Financial Investors Trust

Statement of Investments

(Unaudited)

July 31, 2026

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.00%)(a)
Great Britain (0.00%)(a)
Evraz PLC(b)(c)(d)(e)	91,946	$1,239

TOTAL COMMON STOCKS
(Cost $708,596)		1,239

EXCHANGE TRADED FUNDS (37.43%)
United States (37.43%)
ALPS | CoreCommodity Natural Resources ETF(f)	9,639,725	367,047,953

TOTAL EXCHANGE TRADED FUNDS
(Cost $214,990,598)		367,047,953

Description	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (51.18%)
U.S. Treasury Bonds (51.18%)
United States Treasury Bill(g)
3.530%, 8/27/2026(h)	$130,600,000	130,286,560
3.610%, 9/17/2026(h)	48,300,000	48,079,625
3.585%, 10/1/2026(h)	2,700,000	2,683,766
3.583%, 10/15/2026(h)	175,200,000	173,893,614
3.740%, 10/20/2026(h)	22,000,000	21,825,143
3.705%, 12/17/2026	18,550,000	18,287,208
3.780%, 12/31/2026(h)	70,000,000	68,887,656
3.740%, 1/7/2027(h)	18,550,000	18,244,918
3.890%, 1/21/2027	20,000,000	19,638,629
		501,827,119
TOTAL GOVERNMENT BONDS
(Cost $501,765,577)		501,827,119

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (7.49%)
Money Market Fund (7.49%)
BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3.585%	73,482,135	73,482,135
			73,482,135

TOTAL SHORT TERM INVESTMENTS
(Cost $73,482,135)			73,482,135

TOTAL INVESTMENTS (96.10%)
(Cost $790,946,906)			$942,358,446

Other Assets In Excess Of Liabilities (3.90%)			38,153,853

NET ASSETS (100.00%)			$980,512,299

(a)	Less than 0.005%
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as level 3 assets. See also Note 2 to the Notes to Quarterly Statement of Investments for additional information.
(c)	Non-income producing security.
(d)	Fair valued security; valued by the Valuation Designee in accordance with the procedures utilized by the valuation designee. As of July 31, 2026, these securities had a total value of $1,239 or less than 0.005% of the Fund's net assets.
(e)	Security deemed to be illiquid under the procedures utilized by the Valuation Designee. As of July 31, 2026, the fair value of illiquid securities in the aggregate was $1,239, representing less than 0.005% of the Fund's net assets.
(f)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments. Financials for the affiliated company can be found at www.sec.gov.
(g)	Rate shown represents the bond equivalent yield to maturity at date of purchase.
(h)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $74,624,896.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Statement of Investments	July 31, 2026 (Unaudited)

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value(Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	344	9/30/2026	$29,095,520	$1,497,905
Cocoa Future	Morgan Stanley	Short	(4)	12/15/2026	(221,440)	16,670
Coffee 'C' Future	Morgan Stanley	Long	6	12/18/2026	707,963	93,997
Corn Future	Morgan Stanley	Short	(136)	9/14/2026	(2,997,100)	24,329
Corn Future	Morgan Stanley	Short	(95)	12/14/2026	(2,204,000)	6,020
Feeder Cattle Future	Morgan Stanley	Short	(1)	9/24/2026	(171,888)	4,610
Feeder Cattle Future	Morgan Stanley	Short	(1)	11/19/2026	(164,563)	10,593
Gasoline RBOB Future	Morgan Stanley	Short	(2)	8/31/2026	(261,593)	4,649
Gasoline RBOB Future	Morgan Stanley	Long	2	12/31/2026	207,892	3,835
Hard Red Winter Wheat Future	Morgan Stanley	Long	34	12/14/2026	1,230,375	14,016
Lean Hogs Future	Morgan Stanley	Short	(29)	10/14/2026	(984,260)	4,222
Live Cattle Future	Morgan Stanley	Long	2	10/30/2026	181,800	6,755
Live Cattle Future	Morgan Stanley	Short	(10)	12/31/2026	(907,800)	21,073
LME Aluminum Future	Morgan Stanley	Short	(97)	9/14/2026	(7,731,894)	258,803
LME Aluminum Future	Morgan Stanley	Short	(51)	12/14/2026	(4,053,518)	276,027
LME Aluminum Future	Morgan Stanley	Long	57	1/18/2027	4,523,990	82,153
LME Copper Future	Morgan Stanley	Long	2	8/17/2026	692,923	25,828
LME Copper Future	Morgan Stanley	Long	6	9/14/2026	2,074,670	119,113
LME Copper Future	Morgan Stanley	Long	6	11/16/2026	2,068,128	95,026
LME Copper Future	Morgan Stanley	Long	6	1/18/2027	2,064,791	60,745
LME Lead Future	Morgan Stanley	Short	(67)	9/14/2026	(3,114,847)	187,430
LME Lead Future	Morgan Stanley	Short	(47)	11/16/2026	(2,217,272)	10,648
LME Lead Future	Morgan Stanley	Short	(4)	1/18/2027	(191,279)	2,017
LME Nickel Future	Morgan Stanley	Short	(54)	9/14/2026	(5,563,534)	443,472
LME Nickel Future	Morgan Stanley	Long	1	12/14/2026	104,179	2,788
LME Nickel Future	Morgan Stanley	Short	(19)	12/14/2026	(1,979,408)	167,227
LME Nickel Future	Morgan Stanley	Long	30	1/18/2027	3,138,161	142,510
LME Tin Future	Morgan Stanley	Long	2	9/14/2026	551,480	26,723
LME Tin Future	Morgan Stanley	Long	3	11/16/2026	829,935	62,444
LME Tin Future	Morgan Stanley	Long	2	1/18/2027	553,850	27,833
LME Zinc Future	Morgan Stanley	Long	65	9/14/2026	5,955,901	507,852
LME Zinc Future	Morgan Stanley	Long	42	11/16/2026	3,823,974	247,903
LME Zinc Future	Morgan Stanley	Long	19	1/18/2027	1,721,224	41,899
Natural Gas Future	Morgan Stanley	Short	(44)	8/27/2026	(1,208,680)	62,013
Natural Gas Future	Morgan Stanley	Short	(186)	11/25/2026	(6,861,540)	333,076
Natural Gas Future	Morgan Stanley	Short	(304)	12/29/2026	(12,661,600)	396,265
Palladium Future	Morgan Stanley	Long	7	12/29/2026	908,670	10,399
Platinum Future	Morgan Stanley	Long	7	10/28/2026	580,545	10,669
Soybean Future	Morgan Stanley	Short	(34)	11/13/2026	(2,018,750)	36,104
Soybean Future	Morgan Stanley	Short	(25)	1/14/2027	(1,501,562)	20,092
Soybean Meal Future	Morgan Stanley	Short	(43)	12/14/2026	(1,381,160)	926
Soybean Meal Future	Morgan Stanley	Long	61	1/14/2027	1,973,350	47,578
Soybean Oil Future	Morgan Stanley	Short	(37)	12/14/2026	(1,485,180)	78,698
Sugar #11 Future	Morgan Stanley	Short	(74)	9/30/2026	(1,215,021)	13,314
Wheat Future	Morgan Stanley	Short	(80)	9/14/2026	(2,557,000)	15,549
Wheat Future	Morgan Stanley	Long	10	12/14/2026	328,750	8,853
White Sugar Future	Morgan Stanley	Long	25	11/13/2026	576,875	26,799
WTI Crude Future	Morgan Stanley	Long	320	8/20/2026	27,094,400	3,809,234
WTI Crude Future	Morgan Stanley	Long	82	9/22/2026	6,682,180	652,032
					$34,016,637	$10,018,716

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Statement of Investments	July 31, 2026 (Unaudited)

Description	Counterparty	Position	Contracts	Expiration Date	Notional Value(Note 2)	Unrealized Depreciation
Brent Crude Future	Morgan Stanley	Short	(175)	12/1/2026	$(14,103,250)	$(524,098)
Cocoa Future	Morgan Stanley	Short	(31)	9/15/2026	(1,673,070)	(98,751)
Coffee 'C' Future	Morgan Stanley	Short	(6)	9/18/2026	(747,225)	(8,303)
Copper Future	Morgan Stanley	Short	(2)	9/28/2026	(323,275)	(4,330)
Cotton No.2 Future	Morgan Stanley	Short	(19)	12/8/2026	(777,005)	(6,036)
Feeder Cattle Future	Morgan Stanley	Long	3	1/28/2027	482,888	(35,128)
Gasoline RBOB Future	Morgan Stanley	Long	51	9/30/2026	6,069,785	(289,898)
Gasoline RBOB Future	Morgan Stanley	Short	(44)	11/30/2026	(4,712,770)	(245,057)
Gold Future	Morgan Stanley	Long	3	12/29/2026	1,232,100	(19,917)
Hard Red Winter Wheat Future	Morgan Stanley	Short	(58)	9/14/2026	(2,051,750)	(83,089)
Lean Hogs Future	Morgan Stanley	Short	(30)	12/15/2026	(908,100)	(10,211)
Live Cattle Future	Morgan Stanley	Short	(1)	10/30/2026	(90,900)	(3,403)
LME Aluminum Future	Morgan Stanley	Long	99	9/14/2026	7,891,315	(176,359)
LME Aluminum Future	Morgan Stanley	Long	64	11/16/2026	5,093,168	(445,844)
LME Aluminum Future	Morgan Stanley	Short	(64)	11/16/2026	(5,093,168)	(34,395)
LME Aluminum Future	Morgan Stanley	Long	6	12/14/2026	476,885	(21,711)
LME Aluminum Future	Morgan Stanley	Short	(7)	1/18/2027	(555,578)	(2,549)
LME Copper Future	Morgan Stanley	Short	(2)	8/17/2026	(692,923)	(14,847)
LME Copper Future	Morgan Stanley	Short	(8)	9/14/2026	(2,766,226)	(116,187)
LME Copper Future	Morgan Stanley	Short	(6)	11/16/2026	(2,068,128)	(64,407)
LME Copper Future	Morgan Stanley	Short	(1)	1/18/2027	(344,132)	(5,451)
LME Lead Future	Morgan Stanley	Long	60	9/14/2026	2,789,415	(171,118)
LME Lead Future	Morgan Stanley	Long	47	11/16/2026	2,217,272	(137,815)
LME Lead Future	Morgan Stanley	Long	45	1/18/2027	2,151,889	(7,538)
LME Nickel Future	Morgan Stanley	Long	47	9/14/2026	4,842,335	(71,120)
LME Nickel Future	Morgan Stanley	Short	(32)	11/16/2026	(3,322,412)	(151,327)
LME Nickel Future	Morgan Stanley	Long	32	11/16/2026	3,322,412	(416,208)
LME Nickel Future	Morgan Stanley	Short	(2)	1/18/2027	(209,211)	(6,400)
LME Tin Future	Morgan Stanley	Short	(2)	9/14/2026	(551,480)	(32,857)
LME Tin Future	Morgan Stanley	Short	(3)	11/16/2026	(829,935)	(36,991)
LME Zinc Future	Morgan Stanley	Short	(61)	9/14/2026	(5,589,384)	(367,533)
LME Zinc Future	Morgan Stanley	Short	(42)	11/16/2026	(3,823,974)	(146,538)
LME Zinc Future	Morgan Stanley	Short	(5)	1/18/2027	(452,954)	(4,061)
Low Su Gasoil G Future	Morgan Stanley	Short	(15)	9/10/2026	(1,845,750)	(382,446)
Low Su Gasoil G Future	Morgan Stanley	Long	52	10/12/2026	6,026,800	(52,976)
Low Su Gasoil G Future	Morgan Stanley	Short	(5)	1/12/2027	(494,625)	(3,035)
Natural Gas Future	Morgan Stanley	Long	649	9/28/2026	18,087,630	(1,064,944)
NY Harbor ULSD	Morgan Stanley	Short	(3)	8/31/2026	(516,033)	(56,375)
NY Harbor ULSD	Morgan Stanley	Short	(1)	9/30/2026	(166,228)	(9,066)
NY Harbor ULSD	Morgan Stanley	Short	(32)	11/30/2026	(4,878,720)	(528,665)
Palladium Future	Morgan Stanley	Long	10	9/28/2026	1,281,400	(54,771)
Platinum Future	Morgan Stanley	Long	11	1/28/2027	920,810	(113,113)
Robusta Coffee Future	Morgan Stanley	Long	15	1/25/2027	561,600	(12,894)
Silver Future	Morgan Stanley	Long	4	9/28/2026	1,155,720	(11,129)
Silver Future	Morgan Stanley	Long	14	12/29/2026	4,089,960	(947,733)
Soybean Oil Future	Morgan Stanley	Long	54	1/14/2027	2,165,940	(52,304)
Sugar #11 Future	Morgan Stanley	Long	15	2/26/2027	260,904	(3,500)
WTI Crude Future	Morgan Stanley	Short	(377)	11/20/2026	(28,817,880)	(2,479,776)
WTI Crude Future	Morgan Stanley	Short	(153)	12/21/2026	(11,456,640)	(700,711)
					$(28,742,498)	$(10,232,915)

ALPS | CoreCommodity Management
CompleteCommodities® Strategy Fund

Statement of Investments	July 31, 2026 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
UBS Group AG	CRB 3m Fwd TR Index**	$43,688,938	USB3MTA + 25 bps	11/30/2026	$43,688,951	$13
Citigroup	CRB 3m Fwd TR Index**	10,976,858	USB3MTA + 24 bps	10/30/2026	10,976,866	8
Societe Generale	CRB 3m Fwd TR Index**	33,983,759	USB3MTA + 24 bps	10/30/2026	33,983,767	8
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	19,335,366	USB3MTA + 25 bps	6/30/2027	19,335,371	5
RBC	CRB 3m Fwd TR Index**	13,397,489	USB3MTA + 29 bps	10/30/2026	13,397,494	5
RBC	BCOM 3m Fwd TR Index***	14,949,759	USB3MTA + 12 bps	10/30/2026	14,949,736	(23)
Citigroup	BCOM 3m Fwd TR Index***	18,273,409	USB3MTA + 11 bps	10/30/2026	18,273,369	(40)
Bank of America - Merrill Lynch	BCOM 3m Fwd TR Index***	21,190,432	USB3MTA + 12 bps	10/30/2026	21,190,384	(48)
Goldman Sachs	BCOM 3m Fwd TR Index***	37,898,253	USB3MTA + 11 bps	10/30/2026	37,898,165	(88)
Societe Generale	BCOM TR Index***	25,871,219	USB3MTA + 10 bps	10/30/2026	25,871,126	(93)
Societe Generale	BCOM 3m Fwd TR Index***	49,456,167	USB3MTA + 12 bps	10/30/2026	49,456,045	(122)
Bank of America - Merrill Lynch	BCOM TR Index***	67,790,526	USB3MTA + 12 bps	10/30/2026	67,790,279	(247)
RBC	BCOM TR Index***	96,824,186	USB3MTA + 12 bps	10/30/2026	96,823,831	(355)
Citigroup	BCOM TR Index***	150,179,471	USB3MTA + 10 bps	10/30/2026	150,178,920	(551)
		$603,815,832			$603,814,304	$(1,528)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau
***	BCOM – Bloomberg Commodity Index

See Notes to Quarterly Statement of Investments.

Kotak India Equity Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (100.04%)
Communication Services (7.32%)
Diversified Telecommunication Services (2.41%)
Indus Towers, Ltd.	1,357,591	$5,566,705

Wireless Telecommunication Services (4.91%)
Bharti Airtel, Ltd.	547,384	11,308,585

Total Communication Services		16,875,290

Consumer Discretionary (13.78%)
Automobile Components (2.86%)
UNO Minda, Ltd.	534,066	6,605,544

Automobiles (2.92%)
Mahindra & Mahindra, Ltd.	189,022	6,730,626

Broadline Retail (2.82%)
Vishal Mega Mart, Ltd.(a)	5,788,640	6,497,449

Hotels, Restaurants & Leisure (3.64%)
Eternal, Ltd.(a)	2,651,758	8,403,785

Specialty Retail (1.54%)
Lenskart Solutions, Ltd.(a)	601,928	3,541,047

Total Consumer Discretionary		31,778,451

Consumer Staples (4.44%)
Food Products (2.12%)
Britannia Industries, Ltd.	86,297	4,897,422

Personal Care Products (2.32%)
Godrej Consumer Products, Ltd.	475,510	5,333,240

Total Consumer Staples		10,230,662

Energy (6.19%)
Oil, Gas & Consumable Fuels (6.19%)
Reliance Industries, Ltd.	1,042,036	14,266,990

Total Energy		14,266,990

Financials (34.66%)
Banks (14.70%)
AU Small Finance Bank, Ltd.(b)(c)	544,296	5,973,711
Axis Bank, Ltd.	535,255	6,892,654
ICICI Bank, Ltd., Sponsored ADR	702,445	21,066,325
		33,932,690
Capital Markets (6.55%)
360 ONE WAM, Ltd.	590,644	7,018,246
BSE, Ltd.	99,866	3,814,468

	Shares	Value (Note 2)
Capital Markets (continued)
HDFC Asset Management Co., Ltd.(b)(c)	155,622	$4,263,589
		15,096,303

Consumer Finance (11.57%)
Bajaj Finance, Ltd.	945,530	11,303,156
Cholamandalam Investment and Finance Co., Ltd.	309,004	5,988,115
Poonawalla Fincorp, Ltd.(a)	1,409,402	6,845,321
Shriram Finance, Ltd.	232,078	2,543,608
		26,680,200

Insurance (1.84%)
Max Financial Services, Ltd.(a)	270,614	4,249,000

Total Financials		79,958,193

Health Care (6.10%)
Health Care Providers & Services (3.29%)
Max Healthcare Institute, Ltd.	660,165	7,598,213

Pharmaceuticals (2.81%)
Cipla, Ltd.	199,147	3,073,494
Piramal Pharma, Ltd.	1,659,565	3,401,399
		6,474,893

Total Health Care		14,073,106

Industrials (12.50%)
Aerospace & Defense (2.71%)
Bharat Electronics, Ltd.	1,540,044	6,259,382

Electrical Equipment (2.15%)
GE Vernova T&D India, Ltd.	109,351	4,951,461

Machinery (4.21%)
Tata Motors, Ltd. /new	2,121,731	9,705,696

Passenger Airlines (3.43%)
InterGlobe Aviation, Ltd.(b)(c)	146,041	7,907,919

Total Industrials		28,824,458

Information Technology (7.99%)
IT Services (7.99%)
Coforge, Ltd.	414,216	7,470,818
Cognizant Technology Solutions Corp., Class A	143,385	7,936,360

Kotak India Equity Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)
IT Services (continued)
Mphasis, Ltd.	122,255	$3,008,414
		18,415,592

Total Information Technology		18,415,592

Materials (5.57%)
Construction Materials (4.40%)
Dalmia Bharat, Ltd.	167,214	3,152,563
UltraTech Cement, Ltd.	56,004	6,984,127
		10,136,690

Paper & Forest Products (1.17%)
Century Plyboards India, Ltd.	322,206	2,699,743

Total Materials		12,836,433

Real Estate (1.49%)
Real Estate Management & Development (1.49%)
Brigade Enterprises, Ltd.	566,376	3,444,273

Total Real Estate		3,444,273

TOTAL COMMON STOCKS
(Cost $215,088,744)		230,703,448

TOTAL INVESTMENTS (100.04%)
(Cost $215,088,744)		$230,703,448

Liabilities in Excess of Other Assets (-0.04%)		(98,074)

NET ASSETS (100.00%)		$230,605,374

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of July 31, 2026 the aggregate market value of those securities was $18,145,219, representing 7.87% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, the aggregate market value of those securities was $18,145,219, representing 7.87% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS Global Opportunity Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (11.87%)
Abrdn Private Equity Opportunities Trust PLC	89,211	$741,548
HarbourVest Global Private Equity, Ltd.(a)	20,078	904,654
HBM Healthcare Investments AG, Class A	1,958	606,691
HgCapital Trust PLC	319,964	1,683,905
Neuberger Private Equity Partners, Ltd.	29,305	590,148
Oakley Capital Investments, Ltd.(a)	96,757	680,468
		5,207,414

TOTAL CLOSED-END FUNDS
(Cost $4,187,553)		5,207,414

COMMON STOCKS (86.83%)
Communications (4.43%)
Internet (4.43%)
Amazon.com, Inc.(a)	3,330	904,362
GoDaddy, Inc.(a)	4,270	353,300
Meta Platforms, Inc., Class A	1,230	684,753
		1,942,415

Total Communications		1,942,415

Consumer Discretionary (2.13%)
Retail (2.13%)
Wesfarmers, Ltd.	14,925	934,833

Total Consumer Discretionary		934,833

Consumer Staples (1.61%)
Retail (1.61%)
Costco Wholesale Corp.	740	704,399

Total Consumer Staples		704,399

Consumer, Cyclical (0.76%)
Distribution/Wholesale (0.76%)
D'ieteren Group	1,625	335,408

Total Consumer, Cyclical		335,408

Financials (58.98%)
Diversified Financial Services (35.12%)
Apollo Global Management, Inc.	13,690	1,719,327
Ares Management LP, Class A	13,810	1,768,923
Berkshire Hathaway, Inc., Class B(a)	3,324	1,700,359
Blackstone, Inc., Class A	13,145	1,679,274
Blue Owl Capital, Inc.	58,500	602,550
Hamilton Lane, Inc., Class A	11,015	979,344
Houlihan Lokey, Inc.	7,710	967,528
KKR & Co., Inc., Class A	19,680	1,996,141
Mastercard, Inc., Class A	1,085	621,814

	Shares	Value (Note 2)
Diversified Financial Services (continued)
Partners Group Holding AG	1,724	$1,437,004
StepStone Group, Inc., Class A	19,655	862,068
TPG, Inc.	24,620	1,074,909
		15,409,241

Holding Companies-Diversified Operations (1.27%)
Sofina SA	1,965	556,852

Investment Companies (10.13%)
3i Group PLC	54,255	2,088,690
Investor AB, B Shares	26,205	1,132,000
Italmobiliare SpA	9,400	283,147
Mutares SE & Co. KGaA	30,530	940,371
		4,444,208

Private Equity (12.46%)
Brederode SA	14,639	1,741,833
Bridgepoint Group PLC(b)(c)	182,415	788,376
CVC Capital Partners PLC(b)(c)	42,285	709,971
EQT AB	32,520	1,104,567
ICG PLC	33,522	855,878
Integral Corp.	14,415	264,886
		5,465,511

Total Financials		25,875,812

Industrials (11.50%)
Commercial Services (1.98%)
FTAI Aviation, Ltd.	4,215	868,290

Electronics (3.62%)
Amphenol Corp., Class A	3,510	564,057
Coherent Corp.(a)	825	216,884
OEM International AB, Class B	43,675	806,053
		1,586,994

Engineering&Construction (1.48%)
IES Holdings, Inc.(a)	870	647,750

Machinery-Diversified (3.66%)
Carlisle Cos., Inc.	1,810	651,454
CSW Industrials, Inc.	1,345	428,961

ALPS Global Opportunity Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)

Machinery-Diversified (continued)
Dover Corp.	2,585	$528,943
		1,609,358

Miscellaneous Manufactur (0.76%)
Diploma PLC	3,380	334,730

Total Industrials		5,047,122

Technology (7.42%)
Electronics (1.21%)
Lagercrantz Group AB, B Shares	22,570	530,726

Semiconductors (1.98%)
Broadcom, Inc.	740	288,067
Lam Research Corp.	1,986	581,938
		870,005

Software (4.23%)
Constellation Software, Inc.	276	591,237
Intuit, Inc.	1,310	414,052
Microsoft Corp.	1,830	850,437
		1,855,726

Total Technology		3,256,457

TOTAL COMMON STOCKS
(Cost $33,989,614)		38,096,446

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.89%)
Money Market Fund (0.89%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class - Premier Class	3.615%	391,304	391,304

TOTAL SHORT TERM INVESTMENTS
(Cost $391,304)			391,304

TOTAL INVESTMENTS (99.59%)
(Cost $38,568,471)			$43,695,164

Other Assets In Excess Of Liabilities (0.41%)			179,273

NET ASSETS (100.00%)			$43,874,437

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of July 31, 2026 the aggregate market value of those securities was $1,498,347, representing 3.42% of net assets.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, the aggregate market value of those securities was $1,498,347, representing 3.42% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS Global Opportunity Fund

Statement of Investments	July 31, 2026 (Unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at July 31, 2026	Fund Delivering	U.S. $ Value at July 31, 2026	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Company	11/20/26	USD	$(1,276,346)	GBP	$(1,282,158)	$5,812
						$5,812

State Street Bank & Trust Company	09/18/26	USD	$(1,293,809)	GBP	$(1,290,871)	$(2,938)
						$(2,938)

ALPS Balanced Opportunity Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (69.76%)
Communications (6.06%)
Entertainment Content (0.41%)
Walt Disney Co.	539	$51,846

Internet Media & Services (5.65%)
Alphabet, Inc., Class A	1,440	512,828
Meta Platforms, Inc., Class A	376	209,323
		722,151

Total Communications		773,997

Consumer Discretionary (6.93%)
E-Commerce Discretionary (3.28%)
Amazon.com, Inc.(a)	1,544	419,320

Leisure Facilities & Services (1.80%)
Marriott International, Inc., Class A	318	118,560
McDonald's Corp.	414	112,045
		230,605

Retail - Discretionary (1.85%)
Lowe's Cos., Inc.	580	120,529
O'Reilly Automotive, Inc.(a)	1,290	115,262
		235,791

Total Consumer Discretionary		885,716

Consumer Staples (1.29%)
Retail - Consumer Staples (1.29%)
Costco Wholesale Corp.	58	55,210
Walmart, Inc.	980	108,976
		164,186

Total Consumer Staples		164,186

Energy (2.56%)
Oil & Gas Producers (1.58%)
ConocoPhillips	1,677	202,045

Oil & Gas Services & Equipment (0.98%)
Baker Hughes Co.	2,060	124,609

Total Energy		326,654

Financials (7.01%)
Banking (1.68%)
JPMorgan Chase & Co.	454	159,713
Wells Fargo & Co.	633	54,723
		214,436

Institutional Financial Svcs (2.59%)
Goldman Sachs Group, Inc.	246	250,521

	Shares	Value (Note 2)
Institutional Financial Svcs (continued)
Intercontinental Exchange, Inc.	525	$80,052
		330,573

Specialty Finance (2.74%)
American Express Co.	430	144,587
Mastercard, Inc., Class A	235	134,679
S&P Global, Inc.	173	71,264
		350,530

Total Financials		895,539

Health Care (11.45%)
Biotech & Pharma (8.27%)
Eli Lilly & Co.	152	174,624
Gilead Sciences, Inc.	1,025	133,465
Johnson & Johnson	1,910	489,628
Merck & Co., Inc.	990	128,898
Vertex Pharmaceuticals, Inc.(a)	274	130,725
		1,057,340

Health Care Facilities & Svcs (1.99%)
HCA Healthcare, Inc.	61	24,558
IQVIA Holdings, Inc.(a)	385	90,483
UnitedHealth Group, Inc.	335	138,824
		253,865

Medical Equipment & Devices (1.19%)
Thermo Fisher Scientific, Inc.	265	152,190

Total Health Care		1,463,395

Industrials (11.60%)
Aerospace & Defense (2.58%)
RTX Corp.	1,530	329,287

Commercial Support Services (1.23%)
Mobility Global, Inc.(a)	173	3,526
Waste Management, Inc.	676	153,148
		156,674

Electrical Equipment (4.25%)
ABB, Ltd., ADR	1,140	112,427
Amphenol Corp., Class A	2,130	342,290
Schneider Electric SE, ADR	825	55,341
Trane Technologies PLC	74	33,666
		543,724

Machinery (2.60%)
Caterpillar, Inc.	261	212,666

ALPS Balanced Opportunity Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)
Machinery (continued)
Deere & Co.	202	$119,719
		332,385

Transportation & Logistics (0.94%)
Old Dominion Freight Line, Inc.	565	119,859

Total Industrials		1,481,929

Materials (1.59%)
Base Metal (0.69%)
Freeport-McMoRan, Inc.	1,406	88,058

Chemicals (0.90%)
Linde PLC	241	115,289

Total Materials		203,347

Real Estate (1.97%)
REIT (1.97%)
Equity LifeStyle Properties, Inc.	905	58,888
Welltower, Inc.	825	193,413
		252,301

Total Real Estate		252,301

Technology (17.70%)
Semiconductors (8.84%)
Intel Corp.(a)	2,635	237,677
Lam Research Corp.	884	259,030
NVIDIA Corp.	1,557	312,568
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	791	319,762
		1,129,037

Software (4.98%)
Microsoft Corp.	867	402,912
Snowflake, Inc., Class A(a)	630	184,766
Synopsys, Inc.(a)	126	48,984
		636,662

Technology Hardware (3.27%)
Apple, Inc.	1,131	349,377
Motorola Solutions, Inc.	157	68,413
		417,790

Technology Services (0.61%)
International Business Machines Corp.	346	77,383

Total Technology		2,260,872

Utilities (1.60%)
Electric Utilities (1.60%)
Alliant Energy Corp.	1,200	84,936

	Shares	Value (Note 2)
Electric Utilities (continued)
Duke Energy Corp.	797	$99,967
NRG Energy, Inc.	150	20,144
		205,047

Total Utilities		205,047

TOTAL COMMON STOCKS
(Cost $4,903,312)		8,912,983

EXCHANGE TRADED FUNDS (25.95%)
Debt (25.95%)
ALPS | Smith Core Plus Bond ETF(b)	131,117	3,315,687

TOTAL EXCHANGE TRADED FUNDS
(Cost $3,424,379)		3,315,687

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.31%)
Money Market Fund (4.31%)
State Street Institutional Treasury Plus Money Market Fund - Premier Class	3.615%	549,954	549,954

TOTAL SHORT TERM INVESTMENTS
(Cost $549,954)			549,954

TOTAL INVESTMENTS (100.02%)
(Cost $8,877,645)			$12,778,624

Liabilities in Excess of Other Assets (-0.02%)			(2,234)

NET ASSETS (100.00%)			$12,776,390

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments. Financials for the affiliated company can be found at www.sec.gov.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS Asset Allocation Growth & Income

Statement of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (100.48%)
Debt (26.67%)
ALPS Strategic Income Fund(a)	426,610	$9,583,921
iShares® Core U.S. Aggregate Bond ETF	41,250	4,016,512
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	20,660	1,894,109
Vanguard® Intermediate-Term Treasury ETF	36,650	2,138,528
Vanguard® Mortgage-Backed Securities ETF	60,330	2,778,800
		20,411,870

Equity (73.81%)
ALPS Active Equity Opportunity ETF(a)	197,380	14,783,920
ALPS Dynamic US Dividend Advantage ETF(a)	208,132	14,969,623
ALPS Electrification Infrastructure ETF(a)	72,910	2,971,316
ALPS Equal Sector Weight ETF(a)	22,975	1,173,563
ALPS International Sector Dividend Dogs ETF(a)	88,710	3,876,627
ALPS O'Shares International Developed Quality Dividend ETF(a)	34,380	1,223,522
iShares® Core MSCI International Developed Markets ETF	84,580	7,653,644
iShares® Core S&P 500® ETF	4,340	3,256,389
Vanguard® International High Dividend Yield ETF	18,860	1,953,142
Vanguard® Total Stock Market ETF	12,595	4,637,605
		56,499,351

TOTAL EXCHANGE TRADED FUNDS
(Cost $59,342,166)		76,911,221

TOTAL INVESTMENTS (100.48%)
(Cost $59,342,166)		$76,911,221

Liabilities in Excess of Other Assets (-0.48%)		(367,843)

NET ASSETS (100.00%)		$76,543,378

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments. Financials for the affiliated company can be found at www.sec.gov.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2026 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the Statement of Investments of the following five Funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, Kotak India Equity Fund, ALPS Global Opportunity Fund, ALPS Balanced Opportunity Fund and ALPS Asset Allocation Growth & Income (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns, consistent with prudent investment management. Kotak India Equity Fund seeks to achieve long-term capital appreciation. The ALPS Global Opportunity Fund seeks to maximize total return. The ALPS Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. ALPS Asset Allocation Growth & Income seeks to achieve long-term growth and income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). All intercompany transactions have been eliminated upon consolidation. The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of July 31, 2026, net assets of the CoreCommodity Fund were $980,512,299, of which $195,915,469, or 19.98%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies". In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. Each Fund’s Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the “Adviser” or “AAI”) as the valuation designee (the "Valuation Designee"), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Notes to Quarterly Statements of Investments

July 31, 2026 (Unaudited)

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limited move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For Kotak India Equity Fund and ALPS Global Opportunity Fund, each of which holds equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by the Valuation Designee. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Funds' portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or "Trustees") has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Notes to Quarterly Statements of Investments

July 31, 2026 (Unaudited)

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2026:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$–	$–	$1,239	$1,239
Exchange Traded Funds	367,047,953	–	–	367,047,953
Government Bonds	–	501,827,119	–	501,827,119
Short Term Investments	73,482,135	–	–	73,482,135
Total	$440,530,088	$501,827,119	$1,239	$942,358,446
Other Financial Instruments
Assets:
Futures Contracts	$10,018,716	$–	$–	$10,018,716
Liabilities:
Contracts for Difference (TRS)	–	(1,528)	–	(1,528)
Futures Contracts	(10,232,915)	–	–	(10,232,915)
Total	$(214,199)	$(1,528)	$–	$(215,727)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Kotak India Equity Fund
Common Stocks
Communication Services	$–	$16,875,290	$–	$16,875,290
Consumer Discretionary	–	31,778,451	–	31,778,451
Consumer Staples	–	10,230,662	–	10,230,662
Energy	–	14,266,990	–	14,266,990
Financials	21,066,325	58,891,868	–	79,958,193
Health Care	–	14,073,106	–	14,073,106
Industrials	–	28,824,458	–	28,824,458
Information Technology	7,936,360	10,479,232	–	18,415,592
Materials	–	12,836,433	–	12,836,433
Real Estate	–	3,444,273	–	3,444,273
Total	$29,002,685	$201,700,763	$–	$230,703,448

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Global Opportunity Fund
Common Stocks
Communications	$1,942,415	$–	$–	$1,942,415
Consumer Discretionary	–	934,833	–	934,833
Consumer Staples	704,399	–	–	704,399
Consumer, Cyclical	–	335,408	–	335,408
Financials	13,972,238	11,903,574	–	25,875,812
Industrials	3,906,340	1,140,782	–	5,047,122
Technology	2,725,731	530,726	–	3,256,457
Closed-End Funds	606,691	4,600,723	–	5,207,414
Short Term Investments	391,304	–	–	391,304
Total	$24,249,118	$19,446,046	$–	$43,695,164
Other Financial Instruments
Assets:
Forward Contracts	$–	$5,812	$–	$5,812
Liabilities:
Forward Contracts	–	(2,938)	–	(2,938)
Total	$–	$2,874	$–	$2,874

Notes to Quarterly Statements of Investments

July 31, 2026 (Unaudited)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Balanced Opportunity Fund
Common Stocks(a)	$8,912,983	$–	$–	$8,912,983
Exchange Traded Funds	3,315,687	–	–	3,315,687
Short Term Investments	549,954	–	–	549,954
Total	$12,778,624	$–	$–	$12,778,624

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS Asset Allocation Growth & Income
Exchange Traded Funds	$76,911,221	$–	$–	$76,911,221
Total	$76,911,221	$–	$–	$76,911,221

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Consolidated Statement of Investments or Statements of Investments.

The Funds, except for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended July 31, 2026. As of July 31, 2026, the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund held securities classified as Level 3 in the fair value hierarchy valued at $1,239, which represents less than 0.005% of net assets.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except ALPS Balanced Opportunity Fund and ALPS Asset Allocation Growth & Income, normally pays dividends and distributes capital gains, if any, on an annual basis. ALPS Balanced Opportunity Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. ALPS Asset Allocation Growth & Income normally pays dividends, if any, on a quarterly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

Notes to Quarterly Statements of Investments

July 31, 2026 (Unaudited)

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for withholding taxes or certain foreign securities, as soon as information is available to each Fund.

Cash Management Transactions: Kotak India Equity Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to a Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Notes to Quarterly Statements of Investments

July 31, 2026 (Unaudited)

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments or Consolidated Statement of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Notes to Quarterly Statements of Investments

July 31, 2026 (Unaudited)

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enters into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities or Consolidated Statement of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at July 31, 2026 are disclosed after the Statements of Investments or Consolidated Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Notes to Quarterly Statements of Investments

July 31, 2026 (Unaudited)

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the period ended, July 31, 2026 were as follows:

Security Name	Fair Value as of October 31, 2025	Purchases	Sales	Fair Value as of July 31, 2026	Share Balance as of July 31, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS | CoreCommodity Natural Resources ETF	$370,296,561	$56,581,023	$(123,536,932)	$367,047,953	9,639,725	$-	$26,291,995	$37,415,306
	$370,296,561	$56,581,023	$(123,536,932)	$367,047,953		$-	$26,291,995	$37,415,306

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for ALPS Balanced Opportunity for the period ended, July 31, 2026 were as follows:

Security Name	Fair Value as of October 31, 2025	Purchases	Sales	Fair Value as of July 31, 2026	Share Balance as of July 31, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS | Smith Core Plus Bond ETF	$4,094,480	$-	$(657,370)	$3,315,687	131,117	$119,099	$(110,894)	$(10,529)
	$4,094,480	$-	$(657,370)	$3,315,687		$119,099	$(110,894)	$(10,529)

The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies ALPS Asset Allocation Growth & Income for the period ended, July 31, 2026 were as follows:

Security Name	Fair Value as of October 31, 2025	Purchases	Sales	Fair Value as of July 31, 2026	Share Balance as of July 31, 2026	Dividends	Change in Unrealized Gain (Loss)	Realized Gain (Loss)
ALPS Dynamic Core Income ETF*	$1,989,749	$–	$(1,969,148)	$–	$–	$24,804	$34,077	$(54,678)
ALPS Strategic Income Fund**	6,881,169	2,999,055	–	9,583,922	426,610	304,036	(296,302)	–
Alerian Energy Infrastructure ETF	–	1,509,163	(1,519,003)	–	–	–	–	9,840
ALPS Active Equity Opportunity ETF	10,971,893	2,277,566	–	14,783,920	197,380	62,820	1,534,060	–
ALPS Dynamic US Dividend Advantage ETF***	14,465,171	2,666,661	(3,708,546)	14,969,623	208,132	199,282	(418,888)	1,965,225
ALPS Electrification Infrastructure ETF	4,722,179	–	(2,284,282)	2,971,316	72,910	33,160	(161,682)	695,101
ALPS Equal Sector Weight ETF	–	1,162,937	–	1,173,563	22,975	1,562	10,626	–
ALPS International Sector Dividend Dogs ETF	3,605,798	–	(387,689)	3,876,627	88,710	145,779	588,715	69,803
ALPS O'Shares International Developed Quality Dividend ETF	–	1,171,670	–	1,223,522	34,380	6,237	51,852	–
ALPS O'Shares U.S. Quality Dividend ETF	3,113,604	–	(3,178,185)	–	–	23,511	(275,915)	340,496
	$45,749,563	$11,787,052	$(13,046,853)	$48,582,493		$801,191	$1,066,543	$3,025,787

*	Formerly RiverFront Dynamic Core Income ETF.
**	Formerly RiverFront Strategic Income Fund.
***	Formerly RiverFront Dynamic US Dividend Advantage ETF.

Financial Investors Trust

Statement of Investments

(Unaudited)

July 31, 2026

ALPS | Smith Short Duration Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (0.74%)

Aerospace & Defense (0.28%)
TransDigm, Inc.
1M US SOFR + 2.50%, 02/28/2031(a)	$1,741,117	$1,745,356

Casinos & Gaming (0.46%)
Caesars Entertainment, Inc.
1M US SOFR + 2.25%, 02/06/2031(a)	2,984,733	2,851,659

TOTAL BANK LOANS
(Cost $4,719,038)		4,597,015

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.00%)(b)

Fannie Mae
Series 1997-12, Class FA,
30D US SOFR + 1.11%, 04/18/2027(a)	546	547
Series 1997-49, Class F,
30D US SOFR + 0.61%, 06/17/2027(a)	803	803
Series 2012-47, Class HA,
1.500%, 05/25/2027	362	360
Series 2013-5, Class DB,
2.000%, 02/25/2028	7,620	7,513
Series 2015-96, Class EA,
3.000%, 12/25/2026	13,370	13,320
		22,543

Freddie Mac
Series 1996-1885, Class FA,
30D US SOFR + 0.56%, 09/15/2026(a)	6	6
Series 2001-2332, Class FB,
30D US SOFR + 0.56%, 01/15/2028(a)	6,790	6,789
Series 2013-4177, Class NB,
1.500%, 03/15/2028	2,524	2,476
		9,271

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $32,049)		31,814

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (0.35%)

Fannie Mae Pool
Series 2011-,
3.500%, 12/01/2026	13,319	13,273
5.270%, 07/01/2028	445,087	443,655
Series 2021-,
1.490%, 07/01/2028	244,931	231,749

	Principal Amount	Value (Note 2)
1.580%, 12/01/2028	$110,000	$102,773
Series 2023-,
4.550%, 03/01/2028	473,081	472,482
4.900%, 03/01/2028	747,163	746,976
		2,010,908

Freddie Mac Gold Pool
Series 2012-T40090,
3.000%, 05/01/2027	7,682	7,632

Freddie Mac Pool
Series 2018-,
2.000%, 01/01/2028	60,168	59,571
3.500%, 04/01/2028	6,926	6,899
Series 2023-,
4.170%, 04/01/2028	112,625	111,926
		178,396

Ginnie Mae I Pool
Series 2013-AF1057,
2.000%, 07/15/2028	14,847	14,608

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,209,682)		2,211,544

	Principal Amount	Value (Note 2)
CORPORATE BONDS (80.31%)

Aerospace & Defense (6.56%)
ATI, Inc.
4.88%, 10/01/2029	4,000,000	3,938,320
BAE Systems PLC
5.00%, 03/26/2027(c)	4,500,000	4,517,140
Boeing Co.
3.25%, 02/01/2028	3,000,000	2,938,280
5.15%, 05/01/2030	3,000,000	3,015,592
Hexcel Corp.
4.90%, 05/15/2031	6,000,000	5,927,747
Honeywell Aerospace, Inc.
3.90%, 03/16/2028(c)	3,000,000	2,966,867
4.00%, 03/16/2029(c)	3,000,000	2,945,497
Howmet Aerospace, Inc.
3.75%, 03/03/2028	1,650,000	1,629,083
3.90%, 04/15/2029	1,651,000	1,615,717
L3Harris Technologies, Inc.
4.40%, 06/15/2028	6,500,000	6,467,835
Lockheed Martin Corp.
4.15%, 08/15/2028	3,000,000	2,981,591
RTX Corp.
5.75%, 11/08/2026	2,000,000	2,005,779
Total Aerospace & Defense		40,949,448

Airlines (1.97%)
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(c)	3,000,000	2,957,171
Southwest Airlines Co.
4.38%, 11/15/2028	5,000,000	4,943,283

ALPS | Smith Short Duration Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
United Airlines Holdings, Inc.
4.88%, 03/01/2029	$1,581,000	$1,560,745
5.38%, 03/01/2031	1,585,000	1,566,215
United Airlines, Inc.
4.63%, 04/15/2029(c)	1,300,000	1,278,428
Total Airlines		12,305,842

Apparel & Textile Products (1.24%)
Gildan Activewear, Inc.
4.70%, 10/07/2030(c)	4,730,000	4,623,983
VF Corp.
2.80%, 04/23/2027	3,200,000	3,154,870
Total Apparel & Textile Products		7,778,853

Automobiles Manufacturing (4.62%)
Ford Motor Credit Co. LLC
4.97%, 04/06/2029	3,096,000	3,060,414
5.73%, 09/05/2030	1,752,000	1,753,261
5.80%, 03/05/2027	3,000,000	3,015,610
General Motors Co.
5.63%, 04/15/2030	1,500,000	1,528,548
General Motors Financial Co., Inc.
4.20%, 10/27/2028	1,714,000	1,693,358
4.75%, 04/06/2029	2,000,000	1,991,993
5.40%, 05/08/2027	1,500,000	1,509,674
Hyundai Capital America
4.25%, 01/08/2029(c)	6,327,000	6,230,631
Nissan Motor Acceptance Co. LLC
5.63%, 09/29/2028(c)	5,000,000	4,973,344
Stellantis Financial Services US Corp.
4.95%, 09/15/2028(c)	3,100,000	3,078,254
Total Automobiles Manufacturing		28,835,087

Banks (9.99%)
Capital One NA
5.97%, 08/09/2028(a)	2,711,000	2,752,193
Citibank NA
1D US SOFR + 0.60%, 06/18/2029(a)	3,000,000	2,990,446
Citizens Bank NA
1D US SOFR + 0.70%, 01/29/2029(a)	3,000,000	2,973,790
Danske Bank A/S
1Y US TI + 0.75%, 03/27/2029(a)(c)	3,000,000	2,998,693
First-Citizens Bank & Trust Co.
1D US SOFR + 1.15%, 07/13/2029(a)	5,000,000	4,988,356
Goldman Sachs Bank USA
1D US SOFR + 0.72%, 06/03/2029(a)	2,000,000	1,995,134
Manufacturers & Traders Trust Co.
1D US SOFR + 0.94%, 04/18/2030(a)	1,500,000	1,483,821
Mizuho Bank, Ltd.
4.40%, 04/16/2029(c)	3,000,000	2,983,116
Morgan Stanley Bank NA
SOFRINDX + 0.97%, 05/10/2030(a)(d)	810,000	806,817

	Principal Amount	Value (Note 2)
1D US SOFR + 1.08%, 01/14/2028(a)	$3,500,000	$3,508,890
Morgan Stanley Private Bank NA
1D US SOFR + 0.77%, 07/06/2028(a)	3,000,000	2,995,838
PNC Financial Services Group, Inc.
1D US SOFR + 0.61%, 01/26/2029(a)	3,000,000	2,972,119
1D US SOFR + 0.68%, 10/26/2029(a)	3,000,000	2,990,720
1D US SOFR + 0.80%, 07/19/2030(a)	3,000,000	2,994,848
Regions Bank/Birmingham AL
1D US SOFR + 0.81%, 07/27/2029(a)	900,000	898,510
Truist Bank
1D US SOFR + 0.66%, 01/27/2029(a)	3,000,000	2,973,742
US Bank NA
1D US SOFR + 0.91%, 05/15/2028(a)	6,000,000	6,008,266
Wells Fargo & Co.
1D US SOFR + 0.72%, 05/20/2029(a)	3,000,000	2,990,299
1D US SOFR + 1.07%, 04/22/2028(a)	10,000,000	10,077,466
Total Banks		62,383,064

Biotechnology (0.53%)
Amgen, Inc.
5.15%, 03/02/2028	3,300,000	3,326,335

Cable & Satellite (0.60%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 05/01/2027(c)	923,000	921,699
Cox Communications, Inc.
5.45%, 09/15/2028(c)	1,000,000	1,006,210
Space Exploration Technologies Corp.
5.35%, 07/15/2031(c)	1,904,000	1,853,890
Total Cable & Satellite		3,781,799

Casinos & Gaming (0.48%)
MGM Resorts International
5.50%, 04/15/2027	3,000,000	3,004,935

Chemicals (1.49%)
Eastman Chemical Co.
4.50%, 02/20/2031	383,000	372,370
Ecolab, Inc.
4.30%, 06/15/2028	3,000,000	2,991,451
4.60%, 06/15/2029	3,000,000	2,992,959
Sherwin-Williams Co.
3.45%, 06/01/2027	3,000,000	2,976,754
Total Chemicals		9,333,534

Consumer Finance (1.92%)
American Express Co.
1D US SOFR + 1.26%, 04/25/2029(a)	3,000,000	3,002,953
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	785,000	692,146

ALPS | Smith Short Duration Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
4.45%, 03/10/2028	$1,980,000	$1,969,955
4.80%, 03/10/2031	154,000	151,322
Fiserv, Inc.
2.65%, 06/01/2030	3,300,000	3,014,357
Global Payments, Inc.
4.50%, 11/15/2028	1,650,000	1,628,621
Rocket Cos., Inc.
6.50%, 08/01/2029(c)	1,500,000	1,521,578
Total Consumer Finance		11,980,932

Consumer Services (2.06%)
Cintas Corp. No 2
4.20%, 05/01/2028	5,000,000	4,968,629
Mobility Global, Inc.
5.05%, 06/15/2029(c)	3,033,000	3,021,895
Rentokil Terminix Funding PLC
4.63%, 04/23/2031(c)	5,000,000	4,863,491
Total Consumer Services		12,854,015

Containers & Packaging (0.48%)
Sonoco Products Co.
4.45%, 09/01/2026	3,000,000	3,000,166

Department Stores (1.05%)
Kohl's Corp.
10.00%, 06/01/2030(c)	6,100,000	6,592,496

Diversified Banks (4.32%)
Bank of America Corp.
1D US SOFR + 0.87%, 04/23/2030(a)	2,430,000	2,403,764
1D US SOFR + 1.04%, 04/23/2032(a)	702,000	689,045
1D US SOFR + 1.11%, 05/09/2029(a)	3,000,000	2,994,152
Barclays PLC
1D US SOFR + 0.91%, 06/26/2030(a)	3,000,000	2,984,472
HSBC Holdings PLC
1D US SOFR + 0.99%, 03/10/2030(a)	3,000,000	2,958,700
JPMorgan Chase & Co.
1D US SOFR + 0.82%, 04/23/2030(a)	3,000,000	2,960,089
1D US SOFR + 1.19%, 01/23/2028(a)	3,000,000	3,006,937
Mitsubishi UFJ Financial Group, Inc.
1Y US TI + 0.78%, 04/18/2030(a)	3,000,000	2,975,616
Toronto-Dominion Bank
3.91%, 01/13/2028	3,000,000	2,970,531
4.98%, 04/05/2027	3,000,000	3,013,361
Total Diversified Banks		26,956,667

Electrical Equipment Manufacturing (0.82%)
BWX Technologies, Inc.
4.13%, 06/30/2028(c)	2,650,000	2,586,749

	Principal Amount	Value (Note 2)
Eaton Capital ULC
4.45%, 05/09/2030	$2,575,000	$2,542,435
Total Electrical Equipment Manufacturing		5,129,184

Entertainment Content (0.48%)
Paramount Global
3.70%, 06/01/2028	1,600,000	1,556,686
7.88%, 07/30/2030	1,370,000	1,428,811
Total Entertainment Content		2,985,497

Exploration & Production (0.90%)
Diamondback Energy, Inc.
5.20%, 04/18/2027	1,000,000	1,004,750
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(c)	1,500,000	1,505,391
SM Energy Co.
8.75%, 07/01/2031(c)	3,000,000	3,137,955
Total Exploration & Production		5,648,096

Financial Services (11.74%)
Bank of New York Mellon Corp.
1D US SOFR + 0.63%, 01/22/2030(a)	2,000,000	1,967,405
1D US SOFR + 0.89%, 04/23/2032(a)	810,000	793,886
Charles Schwab Corp.
1D US SOFR + 0.78%, 05/21/2030(a)	3,000,000	2,993,666
SOFRINDX + 1.05%, 03/03/2027(a)(d)	2,471,000	2,480,358
5.88%, 08/24/2026	5,000,000	5,001,647
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032(c)	2,295,000	2,246,335
5.50%, 06/18/2030(c)	2,570,000	2,583,208
Depository Trust Co.
4.30%, 03/27/2029(c)	3,000,000	2,974,622
Goldman Sachs Group, Inc.
1D US SOFR + 0.71%, 01/21/2029(a)	5,000,000	4,953,632
1D US SOFR + 0.96%, 01/21/2032(a)	1,174,000	1,139,736
1D US SOFR + 0.99%, 04/20/2030(a)	3,000,000	2,968,148
Jane Street Group / JSG Finance, Inc.
4.50%, 11/15/2029(c)	4,931,000	4,787,365
LPL Holdings, Inc.
4.90%, 04/03/2028	2,000,000	2,000,322
5.70%, 05/20/2027	2,900,000	2,923,637
Lseg US Fin Corp.
4.25%, 03/23/2029(c)	1,155,000	1,139,163
4.88%, 03/28/2027(c)	2,500,000	2,506,969
Morgan Stanley
1D US SOFR + 0.80%, 01/09/2030(a)	2,000,000	1,966,985
SOFRINDX + 0.96%, 04/10/2030(a)(d)	2,000,000	1,979,755
National Securities Clearing Corp.
4.35%, 06/09/2028(c)	3,000,000	2,991,738
4.70%, 06/09/2031(c)	5,000,000	4,958,997
4.90%, 06/26/2029(c)	5,000,000	5,030,804

ALPS | Smith Short Duration Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
UBS Group AG
1D US SOFR + 0.84%, 04/10/2030(a)(c)	$3,000,000	$2,942,720
1Y US TI + 1.60%, 12/22/2027(a)(c)	7,000,000	7,045,991
USAA Capital Corp.
4.38%, 06/01/2028(c)	3,000,000	2,989,548
Total Financial Services		73,366,637

Food & Beverage (1.28%)
Conagra Brands, Inc.
5.40%, 08/01/2031	5,000,000	4,997,046
Mars, Inc.
4.45%, 03/01/2027(c)	3,000,000	3,006,130
Total Food & Beverage		8,003,176

Forest & Paper Products Manufacturing (0.48%)
Georgia-Pacific LLC
4.40%, 05/15/2029(c)	3,000,000	2,972,527

Hardware (0.64%)
Dell International LLC / EMC Corp.
4.75%, 04/01/2028	2,000,000	2,002,702
Hewlett Packard Enterprise Co.
4.45%, 09/25/2026	2,000,000	2,000,718
Total Hardware		4,003,420

Health Care Facilities & Services (1.13%)
HCA, Inc.
5.00%, 03/01/2028	5,000,000	5,023,472
5.20%, 06/01/2028	2,000,000	2,016,410
Total Health Care Facilities & Services		7,039,882

Homebuilders (0.24%)
Taylor Morrison Communities, Inc.
5.75%, 01/15/2028(c)	1,465,000	1,479,309

Industrial Other (0.57%)
Element Fleet Management Corp.
4.64%, 11/24/2030(c)	2,500,000	2,451,255
4.80%, 05/29/2029(c)	1,113,000	1,106,447
Total Industrial Other		3,557,702

Integrated Oils (0.25%)
Saudi Arabian Oil Co.
4.00%, 02/02/2029(c)	1,603,000	1,571,973

Internet Media (0.25%)
Match Group Holdings II LLC
4.63%, 06/01/2028(c)	1,570,000	1,545,965

Life Insurance (0.32%)
Jackson National Life Global Funding
4.90%, 01/13/2027(c)	2,000,000	2,004,862

Machinery Manufacturing (1.28%)
Eaton Corp.
3.85%, 03/06/2028	5,000,000	4,946,581

	Principal Amount	Value (Note 2)
Esab Corp.
6.25%, 04/15/2029(c)	$3,000,000	$3,035,505
Total Machinery Manufacturing		7,982,086

Medical Equipment & Devices Manufacturing (3.51%)
Alcon Finance Corp.
2.75%, 09/23/2026(c)	6,150,000	6,135,400
Augusta SpinCo Corp.
4.32%, 09/23/2027	4,000,000	3,988,139
4.40%, 03/23/2029	2,476,000	2,450,551
Illumina, Inc.
4.65%, 09/09/2026	2,000,000	2,000,671
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029(c)	2,000,000	2,036,366
Solventum Corp.
5.40%, 03/01/2029	776,000	785,869
5.45%, 02/25/2027	1,533,000	1,540,058
Stryker Corp.
4.55%, 02/10/2027	3,000,000	3,004,998
Total Medical Equipment & Devices Manufacturing		21,942,052

Metals & Mining (0.47%)
Steel Dynamics, Inc.
4.00%, 12/15/2028	3,000,000	2,954,413

Oil & Gas Services & Equipment (0.51%)
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
4.05%, 03/11/2029	3,235,000	3,180,291

Pipeline (1.64%)
Buckeye Partners LP
4.13%, 12/01/2027	2,545,000	2,503,579
4.50%, 03/01/2028(c)	250,000	247,085
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/2028(c)	1,000,000	1,023,036
Energy Transfer LP
4.55%, 01/15/2031	1,176,000	1,151,659
Kinetik Holdings LP
6.63%, 12/15/2028(c)	2,000,000	2,034,398
NuStar Logistics LP
5.63%, 04/28/2027	3,000,000	3,010,452
Western Midstream Operating LP
7.25%, 04/01/2030(c)	235,000	246,025
Total Pipeline		10,216,234

Power Generation (2.06%)
Constellation Energy Generation LLC
3.90%, 01/08/2028	5,007,000	4,964,104
4.55%, 06/01/2029	1,617,000	1,604,823
Vistra Operations Co. LLC
4.55%, 10/30/2028(c)	2,000,000	1,982,648
7.75%, 10/15/2031(c)	4,162,000	4,340,929
Total Power Generation		12,892,504

Property & Casualty Insurance (0.50%)
Brown & Brown, Inc.
4.60%, 12/23/2026	1,555,000	1,556,479

ALPS | Smith Short Duration Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
4.70%, 06/23/2028	$1,550,000	$1,547,971
Total Property & Casualty Insurance		3,104,450

Real Estate (0.69%)
SBA Communications Corp.
4.88%, 01/15/2030	2,410,000	2,402,813
VICI Properties LP / VICI Note Co., Inc.
4.13%, 08/15/2030(c)	2,040,000	1,939,373
Total Real Estate		4,342,186

Refining & Marketing (0.50%)
Sunoco LP
7.00%, 05/01/2029(c)	3,050,000	3,118,308

Restaurants (0.85%)
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028(c)	3,853,000	3,777,625
Starbucks Corp.
4.50%, 05/15/2028	1,542,000	1,540,250
Total Restaurants		5,317,875

Retail - Consumer Discretionary (1.60%)
AutoNation, Inc.
4.45%, 01/15/2029	6,000,000	5,923,807
Gap, Inc.
3.63%, 10/01/2029(c)	3,400,000	3,200,436
Victoria's Secret & Co.
4.63%, 07/15/2029(c)	880,000	855,225
Total Retail - Consumer Discretionary		9,979,468

Semiconductors (1.68%)
Foundry JV Holdco LLC
5.50%, 01/25/2031(c)	4,500,000	4,541,799
NVIDIA Corp.
4.25%, 06/15/2028	3,000,000	2,987,434
4.35%, 06/15/2029	3,000,000	2,971,567
Total Semiconductors		10,500,800

Software & Services (3.41%)
Accenture Capital, Inc.
4.75%, 07/10/2029	3,000,000	2,999,921
Booz Allen Hamilton, Inc.
5.38%, 01/30/2030	1,607,000	1,607,296
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	6,406,000	6,091,025
Leidos, Inc.
4.10%, 03/15/2029	1,645,000	1,613,159
Roper Technologies, Inc.
4.25%, 09/15/2028	3,000,000	2,971,907
Synopsys, Inc.
4.55%, 04/01/2027	3,000,000	3,004,008
4.65%, 04/01/2028	3,000,000	2,996,841
Total Software & Services		21,284,157

Supermarkets & Pharmacies (0.99%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(c)	6,124,000	6,166,060

Travel & Lodging (0.94%)
Carnival Corp., Ltd.
4.00%, 08/01/2028(c)	1,515,000	1,484,718

	Principal Amount	Value (Note 2)
VOC Escrow, Ltd.
5.00%, 02/15/2028(c)	$3,000,000	$2,992,022
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028(c)	1,432,000	1,402,930
Total Travel & Lodging		5,879,670

Utilities (1.83%)
American Water Capital Corp.
4.63%, 06/01/2029	635,000	633,107
DTE Energy Co.
4.95%, 07/01/2027	2,000,000	2,008,061
National Rural Utilities Cooperative Finance Corp.
4.05%, 02/09/2029	3,000,000	2,953,642
PacifiCorp
4.65%, 04/15/2029	825,000	822,259
Sempra
5.40%, 08/01/2026	2,000,000	2,000,000
WEC Energy Group, Inc.
4.75%, 01/15/2028	3,000,000	3,007,827
Total Utilities		11,424,896

Waste & Environment Services & Equipment (0.50%)
GFL Environmental, Inc.
4.00%, 08/01/2028(c)	3,195,000	3,118,073

Wireless Telecommunications Services (0.94%)
SoftBank Corp.
4.70%, 07/09/2030(c)	860,000	842,467
T-Mobile USA, Inc.
4.80%, 07/15/2028	5,000,000	5,013,469
Total Wireless Telecommunications Services		5,855,936
TOTAL CORPORATE BONDS
(Cost $503,542,070)		501,650,862

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (17.26%)

U.S.Treasury Bonds (17.26%)
United States Treasury Bond
2.25%, 11/15/2027	8,795,000	8,581,137
United States Treasury Notes
3.38%, 11/30/2027	3,124,000	3,090,197
3.38%, 02/29/2028	39,548,000	39,032,022
3.50%, 01/31/2028	1,318,000	1,303,842
3.88%, 04/30/2031	7,576,000	7,401,249
3.88%, 05/15/2029	10,135,000	10,016,230
4.00%, 05/31/2028	13,292,000	13,230,992
4.13%, 10/31/2029	2,092,000	2,077,617
4.13%, 05/31/2031	8,157,000	8,051,851
4.13%, 06/15/2029	2,730,000	2,715,284

ALPS | Smith Short Duration Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
4.13%, 06/30/2031	$12,459,000	$12,295,476
Total U.S.Treasury Bonds		107,795,897
TOTAL GOVERNMENT BONDS
(Cost $108,445,550)		107,795,897

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.49%)

Money Market Fund (0.49%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	3.58%	3,036,864	3,036,864

TOTAL SHORT TERM INVESTMENTS
(Cost $3,036,864)			3,036,864

TOTAL INVESTMENTS (99.15%)
(Cost $621,985,253)			$619,323,996

Other Assets In Excess Of Liabilities (0.85%)			5,317,139

NET ASSETS (100.00%)			$624,641,135

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - US SOFR Secured Overnight Financing Rate Compounded Index

TI – Treasury Index

Reference Rates:

1M US SOFR - 1 Month SOFR as of July 31, 2026 was 3.62%

30D US SOFR - 30 Day SOFR as of July 31, 2026 was 3.62%

1D US SOFR - 1 Day SOFR as of July 31, 2026 was 3.66%

1Y US TI - 1 Year US TI as of July 31, 2026 was 4.08%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2026 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Less than 0.005%
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, the aggregate market value of those securities was $179,420,834, representing 28.72% of net assets.
(d)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.

See Notes to Quarterly Statement of Investments

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
BANK LOANS (0.95%)

Aerospace & Defense (0.46%)
TransDigm, Inc.
1M US SOFR + 2.50%, 02/28/2031(a)	$15,798,166	$15,836,634

Biotechnology (0.14%)
BioMarin Pharmaceutical, Inc.
3M US SOFR + 1.75%, 04/27/2033(a)	4,900,000	4,900,931

Casinos & Gaming (0.23%)
Caesars Entertainment, Inc.
1M US SOFR + 2.25%, 02/06/2031(a)	8,277,286	7,908,243

Pharmaceuticals (0.12%)
Amneal Pharmaceuticals LLC
1M US SOFR + 3.00%, 08/02/2032(a)	4,338,145	4,357,797

TOTAL BANK LOANS
(Cost $33,415,570)		33,003,605

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (7.00%)

Fannie Mae
Series 1997-76, Class FO,
30D US SOFR + 0.61%, 09/17/2027(a)	1,046	1,046
Series 1999-58, Class F,
30D US SOFR + 0.51%, 11/18/2029(a)	11,615	11,607
Series 2000-40, Class FA,
30D US SOFR + 0.61%, 07/25/2030(a)	4,516	4,519
Series 2000-45, Class F,
30D US SOFR + 0.56%, 12/25/2030(a)	1,889	1,888
Series 2001-27, Class F,
30D US SOFR + 0.61%, 06/25/2031(a)	1,544	1,545
Series 2001-29, Class Z,
6.500%, 07/25/2031	22,063	22,404
Series 2001-52, Class XZ,
6.500%, 10/25/2031	9,347	9,583
Series 2001-59, Class F,
30D US SOFR + 0.71%, 11/25/2031(a)	43,825	43,940
Series 2001-60, Class OF,
30D US SOFR + 1.06%, 10/25/2031(a)	68,153	68,783

	Principal Amount	Value (Note 2)
Series 2001-63, Class FD,
30D US SOFR + 0.71%, 12/18/2031(a)	$3,021	$3,025
Series 2001-63, Class TC,
6.000%, 12/25/2031	8,334	8,465
Series 2001-68, Class PH,
6.000%, 12/25/2031	6,668	6,771
Series 2001-71, Class FE,
30D US SOFR + 0.76%, 11/25/2031(a)	30,737	30,846
Series 2001-71, Class FS,
30D US SOFR + 0.71%, 11/25/2031(a)	25,136	25,202
Series 2001-81, Class GE,
6.000%, 01/25/2032	5,680	5,791
Series 2002-11, Class JF,
30D US SOFR + 0.84%, 03/25/2032(a)	19,175	19,276
Series 2002-12, Class FH,
30D US SOFR + 1.16%, 01/25/2032(a)	22,169	22,410
Series 2002-13, Class FE,
30D US SOFR + 1.01%, 03/25/2032(a)	11,595	11,648
Series 2002-16, Class TM,
7.000%, 04/25/2032	4,741	4,847
Series 2002-17, Class JF,
30D US SOFR + 1.11%, 04/25/2032(a)	10,549	10,664
Series 2002-18, Class FD,
30D US SOFR + 0.91%, 02/25/2032(a)	20,097	20,232
Series 2002-23, Class FA,
30D US SOFR + 1.01%, 04/25/2032(a)	16,259	16,401
Series 2002-34, Class EO,
–%, 05/18/2032(b)	3,188	3,131
Series 2002-36, Class FS,
30D US SOFR + 0.61%, 06/25/2032(a)	866	866
Series 2002-44, Class FJ,
30D US SOFR + 1.11%, 04/25/2032(a)	30,774	31,112
Series 2002-47, Class FC,
30D US SOFR + 0.71%, 11/25/2031(a)	5,862	5,877
Series 2002-48, Class F,
30D US SOFR + 1.11%, 07/25/2032(a)	16,867	17,054
Series 2002-49, Class FC,
30D US SOFR + 1.11%, 11/18/2031(a)	16,538	16,699
Series 2002-60, Class FV,
30D US SOFR + 1.11%, 04/25/2032(a)	39,155	39,583
Series 2002-63, Class EZ,
6.000%, 10/25/2032	4,330	4,407

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2002-64, Class PG,
5.500%, 10/25/2032	$23,337	$23,608
Series 2002-68, Class AF,
30D US SOFR + 1.11%, 10/25/2032(a)	7,431	7,514
Series 2002-7, Class FC,
30D US SOFR + 0.86%, 01/25/2032(a)	23,815	23,947
Series 2002-71, Class AQ,
4.000%, 11/25/2032	8,380	8,288
Series 2002-8, Class FA,
30D US SOFR + 0.86%, 03/18/2032(a)	12,194	12,261
Series 2002-80, Class CZ,
4.500%, 09/25/2032	116,237	110,780
Series 2002-9, Class FW,
30D US SOFR + 0.66%, 03/25/2032(a)	6,088	6,098
Series 2002-91, Class F,
30D US SOFR + 0.66%, 01/25/2033(a)	8,848	8,860
Series 2003-107, Class FD,
30D US SOFR + 0.61%, 11/25/2033(a)	6,182	6,180
Series 2003-110, Class CK,
3.000%, 11/25/2033	8,499	8,303
Series 2003-116, Class FA,
30D US SOFR + 0.51%, 11/25/2033(a)	11,201	11,186
Series 2003-119, Class FH,
30D US SOFR + 0.61%, 12/25/2033(a)	19,221	19,215
Series 2003-119, Class ZP,
4.000%, 12/25/2033	31,290	30,135
Series 2003-128, Class MF,
30D US SOFR + 0.71%, 01/25/2034(a)	25,844	25,912
Series 2003-131, Class CH,
5.500%, 01/25/2034	43,116	43,583
Series 2003-134, Class FC,
30D US SOFR + 0.71%, 12/25/2032(a)	13,694	13,730
Series 2003-19, Class MB,
4.000%, 05/25/2031	14,224	13,840
Series 2003-21, Class OG,
4.000%, 01/25/2033	75	75
Series 2003-22, Class BZ,
6.000%, 04/25/2033	15,625	15,863
Series 2003-27, Class EK,
5.000%, 04/25/2033	11,512	11,559
Series 2003-30, Class JQ,
5.500%, 04/25/2033	12,426	12,502
Series 2003-32, Class UJ,
5.500%, 05/25/2033	21,582	22,022
Series 2003-41, Class OB,
4.000%, 05/25/2033	79,400	76,285

	Principal Amount	Value (Note 2)
Series 2003-41, Class OZ,
3.750%, 05/25/2033	$124,150	$117,144
Series 2003-42, Class JH,
5.500%, 05/25/2033	30,808	31,211
Series 2003-46, Class PJ,
5.500%, 06/25/2033	18,198	18,548
Series 2003-47, Class PE,
5.750%, 06/25/2033	20,926	21,388
Series 2003-64, Class JK,
3.500%, 07/25/2033	20,434	19,758
Series 2003-64, Class ZC,
5.000%, 07/25/2033	13,062	13,074
Series 2003-71, Class HD,
5.500%, 08/25/2033	43,843	44,274
Series 2003-76, Class EZ,
5.000%, 08/25/2033	65,774	65,736
Series 2004-10, Class ZB,
6.000%, 02/25/2034	95,053	96,948
Series 2004-101, Class TB,
5.500%, 01/25/2035	54,581	55,320
Series 2004-14, Class QB,
5.250%, 03/25/2034	87,125	87,639
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	119,026
Series 2004-17, Class DZ,
5.500%, 04/25/2034	4,660	4,697
Series 2004-36, Class CB,
5.000%, 05/25/2034	40,793	40,978
Series 2004-36, Class FA,
30D US SOFR + 0.51%, 05/25/2034(a)	11,070	11,038
Series 2004-53, Class FC,
30D US SOFR + 0.56%, 07/25/2034(a)	96,268	96,125
Series 2004-54, Class FL,
30D US SOFR + 0.51%, 07/25/2034(a)	41,478	41,420
Series 2004-60, Class AC,
5.500%, 04/25/2034	5,084	5,071
Series 2004-68, Class LC,
5.000%, 09/25/2029	10,203	10,217
Series 2004-77, Class AY,
4.500%, 10/25/2034	8,709	8,586
Series 2004-82, Class HK,
5.500%, 11/25/2034	23,967	24,548
Series 2004-92, Class TB,
5.500%, 12/25/2034	40,987	41,501
Series 2005-110, Class MP,
5.500%, 12/25/2035	5,910	5,966
Series 2005-120, Class FE,
30D US SOFR + 0.63%, 01/25/2036(a)	11,472	11,446
Series 2005-122, Class PY,
6.000%, 01/25/2036	139,075	142,605
Series 2005-17, Class EX,
5.250%, 03/25/2035	13,985	13,929

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2005-29, Class ZA,
5.500%, 04/25/2035	$721,563	$731,522
Series 2005-3, Class CH,
5.250%, 02/25/2035	46,218	46,371
Series 2005-35, Class DZ,
5.000%, 04/25/2035	67,812	68,069
Series 2005-48, Class TD,
5.500%, 06/25/2035	64,233	64,916
Series 2005-52, Class FE,
30D US SOFR + 1.91%, 05/25/2035(a)	50,266	50,530
Series 2005-62, Class GZ,
5.750%, 07/25/2035	232,579	237,983
Series 2005-64, Class PL,
5.500%, 07/25/2035	25,077	25,377
Series 2005-68, Class BE,
5.250%, 08/25/2035	28,313	28,531
Series 2005-68, Class CZ,
5.500%, 08/25/2035	155,641	157,653
Series 2005-68, Class PG,
5.500%, 08/25/2035	10,861	10,985
Series 2005-69, Class GZ,
4.500%, 08/25/2035	4,331	4,220
Series 2005-7, Class MZ,
4.750%, 02/25/2035	7,334	7,207
Series 2005-70, Class KP,
5.000%, 06/25/2035	27,291	26,963
Series 2005-70, Class NA,
5.500%, 08/25/2035	5,129	5,183
Series 2005-72, Class FB,
30D US SOFR + 0.36%, 08/25/2035(a)	4,023	3,994
Series 2005-79, Class DB,
5.500%, 09/25/2035	45,814	46,796
Series 2005-84, Class XM,
5.750%, 10/25/2035	22,199	22,517
Series 2005-89, Class F,
30D US SOFR + 0.41%, 10/25/2035(a)	9,248	9,193
Series 2005-99, Class AC,
5.500%, 12/25/2035	541,000	534,886
Series 2005-99, Class ZA,
5.500%, 12/25/2035	122,883	122,803
Series 2006-112, Class QC,
5.500%, 11/25/2036	11,195	11,314
Series 2006-114, Class HE,
5.500%, 12/25/2036	53,232	53,816
Series 2006-115, Class EF,
30D US SOFR + 0.47%, 12/25/2036(a)	8,870	8,802
Series 2006-16, Class HZ,
5.500%, 03/25/2036	160,938	163,076
Series 2006-39, Class EF,
30D US SOFR + 0.51%, 05/25/2036(a)	8,550	8,503

	Principal Amount	Value (Note 2)
Series 2006-46, Class UD,
5.500%, 06/25/2036	$19,884	$20,200
Series 2006-48, Class DZ,
6.000%, 06/25/2036	197,344	199,898
Series 2006-48, Class TF,
30D US SOFR + 0.51%, 06/25/2036(a)	23,806	23,654
Series 2006-56, Class F,
30D US SOFR + 0.41%, 07/25/2036(a)	5,455	5,430
Series 2006-62, Class FX,
30D US SOFR + 1.86%, 07/25/2036(a)	110,731	109,245
Series 2006-63, Class QH,
5.500%, 07/25/2036	19,476	19,698
Series 2006-70, Class AF,
30D US SOFR + 0.51%, 08/25/2036(a)	51,072	50,807
Series 2006-71, Class ZH,
6.000%, 07/25/2036	23,302	23,956
Series 2006-95, Class FH,
30D US SOFR + 0.56%, 10/25/2036(a)	46,204	45,971
Series 2007-100, Class YF,
30D US SOFR + 0.66%, 10/25/2037(a)	10,016	9,992
Series 2007-109, Class GF,
30D US SOFR + 0.79%, 12/25/2037(a)	28,694	28,880
Series 2007-111, Class FC,
30D US SOFR + 0.71%, 12/25/2037(a)	17,493	17,500
Series 2007-117, Class FM,
30D US SOFR + 0.81%, 01/25/2038(a)	108,988	109,318
Series 2007-12, Class BZ,
6.000%, 03/25/2037	282,602	280,401
Series 2007-12, Class ZA,
6.000%, 03/25/2037	85,684	85,434
Series 2007-14, Class GZ,
5.500%, 03/25/2037	95,150	96,547
Series 2007-18, Class MZ,
6.000%, 03/25/2037	109,487	112,770
Series 2007-22, Class FC,
30D US SOFR + 0.53%, 03/25/2037(a)	14,265	14,152
Series 2007-26, Class ZB,
5.500%, 04/25/2037	144,701	147,096
Series 2007-30, Class MB,
4.250%, 04/25/2037	29,919	29,602
Series 2007-33, Class HE,
5.500%, 04/25/2037	25,410	25,783
Series 2007-34, Class F,
30D US SOFR + 0.50%, 04/25/2037(a)	14,287	14,176

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2007-41, Class FA,
30D US SOFR + 0.51%, 05/25/2037(a)	$2,027	$2,014
Series 2007-51, Class CP,
5.500%, 06/25/2037	14,010	14,041
Series 2007-51, Class PB,
5.500%, 06/25/2037	11,164	10,944
Series 2007-55, Class PH,
6.000%, 06/25/2047	211,138	218,332
Series 2007-57, Class FA,
30D US SOFR + 0.34%, 06/25/2037(a)	11,011	10,924
Series 2007-6, Class FC,
30D US SOFR + 0.53%, 02/25/2037(a)	27,843	27,632
Series 2007-63, Class FC,
30D US SOFR + 0.46%, 07/25/2037(a)	11,761	11,652
Series 2007-63, Class VZ,
5.500%, 07/25/2037	111,661	113,346
Series 2007-65, Class KF,
30D US SOFR + 0.49%, 07/25/2037(a)	37,558	37,249
Series 2007-65, Class ZE,
5.500%, 07/25/2037	467,362	474,424
Series 2007-70, Class FA,
30D US SOFR + 0.46%, 07/25/2037(a)	16,332	16,194
Series 2007-77, Class JE,
6.000%, 08/25/2037	232,530	239,267
Series 2007-85, Class FC,
30D US SOFR + 0.65%, 09/25/2037(a)	56,697	56,634
Series 2007-85, Class FL,
30D US SOFR + 0.65%, 09/25/2037(a)	17,466	17,422
Series 2007-86, Class FA,
30D US SOFR + 0.56%, 09/25/2037(a)	16,374	16,307
Series 2007-9, Class FB,
30D US SOFR + 0.46%, 03/25/2037(a)	15,239	15,097
Series 2008-18, Class FA,
30D US SOFR + 1.01%, 03/25/2038(a)	101,886	102,831
Series 2008-24, Class WD,
5.500%, 02/25/2038	128,039	126,634
Series 2008-25, Class EF,
30D US SOFR + 1.06%, 04/25/2038(a)	24,811	25,099
Series 2008-27, Class B,
5.500%, 04/25/2038	447,963	458,636
Series 2008-46, Class LA,
5.500%, 06/25/2038	8,262	8,381
Series 2008-66, Class FT,
30D US SOFR + 1.06%, 08/25/2038(a)	14,424	14,585

	Principal Amount	Value (Note 2)
Series 2008-86, Class FC,
30D US SOFR + 1.21%, 12/25/2038(a)	$98,942	$100,312
Series 2009-103, Class FM,
30D US SOFR + 0.81%, 11/25/2039(a)	18,702	18,739
Series 2009-104, Class FA,
30D US SOFR + 0.91%, 12/25/2039(a)	25,916	26,089
Series 2009-11, Class MP,
7.000%, 03/25/2049	77,832	82,189
Series 2009-110, Class FG,
30D US SOFR + 0.86%, 01/25/2040(a)	41,666	41,815
Series 2009-111, Class CY,
5.000%, 03/25/2038	94,954	94,822
Series 2009-12, Class LA,
14.020%, 03/25/2039(a)	208,949	239,557
Series 2009-12, Class LD,
16.310%, 03/25/2039(a)	271,687	354,041
Series 2009-19, Class ZA,
6.500%, 04/25/2039	303,167	311,739
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	58,082
Series 2009-39, Class Z,
6.000%, 06/25/2039	1,593,580	1,641,033
Series 2009-42, Class TZ,
4.500%, 03/25/2039	147,737	140,023
Series 2009-47, Class BN,
4.500%, 07/25/2039	18,483	18,196
Series 2009-62, Class WA,
5.600%, 08/25/2039(a)	37,110	37,202
Series 2009-68, Class FD,
30D US SOFR + 1.36%, 09/25/2039(a)	33,675	34,416
Series 2009-70, Class CO,
–%, 01/25/2037(b)	48,673	39,364
Series 2009-70, Class FA,
30D US SOFR + 1.31%, 09/25/2039(a)	18,357	18,750
Series 2009-86, Class OT,
–%, 10/25/2037(b)	17,931	15,247
Series 2009-87, Class FG,
30D US SOFR + 0.86%, 11/25/2039(a)	21,082	21,132
Series 2009-90, Class UZ,
4.500%, 11/25/2039	623,951	593,403
Series 2010-1, Class EL,
4.500%, 02/25/2040	206,402	201,109
Series 2010-1, Class WA,
6.300%, 02/25/2040(a)	7,192	7,229
Series 2010-102, Class B,
4.500%, 07/25/2040	183,143	178,037
Series 2010-102, Class HA,
4.000%, 09/25/2050	48,191	44,862
Series 2010-103, Class DZ,
4.500%, 09/25/2040	249,368	243,609

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2010-103, Class PJ,
4.500%, 09/25/2040	$20,536	$20,002
Series 2010-111, Class FC,
30D US SOFR + 0.63%, 10/25/2040(a)	30,050	29,925
Series 2010-118, Class LZ,
4.750%, 10/25/2040	28,623	28,084
Series 2010-122, Class JA,
7.000%, 07/25/2040	10,605	10,695
Series 2010-123, Class FL,
30D US SOFR + 0.54%, 11/25/2040(a)	9,784	9,730
Series 2010-123, Class KU,
4.500%, 11/25/2040	163,486	157,824
Series 2010-129, Class PZ,
4.500%, 11/25/2040	39,156	36,348
Series 2010-130, Class BZ,
4.500%, 11/25/2040	835,322	810,745
Series 2010-14, Class FJ,
30D US SOFR + 0.71%, 03/25/2040(a)	23,524	23,527
Series 2010-141, Class AL,
4.000%, 12/25/2040	235,114	225,250
Series 2010-141, Class FB,
30D US SOFR + 0.58%, 12/25/2040(a)	28,821	28,651
Series 2010-141, Class LZ,
4.500%, 12/25/2040	788,015	748,918
Series 2010-141, Class MN,
4.000%, 12/25/2040	90,000	85,382
Series 2010-142, Class FM,
30D US SOFR + 0.58%, 12/25/2040(a)	9,601	9,541
Series 2010-154, Class JA,
3.000%, 11/25/2040	192,193	183,243
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	70,945
Series 2010-19, Class PY,
5.000%, 03/25/2040	199,488	198,102
Series 2010-33, Class KN,
4.500%, 03/25/2040	7,998	7,969
Series 2010-37, Class CY,
5.000%, 04/25/2040	20,119	20,077
Series 2010-39, Class EF,
30D US SOFR + 0.63%, 06/25/2037(a)	21,413	21,378
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	179,792
Series 2010-54, Class LX,
5.000%, 06/25/2040	245,823	239,872
Series 2010-58, Class FY,
30D US SOFR + 0.84%, 06/25/2040(a)	31,391	31,487
Series 2010-64, Class DM,
5.000%, 06/25/2040	12,883	12,892
Series 2010-67, Class BD,
4.500%, 06/25/2040	420,114	414,090

	Principal Amount	Value (Note 2)
Series 2010-68, Class WB,
4.500%, 07/25/2040	$85,000	$82,432
Series 2010-82, Class WZ,
5.000%, 08/25/2040	165,437	165,036
Series 2010-9, Class ME,
5.000%, 02/25/2040	599,263	595,816
Series 2011-114, Class B,
3.500%, 11/25/2041	111,955	104,434
Series 2011-118, Class KL,
3.250%, 07/25/2040	35,130	34,567
Series 2011-121, Class JP,
4.500%, 12/25/2041	83,205	80,302
Series 2011-128, Class KB,
4.500%, 12/25/2041	800,000	776,085
Series 2011-130, Class KB,
4.000%, 12/25/2041	25,256	23,477
Series 2011-132, Class PE,
4.500%, 12/25/2041	96,600	93,749
Series 2011-145, Class JA,
4.500%, 12/25/2041	4,114	4,071
Series 2011-148, Class PL,
4.000%, 01/25/2042	425,000	402,127
Series 2011-15, Class AF,
30D US SOFR + 0.62%, 03/25/2041(a)	18,935	18,863
Series 2011-17, Class PD,
4.000%, 03/25/2041	3,140	3,051
Series 2011-26, Class PA,
4.500%, 04/25/2041	59,232	58,692
Series 2011-27, Class ZD,
2.500%, 09/25/2040	178,923	167,106
Series 2011-3, Class FA,
30D US SOFR + 0.79%, 02/25/2041(a)	101,904	101,996
Series 2011-30, Class ZA,
5.000%, 04/25/2041	727,984	725,152
Series 2011-43, Class B,
3.500%, 05/25/2031	8,910	8,680
Series 2011-45, Class ZA,
4.000%, 05/25/2031	7,696	7,578
Series 2011-47, Class GF,
30D US SOFR + 0.68%, 06/25/2041(a)	60,277	60,205
Series 2011-5, Class PO,
–%, 09/25/2040(b)	6,102	4,496
Series 2011-55, Class BZ,
3.500%, 06/25/2041	307,561	287,313
Series 2011-74, Class UB,
4.000%, 07/25/2040	117,604	107,438
Series 2011-86, Class AF,
30D US SOFR + 0.61%, 02/25/2040(a)	10,814	10,802
Series 2011-86, Class NF,
30D US SOFR + 0.66%, 09/25/2041(a)	54,183	54,082

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2011-93, Class GA,
4.000%, 04/25/2039	$4,332	$4,272
Series 2011-93, Class ST,
4.000%, 09/25/2041	13,204	12,765
Series 2012-100, Class DB,
3.000%, 09/25/2042	670,404	596,574
Series 2012-103, Class PY,
3.000%, 09/25/2042	180,000	154,492
Series 2012-106, Class QN,
3.500%, 10/25/2042	46,723	42,817
Series 2012-108, Class PL,
3.000%, 10/25/2042	455,514	405,106
Series 2012-110, Class JB,
2.500%, 10/25/2042	204,000	152,261
Series 2012-111, Class B,
7.000%, 10/25/2042	51,680	54,564
Series 2012-112, Class DA,
3.000%, 10/25/2042	129,384	116,536
Series 2012-115, Class DY,
2.500%, 10/25/2042	225,000	174,580
Series 2012-125, Class GY,
2.000%, 11/25/2042	621,000	502,350
Series 2012-126, Class TA,
3.000%, 10/25/2042	121,169	109,520
Series 2012-128, Class NP,
2.500%, 11/25/2042	8,142	5,383
Series 2012-129, Class HT,
2.000%, 12/25/2032	28,713	25,832
Series 2012-13, Class JP,
4.500%, 02/25/2042	183,722	178,038
Series 2012-131, Class FG,
30D US SOFR + 0.46%, 09/25/2042(a)	30,639	30,283
Series 2012-139, Class CY,
2.000%, 12/25/2042	235,000	177,140
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	142,170
Series 2012-141, Class PD,
1.750%, 10/25/2041	45,263	42,985
Series 2012-149, Class DA,
1.750%, 01/25/2043	11,743	10,785
Series 2012-149, Class KB,
3.000%, 01/25/2043	59,256	56,406
Series 2012-149, Class ZA,
3.000%, 01/25/2041	30,993	30,533
Series 2012-151, Class NX,
1.500%, 01/25/2043	240,415	205,622
Series 2012-151, Class WC,
2.500%, 01/25/2043	249,000	182,303
Series 2012-152, Class PB,
3.500%, 01/25/2043	29,366	28,202
Series 2012-153, Class B,
7.000%, 07/25/2042	17,619	18,834
Series 2012-17, Class JA,
3.500%, 12/25/2041	220,067	205,434

	Principal Amount	Value (Note 2)
Series 2012-17, Class JB,
3.500%, 03/25/2042	$200,000	$165,260
Series 2012-19, Class CB,
3.500%, 03/25/2042	177,986	165,945
Series 2012-20, Class TD,
4.500%, 02/25/2042	7,780	7,757
Series 2012-26, Class MA,
3.500%, 03/25/2042	93,451	86,857
Series 2012-27, Class KB,
2.000%, 03/25/2042	150,407	118,456
Series 2012-33, Class F,
30D US SOFR + 0.63%, 04/25/2042(a)	19,589	19,477
Series 2012-37, Class BF,
30D US SOFR + 0.61%, 12/25/2035(a)	30,836	30,738
Series 2012-38, Class MC,
3.000%, 04/25/2042	147,000	122,213
Series 2012-46, Class YB,
3.500%, 05/25/2042	59,804	55,555
Series 2012-47, Class HF,
30D US SOFR + 0.51%, 05/25/2027(a)	767	767
Series 2012-47, Class JM,
3.500%, 05/25/2042	140,340	123,403
Series 2012-50, Class HC,
2.000%, 03/25/2042	68,680	64,125
Series 2012-51, Class HJ,
3.500%, 05/25/2042	364,384	310,990
Series 2012-51, Class ZX,
3.500%, 05/25/2042	2,218,857	1,733,035
Series 2012-52, Class BM,
4.500%, 01/25/2042	271,671	269,829
Series 2012-56, Class UB,
4.000%, 06/25/2042	400,273	371,418
Series 2012-56, Class WB,
3.500%, 05/25/2042	50,104	47,363
Series 2012-69, Class PL,
3.000%, 01/25/2042	43,031	42,293
Series 2012-70, Class WC,
3.000%, 07/25/2042	172,000	141,272
Series 2012-80, Class GZ,
3.000%, 08/25/2042	312,249	282,533
Series 2012-82, Class E,
2.000%, 04/25/2042	11,823	11,349
Series 2012-83, Class AC,
3.000%, 08/25/2042	85,000	75,373
Series 2012-90, Class PB,
2.500%, 01/25/2042	185,582	178,013
Series 2012-90, Class PH,
3.000%, 01/25/2042	41,241	39,469
Series 2012-93, Class TL,
3.000%, 09/25/2042	420,000	344,990
Series 2012-98, Class ZP,
6.000%, 09/25/2042	805,008	827,563

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2012-99, Class DC,
2.000%, 08/25/2041	$66,197	$62,888
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	49,686
Series 2013-108, Class GU,
3.000%, 10/25/2033	21,975	20,935
Series 2013-114, Class LM,
4.000%, 03/25/2042	168,468	160,945
Series 2013-130, Class FB,
30D US SOFR + 0.56%, 01/25/2044(a)	23,978	23,737
Series 2013-136, Class QB,
3.500%, 03/25/2042	127,417	118,426
Series 2013-17, Class YM,
4.000%, 03/25/2033	6,418	6,289
Series 2013-2, Class QF,
30D US SOFR + 0.61%, 02/25/2043(a)	8,105	8,074
Series 2013-20, Class CA,
2.500%, 01/25/2043	140,726	124,208
Series 2013-35, Class CV,
3.000%, 02/25/2043	191,109	183,959
Series 2013-4, Class PL,
2.000%, 02/25/2043	120,000	89,410
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	83,714
Series 2013-68, Class LE,
2.000%, 04/25/2043	52,647	48,322
Series 2013-68, Class P,
3.500%, 10/25/2042	63,025	60,808
Series 2013-70, Class CE,
2.500%, 01/25/2043	112,004	104,432
Series 2013-72, Class YA,
3.000%, 06/25/2033	2,612	2,421
Series 2013-81, Class YK,
4.000%, 08/25/2043	200,000	185,255
Series 2013-9, Class BC,
6.500%, 07/25/2042	148,144	155,790
Series 2013-9, Class CB,
5.500%, 04/25/2042	292,939	297,221
Series 2013-91, Class PB,
4.000%, 09/25/2043	140,000	126,797
Series 2014-10, Class BA,
5.340%, 03/25/2054(a)	183,391	184,864
Series 2014-20, Class AC,
3.000%, 08/25/2036	299	296
Series 2014-21, Class MA,
2.000%, 09/25/2041	29,427	28,443
Series 2014-23, Class A,
3.000%, 05/25/2044	586,078	525,031
Series 2014-23, Class Z,
3.500%, 05/25/2044	374,873	344,280
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	48,865
Series 2014-3, Class BM,
2.500%, 06/25/2043	32,169	30,120

	Principal Amount	Value (Note 2)
Series 2014-43, Class PZ,
3.000%, 07/25/2043	$249,037	$206,353
Series 2014-49, Class CA,
3.000%, 08/25/2044	44,659	43,028
Series 2014-52, Class LM,
3.500%, 09/25/2044	1,089,776	954,454
Series 2014-63, Class LN,
3.000%, 10/25/2044	125,000	97,930
Series 2014-73, Class FA,
30D US SOFR + 0.46%, 11/25/2044(a)	9,590	9,443
Series 2014-80, Class DZ,
3.000%, 12/25/2044	2,771,513	2,486,448
Series 2014-81, Class GC,
3.000%, 03/25/2038	6,186	6,137
Series 2014-86, Class PA,
2.000%, 12/25/2044	630,679	550,174
Series 2014-88, Class ER,
2.500%, 02/25/2036	9,419	9,110
Series 2015-16, Class ZY,
2.500%, 04/25/2045	11,233,052	9,616,568
Series 2015-2, Class CD,
3.500%, 02/25/2045	162,467	133,788
Series 2015-51, Class CD,
3.000%, 07/25/2044	54,868	53,121
Series 2015-53, Class KB,
3.000%, 01/25/2045	597,756	537,672
Series 2015-56, Class MH,
3.500%, 08/25/2045	823,092	742,454
Series 2015-65, Class CZ,
3.500%, 09/25/2045	146,452	126,469
Series 2015-75, Class LB,
3.000%, 10/25/2045	125,000	91,884
Series 2015-96, Class EA,
3.000%, 12/25/2026	13,370	13,320
Series 2016-14, Class NC,
2.500%, 03/25/2046	55,316	52,668
Series 2016-2, Class BH,
2.700%, 07/25/2045	134,563	123,980
Series 2016-23, Class PL,
3.000%, 11/25/2045	298,685	248,997
Series 2016-27, Class HK,
3.000%, 01/25/2041	167,235	158,370
Series 2016-31, Class TM,
3.000%, 12/25/2045	360,000	320,682
Series 2016-33, Class JA,
3.000%, 07/25/2045	92,807	86,849
Series 2016-33, Class LE,
2.500%, 11/25/2033	22,116	20,804
Series 2016-48, Class UF,
30D US SOFR + 0.51%, 08/25/2046(a)	38,909	38,677
Series 2016-52, Class MZ,
3.000%, 08/25/2046	269,871	204,071
Series 2016-55, Class EA,
1.750%, 07/25/2043	668,119	568,955

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2016-57, Class PC,
1.750%, 06/25/2046	$178,549	$150,977
Series 2016-75, Class FC,
30D US SOFR + 0.51%, 10/25/2046(a)	20,490	20,365
Series 2016-8, Class CB,
3.500%, 03/25/2046	735,831	682,473
Series 2016-83, Class KL,
2.500%, 11/25/2046	132,398	88,803
Series 2016-85, Class BA,
2.500%, 11/25/2046	5,543	3,702
Series 2016-9, Class D,
3.000%, 03/25/2046	23,002	20,747
Series 2016-9, Class PA,
2.500%, 06/25/2045	107,277	100,498
Series 2017-1, Class JP,
3.500%, 04/25/2045	44,590	43,977
Series 2017-10, Class FA,
30D US SOFR + 0.51%, 03/25/2047(a)	16,176	16,046
Series 2017-100, Class ZE,
3.500%, 12/25/2047	112,153	100,260
Series 2017-110, Class PB,
3.000%, 02/25/2057	140,000	102,587
Series 2017-15, Class PE,
3.500%, 04/25/2046	30,764	29,276
Series 2017-19, Class B,
3.000%, 01/25/2047	167,167	151,242
Series 2017-25, Class QE,
2.500%, 04/25/2047	120,532	101,376
Series 2017-35, Class AH,
3.500%, 04/25/2053	1,877	1,870
Series 2017-38, Class JA,
3.000%, 03/25/2047	95,775	85,210
Series 2017-46, Class P,
3.500%, 06/25/2047	2,090,126	1,876,375
Series 2017-56, Class BA,
3.000%, 03/25/2045	46,656	45,020
Series 2017-56, Class BY,
3.000%, 07/25/2047	128,765	105,390
Series 2017-68, Class HQ,
3.000%, 07/25/2046	585,064	541,936
Series 2017-84, Class JP,
2.750%, 10/25/2047	101,319	87,882
Series 2017-90, Class WB,
3.000%, 11/25/2047	1,119,992	888,794
Series 2017-96, Class PA,
3.000%, 12/25/2054	70,819	68,576
Series 2017-99, Class DZ,
3.500%, 12/25/2047	114,249	102,245
Series 2018-15, Class KG,
2.500%, 01/25/2048	74,067	62,447
Series 2018-19, Class KB,
3.000%, 04/25/2046	14,366	14,133
Series 2018-2, Class HD,
3.000%, 02/25/2047	8,869	8,693

	Principal Amount	Value (Note 2)
Series 2018-25, Class AL,
3.500%, 04/25/2048	$187,296	$166,202
Series 2018-38, Class PA,
3.500%, 06/25/2047	40,449	39,260
Series 2018-39, Class FG,
30D US SOFR + 0.36%, 11/25/2033(a)	52,937	52,453
Series 2018-41, Class PZ,
4.000%, 06/25/2048	1,082,143	875,479
Series 2018-43, Class FE,
30D US SOFR + 0.36%, 09/25/2038(a)	59,273	58,552
Series 2018-45, Class GA,
3.000%, 06/25/2048	28,101	24,614
Series 2018-5, Class JP,
3.000%, 09/25/2047	29,818	27,779
Series 2018-50, Class DY,
3.000%, 10/25/2047	369,689	335,123
Series 2018-56, Class CH,
3.000%, 08/25/2048	23,380	20,485
Series 2018-6, Class PA,
3.000%, 02/25/2048	140,134	123,036
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	82,871
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	265,578
Series 2018-70, Class HB,
3.500%, 10/25/2058	314,994	269,359
Series 2018-74, Class AB,
3.500%, 10/25/2048	246,162	224,478
Series 2018-8, Class KL,
2.500%, 03/25/2047	203,243	182,556
Series 2018-83, Class AC,
3.500%, 11/25/2048	118,101	104,001
Series 2018-83, Class LH,
4.000%, 11/25/2048	14,770	13,693
Series 2018-9, Class PL,
3.500%, 02/25/2048	395,045	356,995
Series 2018-94, Class KD,
3.500%, 12/25/2048	37,578	33,536
Series 2018-94, Class KZ,
4.500%, 01/25/2049	215,089	154,979
Series 2019-10, Class MA,
3.000%, 03/25/2049	56,326	49,245
Series 2019-11, Class EA,
3.000%, 05/25/2048	149,413	139,575
Series 2019-12, Class HA,
3.500%, 11/25/2057	194,004	183,854
Series 2019-13, Class MH,
3.000%, 03/25/2049	254,906	228,304
Series 2019-34, Class PZ,
3.000%, 07/25/2049	124,718	60,642
Series 2019-45, Class PT,
3.000%, 08/25/2049	176,297	157,207
Series 2019-50, Class CZ,
2.750%, 09/25/2049	188,836	81,597

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2019-55, Class MQ,
3.500%, 10/25/2049	$492,314	$439,314
Series 2019-60, Class BF,
30D US SOFR + 0.56%, 10/25/2049(a)	10,097	9,942
Series 2019-65, Class HA,
2.500%, 11/25/2049	348,847	292,720
Series 2019-75, Class PA,
3.000%, 10/25/2049	387,817	341,396
Series 2019-81, Class LB,
1.500%, 12/25/2049	392,691	317,827
Series 2019-82, Class HZ,
3.000%, 01/25/2050	354,522	295,627
Series 2020-10, Class B,
3.000%, 03/25/2050	192,875	161,645
Series 2020-11, Class JW,
3.000%, 03/25/2050	237,000	175,810
Series 2020-36, Class GD,
2.000%, 12/25/2037	87,042	79,030
Series 2020-45, Class NB,
1.500%, 07/25/2050	259,992	105,898
Series 2020-47, Class GZ,
2.000%, 07/25/2050	225,853	134,959
Series 2020-73, Class ED,
0.800%, 11/25/2049(a)	671,458	491,594
Series 2021-12, Class GA,
1.000%, 07/25/2050	105,698	76,063
Series 2021-15, Class JB,
1.250%, 04/25/2051	120,361	45,835
Series 2021-17, Class ZA,
1.500%, 04/25/2051	166,818	77,647
Series 2021-43, Class JC,
2.000%, 05/25/2051	107,666	87,558
Series 2021-47, Class PD,
1.500%, 07/25/2051	667,232	514,832
Series 2021-47, Class PE,
1.750%, 07/25/2051	667,232	524,725
Series 2021-59, Class H,
2.000%, 06/25/2048	189,296	156,318
Series 2021-6, Class KU,
1.500%, 02/25/2051	181,291	100,975
Series 2021-66, Class HU,
1.500%, 10/25/2051	259,996	119,734
Series 2021-66, Class JG,
1.000%, 10/25/2051	428,163	349,991
Series 2021-68, Class A,
2.000%, 07/25/2049	2,144,249	1,734,475
Series 2021-69, Class WA,
2.000%, 04/25/2049	267,134	221,563
Series 2021-72, Class NB,
1.500%, 10/25/2051	140,000	58,851
Series 2021-72, Class NL,
1.500%, 10/25/2051	316,302	199,375
Series 2021-8, Class HZ,
2.000%, 03/25/2051	490,015	239,496

	Principal Amount	Value (Note 2)
Series 2021-80, Class KE,
2.000%, 11/25/2051	$179,216	$145,128
Series 2022-17, Class GV,
2.500%, 01/25/2052	3,569,000	2,523,702
Series 2022-37, Class QL,
4.000%, 07/25/2052	1,683,000	1,612,999
Series 2022-4, Class CK,
1.500%, 04/25/2051	103,750	55,541
Series 2022-43, Class AN,
4.250%, 07/25/2052	240,932	184,816
Series 2022-43, Class ZA,
4.500%, 07/25/2052	269,092	258,184
Series 2022-64, Class GM,
4.500%, 10/25/2052	3,161,000	2,744,543
Series 2022-68, Class Z,
5.000%, 10/25/2052	683,167	662,203
Series 2022-81, Class DO,
–%, 11/25/2052(b)	1,474,198	694,330
Series 2022-88, Class EZ,
6.000%, 12/25/2052	4,894,398	4,973,760
Series 2022-90, Class AY,
4.500%, 12/25/2041	180,000	174,940
Series 2023-12, Class GB,
6.000%, 06/25/2045	3,275,970	3,323,576
Series 2023-19, Class BZ,
5.000%, 05/25/2053	6,354,582	6,033,051
Series 2023-42, Class B,
6.000%, 07/25/2045	9,900,279	10,023,366
		100,667,086

Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1,
6.500%, 05/25/2042	109,927	112,177

Freddie Mac
Series 1997-1935, Class FK,
30D US SOFR + 0.81%, 02/15/2027(a)	144	144
Series 1997-1980, Class Z,
7.000%, 07/15/2027	2,251	2,255
Series 1998-2034, Class Z,
6.500%, 02/15/2028	2,682	2,705
Series 1998-2035, Class PC,
6.950%, 03/15/2028	583	585
Series 1998-2053, Class Z,
6.500%, 04/15/2028	2,037	2,044
Series 1998-2060, Class Z,
6.500%, 05/15/2028	1,303	1,314
Series 1998-2095, Class PE,
6.000%, 11/15/2028	3,021	3,052
Series 1998-2102, Class Z,
6.000%, 12/15/2028	8,972	9,068
Series 1999-2115, Class FB,
30D US SOFR + 0.56%, 01/15/2029(a)	1,085	1,085
Series 1999-2126, Class CB,
6.250%, 02/15/2029	1,399	1,406

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 1999-2137, Class TH,
6.500%, 03/15/2029	$1,164	$1,175
Series 1999-2154, Class PL,
6.500%, 05/15/2029	26,720	26,832
Series 2000-2224, Class CB,
8.000%, 03/15/2030	3,564	3,656
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	2,178	2,193
Series 2001-2279, Class Z,
6.000%, 01/15/2031	2,647	2,670
Series 2001-2320, Class FI,
30D US SOFR + 0.61%, 09/15/2029(a)	8,098	8,102
Series 2001-2322, Class FV,
30D US SOFR + 0.61%, 06/15/2030(a)	9,417	9,422
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	56,106	57,604
Series 2001-2334, Class KB,
6.500%, 05/15/2028	12,997	13,075
Series 2001-2341, Class FP,
30D US SOFR + 1.01%, 07/15/2031(a)	10,762	10,845
Series 2001-2367, Class FA,
30D US SOFR + 0.64%, 06/15/2031(a)	9,395	9,405
Series 2001-2372, Class F,
30D US SOFR + 0.61%, 10/15/2031(a)	3,797	3,798
Series 2001-2388, Class FB,
30D US SOFR + 0.71%, 01/15/2029(a)	4,999	5,005
Series 2001-2388, Class FR,
30D US SOFR + 0.76%, 06/15/2031(a)	8,047	8,073
Series 2001-2391, Class HF,
30D US SOFR + 0.66%, 06/15/2031(a)	3,224	3,229
Series 2001-2396, Class FM,
30D US SOFR + 0.56%, 12/15/2031(a)	1,269	1,269
Series 2001-2396, Class FN,
30D US SOFR + 0.76%, 12/15/2031(a)	50,313	50,493
Series 2002-2411, Class F,
30D US SOFR + 0.66%, 02/15/2032(a)	4,514	4,518
Series 2002-2412, Class OF,
30D US SOFR + 1.06%, 12/15/2031(a)	12,166	12,283
Series 2002-2417, Class FY,
30D US SOFR + 0.71%, 12/15/2031(a)	3,792	3,802
Series 2002-2424, Class FY,
30D US SOFR + 0.56%, 03/15/2032(a)	17,818	17,815
Series 2002-2430, Class WF,
6.500%, 03/15/2032	3,670	3,782

	Principal Amount	Value (Note 2)
Series 2002-2433, Class FA,
30D US SOFR + 1.06%, 02/15/2032(a)	$13,642	$13,773
Series 2002-2460, Class FA,
30D US SOFR + 1.11%, 03/15/2032(a)	27,728	27,441
Series 2002-2466, Class FV,
30D US SOFR + 0.66%, 03/15/2032(a)	23,186	23,224
Series 2002-2470, Class EF,
30D US SOFR + 1.11%, 03/15/2032(a)	29,727	30,048
Series 2002-2478, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	7,849	7,934
Series 2002-2481, Class FE,
30D US SOFR + 1.11%, 03/15/2032(a)	8,400	8,491
Series 2002-2488, Class FU,
30D US SOFR + 0.71%, 03/15/2032(a)	28,437	28,512
Series 2002-2494, Class F,
30D US SOFR + 1.16%, 06/15/2031(a)	12,481	12,609
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	15,457	15,133
Series 2002-2510, Class FE,
30D US SOFR + 0.51%, 10/15/2032(a)	347	346
Series 2002-2513, Class AF,
30D US SOFR + 1.11%, 02/15/2032(a)	20,981	21,207
Series 2002-2516, Class FD,
30D US SOFR + 1.11%, 02/15/2032(a)	19,939	20,154
Series 2002-2517, Class FR,
30D US SOFR + 0.46%, 10/15/2032(a)	7,716	7,703
Series 2002-2524, Class DH,
6.000%, 11/15/2032	19,981	20,396
Series 2002-2525, Class NU,
5.000%, 04/15/2032	34,139	33,740
Series 2002-2535, Class AW,
5.500%, 12/15/2032	4,436	4,500
Series 2002-2538, Class F,
30D US SOFR + 0.71%, 12/15/2032(a)	65,229	65,398
Series 2002-2541, Class BL,
5.500%, 12/15/2032	18,784	19,055
Series 2003-2554, Class MN,
5.500%, 01/15/2033	21,743	21,857
Series 2003-2557, Class HL,
5.300%, 01/15/2033	68,064	67,960
Series 2003-2557, Class NU,
5.250%, 03/15/2032	23,563	23,519
Series 2003-2557, Class WF,
30D US SOFR + 0.51%, 01/15/2033(a)	16,314	16,294

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2003-2568, Class D,
5.500%, 02/15/2033	$19,941	$20,287
Series 2003-2571, Class FY,
30D US SOFR + 0.86%, 12/15/2032(a)	9,180	9,236
Series 2003-2577, Class FC,
30D US SOFR + 0.61%, 02/15/2033(a)	43,744	43,754
Series 2003-2587, Class FW,
30D US SOFR + 0.58%, 03/15/2033(a)	16,855	16,842
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	111,020	107,378
Series 2003-2614, Class FV,
30D US SOFR + 1.61%, 05/15/2033(a)	111,409	113,788
Series 2003-2624, Class QH,
5.000%, 06/15/2033	6,393	6,428
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	238,875	231,096
Series 2003-2627, Class CN,
5.000%, 06/15/2033	18,751	18,858
Series 2003-2631, Class DB,
5.000%, 06/15/2033	126,805	127,032
Series 2003-2647, Class A,
3.250%, 04/15/2032	26,801	26,163
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	315,066	309,477
Series 2003-2668, Class LH,
5.000%, 09/15/2033	11,217	11,276
Series 2003-2707, Class FH,
30D US SOFR + 0.76%, 04/15/2032(a)	32,027	32,130
Series 2003-2711, Class FA,
30D US SOFR + 1.11%, 11/15/2033(a)	63,208	64,044
Series 2003-2717, Class LH,
5.500%, 12/15/2033	3,241	3,313
Series 2003-2725, Class TA,
4.500%, 12/15/2033	94,779	93,577
Series 2004-2750, Class TC,
5.250%, 02/15/2034	1,365	1,378
Series 2004-2768, Class PW,
4.250%, 03/15/2034	87,638	85,922
Series 2004-2802, Class OH,
6.000%, 05/15/2034	3,849	3,924
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	20,362	20,640
Series 2004-2835, Class TB,
4.500%, 08/15/2034	210,573	207,291
Series 2004-2896, Class BZ,
5.000%, 11/15/2034	39,236	39,218
Series 2004-2901, Class KB,
5.000%, 12/15/2034	56,096	56,128
Series 2005-2916, Class MY,
5.500%, 01/15/2035	91,201	92,320

	Principal Amount	Value (Note 2)
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	$2,816	$2,822
Series 2005-2929, Class PG,
5.000%, 02/15/2035	20,507	20,520
Series 2005-2933, Class HD,
5.500%, 02/15/2035	8,166	8,269
Series 2005-2942, Class ZN,
5.500%, 03/15/2035	544,628	538,792
Series 2005-2953, Class PG,
5.500%, 03/15/2035	9,924	10,053
Series 2005-2962, Class KF,
30D US SOFR + 0.31%, 04/15/2035(a)	2,848	2,832
Series 2005-2973, Class GE,
5.500%, 05/15/2035	225,884	228,938
Series 2005-2980, Class QA,
6.000%, 05/15/2035	19,394	19,897
Series 2005-2996, Class GX,
5.500%, 06/15/2035	55,959	56,632
Series 2005-3012, Class WZ,
5.500%, 08/15/2035	280,713	277,485
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	43,474	44,415
Series 2005-3028, Class FM,
30D US SOFR + 0.36%, 09/15/2035(a)	3,918	3,894
Series 2005-3028, Class PG,
5.500%, 09/15/2035	18,659	18,864
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	1,036,324	1,022,548
Series 2005-3033, Class WY,
5.500%, 09/15/2035	45,044	45,810
Series 2005-3036, Class NE,
5.000%, 09/15/2035	54,039	53,898
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	188,313	192,490
Series 2005-3052, Class WH,
5.500%, 10/15/2035	10,349	10,569
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	49,356	49,455
Series 2005-3062, Class DE,
5.500%, 11/15/2035	71,998	72,900
Series 2005-3068, Class Z,
5.500%, 11/15/2035	82,826	84,567
Series 2005-3070, Class FT,
30D US SOFR + 0.46%, 11/15/2035(a)	5,652	5,632
Series 2005-3072, Class NF,
30D US SOFR + 0.61%, 11/15/2035(a)	20,562	20,491
Series 2005-3085, Class FE,
30D US SOFR + 0.91%, 08/15/2035(a)	24,103	24,297
Series 2006-3098, Class PG,
5.000%, 01/15/2036	37,140	37,073

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	$9,171	$7,970
Series 2006-3136, Class KF,
30D US SOFR + 0.41%, 04/15/2036(a)	5,403	5,370
Series 2006-3137, Class XP,
6.000%, 04/15/2036	12,083	12,446
Series 2006-3143, Class BC,
5.500%, 02/15/2036	54,474	55,147
Series 2006-3145, Class FN,
30D US SOFR + 0.54%, 04/15/2036(a)	6,556	6,524
Series 2006-3148, Class CY,
6.000%, 04/15/2036	10,824	11,163
Series 2006-3153, Class UG,
30D US SOFR + 0.56%, 05/15/2036(a)	13,047	12,992
Series 2006-3154, Class PN,
5.500%, 05/15/2036	37,865	38,366
Series 2006-3201, Class FL,
30D US SOFR + 0.71%, 08/15/2036(a)	45,707	45,697
Series 2006-3202, Class HF,
30D US SOFR + 0.46%, 08/15/2036(a)	20,858	20,733
Series 2006-3203, Class ZM,
5.000%, 08/15/2036	112,016	111,721
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	50,471	50,454
Series 2006-3206, Class FE,
30D US SOFR + 0.51%, 08/15/2036(a)	18,858	18,737
Series 2006-3235, Class Z,
6.500%, 11/15/2036	738,114	762,546
Series 2006-3236, Class EF,
30D US SOFR + 0.41%, 11/15/2036(a)	6,351	6,293
Series 2006-3237, Class CE,
5.500%, 11/15/2036	103,193	103,701
Series 2006-3240, Class FG,
30D US SOFR + 1.22%, 11/15/2036(a)	110,555	108,150
Series 2006-3249, Class CB,
4.250%, 12/15/2036	205,853	201,687
Series 2007-3279, Class FB,
30D US SOFR + 0.43%, 02/15/2037(a)	41,544	41,115
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	7,277	7,059
Series 2007-3301, Class FY,
30D US SOFR + 0.53%, 04/15/2037(a)	9,019	8,960
Series 2007-3311, Class DF,
30D US SOFR + 0.45%, 05/15/2037(a)	59,211	58,660
Series 2007-3312, Class PA,
5.500%, 05/15/2037	8,935	9,097

	Principal Amount	Value (Note 2)
Series 2007-3316, Class FB,
30D US SOFR + 0.41%, 08/15/2035(a)	$17,092	$16,947
Series 2007-3349, Class HG,
5.500%, 07/15/2037	10,096	10,220
Series 2007-3361, Class AF,
30D US SOFR + 0.46%, 11/15/2036(a)	38,902	38,591
Series 2007-3367, Class YF,
30D US SOFR + 0.66%, 09/15/2037(a)	11,234	11,209
Series 2007-3368, Class AF,
30D US SOFR + 0.83%, 09/15/2037(a)	35,692	35,808
Series 2007-3378, Class FA,
30D US SOFR + 0.69%, 06/15/2037(a)	18,198	18,181
Series 2007-3380, Class FM,
30D US SOFR + 0.70%, 10/15/2037(a)	48,787	48,753
Series 2007-3382, Class FG,
30D US SOFR + 0.71%, 11/15/2037(a)	26,576	26,569
Series 2007-3382, Class FL,
30D US SOFR + 0.81%, 11/15/2037(a)	40,231	40,355
Series 2007-3387, Class PF,
30D US SOFR + 0.53%, 11/15/2037(a)	14,433	14,354
Series 2007-3388, Class FJ,
30D US SOFR + 0.81%, 11/15/2037(a)	64,995	65,159
Series 2008-3404, Class DC,
5.500%, 01/15/2038	285,000	288,369
Series 2008-3405, Class PE,
5.000%, 01/15/2038	26,343	26,290
Series 2008-3409, Class DB,
6.000%, 01/15/2038	71,229	73,469
Series 2008-3411, Class FL,
30D US SOFR + 0.81%, 02/15/2038(a)	9,825	9,855
Series 2008-3415, Class DF,
30D US SOFR + 0.81%, 08/15/2035(a)	50,033	50,190
Series 2008-3415, Class PC,
5.000%, 12/15/2037	19,968	20,009
Series 2008-3415, Class TF,
30D US SOFR + 0.85%, 08/15/2035(a)	24,781	24,892
Series 2008-3450, Class PE,
5.000%, 05/15/2038	33,432	33,335
Series 2008-3469, Class CF,
30D US SOFR + 0.90%, 07/15/2038(a)	11,317	10,749
Series 2009-3536, Class FM,
30D US SOFR + 1.11%, 05/15/2039(a)	14,617	14,840

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2009-3539, Class B,
4.500%, 06/15/2029	$22,835	$22,750
Series 2009-3545, Class FA,
30D US SOFR + 0.96%, 06/15/2039(a)	36,369	36,678
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	66,773	67,471
Series 2009-3549, Class FA,
30D US SOFR + 1.31%, 07/15/2039(a)	12,949	13,223
Series 2009-3564, Class NB,
5.000%, 08/15/2039	206,516	206,164
Series 2009-3574, Class D,
5.000%, 09/15/2039	43,572	43,652
Series 2009-3584, Class FA,
30D US SOFR + 0.81%, 12/15/2036(a)	15,213	15,277
Series 2009-3587, Class DA,
4.500%, 10/15/2039	60,800	60,301
Series 2009-3588, Class CW,
6.650%, 10/15/2037(a)	142,255	147,226
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	34,601	29,182
Series 2009-3605, Class BF,
30D US SOFR + 0.97%, 11/15/2039(a)	74,984	75,635
Series 2009-3606, Class ZC,
5.000%, 04/15/2036	510,625	509,380
Series 2009-3611, Class FH,
30D US SOFR + 0.86%, 07/15/2034(a)	6,070	6,098
Series 2010-3620, Class EL,
4.000%, 01/15/2030	5,921	5,858
Series 2010-3622, Class PB,
5.000%, 01/15/2040	231,126	230,424
Series 2010-3626, Class ME,
5.000%, 01/15/2040	329,740	327,946
Series 2010-3631, Class PA,
4.000%, 02/15/2040	96,989	94,015
Series 2010-3653, Class B,
4.500%, 04/15/2030	20,108	20,030
Series 2010-3656, Class PM,
5.000%, 04/15/2040	85,546	85,363
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	108,833	108,533
Series 2010-3664, Class DA,
4.000%, 11/15/2037	29,132	28,994
Series 2010-3747, Class CY,
4.500%, 10/15/2040	181,270	177,308
Series 2010-3747, Class PY,
4.000%, 10/15/2040	221,713	212,837
Series 2010-3770, Class GA,
4.500%, 10/15/2040	309,354	304,145
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	6,102,474	5,802,315

	Principal Amount	Value (Note 2)
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	$33,573	$32,442
Series 2011-3800, Class AF,
30D US SOFR + 0.61%, 02/15/2041(a)	12,010	11,958
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	8,704	8,962
Series 2011-3822, Class FY,
30D US SOFR + 0.51%, 02/15/2033(a)	11,110	11,094
Series 2011-3825, Class BP,
4.000%, 03/15/2041	61,091	57,895
Series 2011-3843, Class FE,
30D US SOFR + 0.66%, 04/15/2041(a)	27,654	27,559
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	391,464	388,967
Series 2011-3844, Class PC,
5.000%, 04/15/2041	181,670	180,677
Series 2011-3852, Class QN,
26.796% - 30D US SOFR%, 05/15/2041(a)	23,300	21,868
Series 2011-3852, Class TP,
27.080% - 30D US SOFR%, 05/15/2041(a)	15,856	15,314
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	985,748	980,111
Series 2011-3862, Class MA,
5.000%, 04/15/2041	37,213	37,302
Series 2011-3891, Class BF,
30D US SOFR + 0.66%, 07/15/2041(a)	23,657	23,555
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	309,056	298,505
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	187,623	145,984
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	291,179
Series 2011-3934, Class KB,
5.000%, 10/15/2041	447,479	448,939
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	1,239,438	1,201,540
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	260,112	246,671
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	533,454	515,764
Series 2011-3940, Class MY,
4.000%, 10/15/2041	185,935	175,946
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	540,990	500,329
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	121,752	120,515
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	39,092
Series 2011-3963, Class JB,
4.500%, 11/15/2041	65,513	63,704

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2011-3968, Class LA,
4.500%, 12/15/2041	$5,325	$5,119
Series 2011-3969, Class JP,
4.500%, 09/15/2041	9,389	9,345
Series 2011-3978, Class CZ,
3.500%, 12/15/2041	1,649,384	1,523,371
Series 2012-3984, Class DF,
30D US SOFR + 0.66%, 01/15/2042(a)	19,457	19,364
Series 2012-3989, Class JW,
3.500%, 01/15/2042	134,689	125,684
Series 2012-3994, Class JZ,
3.500%, 02/15/2042	796,271	747,060
Series 2012-3997, Class EC,
3.500%, 02/15/2042	59,120	50,196
Series 2012-3997, Class FQ,
30D US SOFR + 0.61%, 02/15/2042(a)	27,148	26,925
Series 2012-4001, Class FM,
30D US SOFR + 0.61%, 02/15/2042(a)	18,000	17,849
Series 2012-4010, Class FC,
30D US SOFR + 1.11%, 03/15/2042(a)	239,601	242,526
Series 2012-4011, Class DB,
4.000%, 09/15/2041	139,777	133,742
Series 2012-4011, Class DC,
4.000%, 09/15/2041	143,069	136,887
Series 2012-4020, Class PG,
2.500%, 03/15/2027	169	168
Series 2012-4037, Class CA,
3.000%, 04/15/2027	6,772	6,747
Series 2012-4039, Class LT,
3.500%, 05/15/2042	113,000	97,102
Series 2012-4048, Class CE,
4.000%, 05/15/2042	611,000	574,436
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	372,437	345,675
Series 2012-4064, Class AY,
3.000%, 06/15/2027	5,527	5,505
Series 2012-4068, Class PE,
3.000%, 06/15/2042	271,124	245,750
Series 2012-4075, Class PB,
3.000%, 07/15/2042	73,859	66,983
Series 2012-4077, Class BE,
4.000%, 07/15/2042	130,000	118,512
Series 2012-4088, Class PB,
3.000%, 08/15/2042	105,377	93,614
Series 2012-4094, Class CW,
2.000%, 08/15/2042	100,929	84,051
Series 2012-4097, Class CU,
1.500%, 08/15/2027	12,773	12,572
Series 2012-4097, Class UF,
30D US SOFR + 0.46%, 08/15/2032(a)	22,154	22,137

	Principal Amount	Value (Note 2)
Series 2012-4101, Class QN,
3.500%, 09/15/2042	$289,634	$269,065
Series 2012-4102, Class CB,
2.000%, 09/15/2042	138,674	125,342
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	1,848	1,825
Series 2012-4116, Class YB,
2.500%, 05/15/2042	132,000	109,715
Series 2012-4120, Class TC,
1.500%, 10/15/2027	980	965
Series 2012-4122, Class BA,
2.740%, 05/15/2040(a)(c)	96,137	88,789
Series 2012-4133, Class TA,
3.000%, 11/15/2042	308,106	250,177
Series 2012-4141, Class PL,
2.500%, 12/15/2042	274,000	192,549
Series 2013-4160, Class HB,
2.500%, 12/15/2032	14,094	13,345
Series 2013-4161, Class LT,
2.500%, 08/15/2042	219,117	201,365
Series 2013-4170, Class FW,
30D US SOFR + 1.06%, 01/15/2033(a)	4,306	4,329
Series 2013-4171, Class MN,
3.000%, 02/15/2043	144,000	106,770
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	41,640
Series 2013-4183, Class ME,
2.000%, 02/15/2042	168,484	163,700
Series 2013-4185, Class PB,
3.000%, 03/15/2043	300,938	281,544
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	12,018	11,707
Series 2013-4204, Class QP,
3.000%, 05/15/2043	153,000	128,625
Series 2013-4218, Class DG,
2.500%, 07/15/2042	72,887	67,772
Series 2013-4220, Class EH,
Series 2013-4231, Class FD,
30D US SOFR + 0.46%, 10/15/2032(a)	4,202	4,200
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	451,707
Series 2013-4265, Class FD,
30D US SOFR + 0.51%, 01/15/2035(a)	29,147	28,980
Series 2013-4283, Class EW,
4.500%, 12/15/2043(a)	135,870	132,308
Series 2014-4293, Class NM,
4.500%, 06/15/2043	10,255	10,108
Series 2014-4294, Class PF,
30D US SOFR + 0.51%, 01/15/2044(a)	9,448	9,316
Series 2014-4319, Class PM,
3.000%, 03/15/2043	20,165	19,862

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2014-4320, Class AP,
3.500%, 07/15/2039	$67,165	$65,393
Series 2014-4324, Class AY,
3.000%, 04/15/2029	313,393	309,888
Series 2014-4368, Class GZ,
4.130%, 06/15/2041(d)	1,044,072	1,025,355
Series 2014-4403, Class CZ,
3.000%, 10/15/2044	163,831	93,010
Series 2014-4419, Class DC,
3.000%, 12/15/2044	240,000	200,058
Series 2015-4457, Class KZ,
3.000%, 04/15/2045	58,094	50,691
Series 2015-4459, Class CA,
5.000%, 12/15/2034	4,704	4,723
Series 2015-4461, Class EA,
2.000%, 07/15/2037	5,143	5,125
Series 2015-4498, Class JA,
2.500%, 04/15/2037	74,281	65,185
Series 2015-4508, Class UZ,
3.000%, 07/15/2043	58,536	46,249
Series 2016-4555, Class CP,
3.000%, 04/15/2045	224,834	215,990
Series 2016-4582, Class PA,
3.000%, 11/15/2045	82,270	76,250
Series 2016-4583, Class UP,
3.000%, 07/15/2045	106,219	98,467
Series 2016-4601, Class CZ,
3.000%, 12/15/2045	120,092	72,701
Series 2016-4613, Class AF,
30D US SOFR + 1.21%, 11/15/2037(a)	57,017	57,039
Series 2016-4629, Class KB,
3.000%, 11/15/2046	1,000,000	824,399
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(d)	1,195,107	944,710
Series 2017-4656, Class EZ,
4.000%, 02/15/2047	311,783	290,332
Series 2017-4670, Class TY,
3.000%, 03/15/2047	346,000	274,869
Series 2017-4672, Class QD,
3.000%, 08/15/2045	7,177	7,136
Series 2017-4680, Class PA,
3.000%, 03/15/2046	9	8
Series 2017-4707, Class Z,
4.000%, 08/15/2047	137,060	81,607
Series 2017-4710, Class PA,
3.000%, 04/15/2045	43,760	43,011
Series 2017-4714, Class MY,
3.500%, 08/15/2047	899,822	807,602
Series 2017-4736, Class CL,
3.000%, 12/15/2047	154,734	132,499
Series 2018-4767, Class Z,
3.000%, 12/15/2047	39,892	21,922
Series 2018-4773, Class DZ,
4.000%, 04/15/2048	132,586	123,072

	Principal Amount	Value (Note 2)
Series 2018-4787, Class PY,
4.000%, 05/15/2048	$33,482	$31,331
Series 2018-4813, Class CJ,
3.000%, 08/15/2048	168,624	145,030
Series 2018-4818, Class CA,
3.000%, 04/15/2048	312,057	273,724
Series 2018-4821, Class YZ,
4.000%, 02/15/2042	1,783,369	1,616,474
Series 2018-4821, Class ZM,
3.500%, 05/15/2048	305,367	269,774
Series 2018-4839, Class AE,
4.000%, 04/15/2051	172,853	166,988
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	29,436	28,058
Series 2019-4863, Class H,
7.000%, 03/15/2049	111,301	116,110
Series 2019-4896, Class BD,
3.500%, 07/25/2049	1,062,753	897,974
Series 2019-4911, Class HG,
2.250%, 04/15/2049	1,324,999	1,095,763
Series 2019-4926, Class BP,
3.000%, 10/25/2049	451,754	392,298
Series 2020-4954, Class LZ,
2.500%, 02/25/2050	130,810	56,320
Series 2020-4961, Class JB,
2.500%, 12/15/2042	98,529	89,284
Series 2020-4989, Class FA,
30D US SOFR + 0.46%, 08/15/2040(a)	81,626	80,337
Series 2020-4989, Class FB,
30D US SOFR + 0.46%, 10/15/2040(a)	72,523	71,339
Series 2020-5000, Class HZ,
1.500%, 08/25/2050	258,211	129,562
Series 2020-5007, Class PY,
1.500%, 08/25/2050	218,000	85,273
Series 2020-5013, Class NH,
1.000%, 09/25/2050	173,577	87,517
Series 2020-5014, Class BP,
1.250%, 09/25/2040	167,658	146,964
Series 2020-5039, Class ZK,
2.500%, 11/25/2050	160,465	76,032
Series 2020-5049, Class JZ,
2.000%, 11/25/2050	147,927	63,909
Series 2020-5049, Class WB,
0.750%, 12/25/2050	295,014	231,399
Series 2020-5068, Class UB,
0.500%, 01/25/2051	109,000	62,118
Series 2021-5080, Class CA,
2.000%, 02/25/2051	864,862	460,355
Series 2021-5083, Class MA,
2.000%, 03/25/2051	612,856	347,531
Series 2021-5085, Class HA,
1.500%, 03/25/2051	147,216	74,798
Series 2021-5103, Class LM,
1.500%, 05/25/2041	119,098	66,539

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2021-5103, Class LQ,
1.500%, 04/25/2050	$199,834	$102,125
Series 2021-5119, Class LM,
1.500%, 05/25/2041	202,779	108,764
Series 2021-5121, Class KE,
1.500%, 06/25/2051	301,427	143,115
Series 2021-5129, Class KC,
1.500%, 11/25/2049	113,504	97,852
Series 2021-5144, Class PC,
1.500%, 09/25/2051	294,371	251,845
Series 2021-5156, Class EC,
1.500%, 10/25/2051	434,983	204,686
Series 2021-5171, Class KY,
1.750%, 12/25/2051	172,000	86,724
Series 2021-5174, Class TQ,
2.000%, 08/25/2051	414,198	351,295
Series 2021-5178, Class LY,
1.500%, 12/25/2051	178,029	79,017
Series 2021-5182, Class M,
2.500%, 05/25/2049	277,441	245,693
Series 2022-5189, Class PG,
2.500%, 09/25/2051	68,033	61,908
Series 2022-5198, Class ZM,
3.000%, 02/25/2052	678,024	537,434
Series 2022-5200, Class WK,
2.500%, 03/25/2052	217,000	139,288
Series 2022-5201, Class CA,
2.500%, 07/25/2048	506,325	456,182
Series 2022-5207, Class CZ,
3.500%, 03/25/2052	402,683	192,615
Series 2022-5208, Class AL,
2.500%, 04/25/2042	1,386,302	1,037,586
Series 2022-5230, Class PE,
2.000%, 12/25/2051	600,000	491,982
Series 2022-5234, Class PH,
3.500%, 04/25/2051	617,384	590,094
Series 2024-5407, Class LB,
6.000%, 05/25/2054	6,901,530	6,962,239
		55,093,611

Freddie Mac Strips
Series 2013-299, Class 300,
3.000%, 01/15/2043	114,141	102,744
Series 2013-300, Class 300,
3.000%, 01/15/2043	99,382	88,463
		191,207

Freddie Mac Structured Pass-Through Certificates
Series 2001-32, Class A1,
1M CME TERM SOFR + 0.37%, 08/25/2031(a)	31,679	32,008
Series 2002-41, Class 3A,
4.390%, 07/25/2032(a)	1,564,249	1,415,558

	Principal Amount	Value (Note 2)
Series 2003-55, Class 1A3A,
30D US SOFR + 0.51%, 03/25/2043(a)	$175,254	$174,712
		1,622,278

Ginnie Mae
Series 2003-76, Class TG,
5.500%, 09/20/2033	84,665	84,460
Series 2004-1, Class TE,
5.000%, 06/20/2033	12,764	12,731
Series 2004-15, Class AY,
5.500%, 02/20/2034	93,259	93,076
Series 2004-22, Class AZ,
5.500%, 04/20/2034	193,254	192,869
Series 2004-26, Class ED,
5.500%, 04/16/2034	36,508	36,439
Series 2004-34, Class QL,
5.500%, 05/16/2034	103,022	102,836
Series 2004-55, Class MC,
5.500%, 07/20/2034	23,760	23,891
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,718,627	1,715,725
Series 2004-87, Class BC,
4.500%, 10/20/2034	6,734	6,677
Series 2005-11, Class PL,
5.000%, 02/20/2035	18,986	18,913
Series 2005-13, Class BG,
5.000%, 02/20/2035	103,545	103,448
Series 2005-13, Class NB,
5.000%, 02/20/2035	6,968	6,946
Series 2005-3, Class JL,
5.000%, 12/16/2034	33,192	32,933
Series 2005-3, Class JM,
4.750%, 01/20/2035	25,886	25,567
Series 2005-3, Class OC,
5.000%, 01/20/2035	95,662	95,555
Series 2005-3, Class QB,
5.000%, 01/16/2035	24,438	24,422
Series 2005-44, Class GZ,
5.000%, 07/20/2035	64,840	64,685
Series 2005-45, Class BF,
1M CME TERM SOFR + 0.41%, 06/20/2035(a)	19,233	19,114
Series 2005-49, Class B,
5.500%, 06/20/2035	46,864	47,294
Series 2005-51, Class DC,
5.000%, 07/20/2035	72,761	72,654
Series 2005-56, Class BD,
5.000%, 07/20/2035	24,899	24,960
Series 2005-56, Class JA,
5.000%, 05/17/2035	7,425	7,410
Series 2005-69, Class WD,
5.000%, 05/18/2035	25,276	25,224
Series 2005-73, Class PH,
5.000%, 09/20/2035	69,046	68,891
Series 2005-92, Class PB,
6.000%, 12/20/2035	91,833	92,946

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2006-10, Class PB,
5.500%, 03/20/2036	$163,050	$164,820
Series 2006-38, Class OH,
6.500%, 08/20/2036	17,822	17,777
Series 2007-18, Class B,
5.500%, 05/20/2035	42,552	42,881
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	138,252
Series 2007-35, Class NE,
6.000%, 06/16/2037	29,198	29,389
Series 2007-35, Class TE,
6.000%, 06/20/2037	65,683	65,689
Series 2007-40, Class FY,
1M CME TERM SOFR + 0.44%, 07/16/2037(a)	18,620	18,501
Series 2007-44, Class PH,
6.000%, 07/20/2037	72,164	73,103
Series 2007-57, Class Z,
5.500%, 10/20/2037	624,504	622,817
Series 2007-6, Class LE,
5.500%, 02/20/2037	166,529	166,155
Series 2007-7, Class PG,
5.000%, 02/16/2037	14,531	14,642
Series 2007-79, Class FC,
1M CME TERM SOFR + 0.55%, 12/20/2037(a)	77,058	76,618
Series 2008-13, Class FB,
1M CME TERM SOFR + 0.61%, 02/20/2038(a)	15,911	15,852
Series 2008-20, Class CE,
5.500%, 06/16/2037	143,808	145,004
Series 2008-21, Class PZ,
5.500%, 11/20/2037	359,016	358,177
Series 2008-31, Class PC,
5.500%, 04/20/2038	32,124	32,254
Series 2008-33, Class PB,
5.500%, 04/20/2038	90,976	91,155
Series 2008-37, Class L,
6.000%, 04/20/2038	27,348	27,403
Series 2008-38, Class BG,
5.000%, 05/16/2038	46,974	46,903
Series 2008-38, Class PL,
5.500%, 05/20/2038	140,830	142,710
Series 2008-38, Class PN,
5.500%, 05/20/2038	27,084	27,446
Series 2008-40, Class PL,
5.250%, 05/16/2038	118,000	118,947
Series 2008-41, Class PE,
5.500%, 05/20/2038	46,095	46,674
Series 2008-43, Class NB,
5.500%, 05/20/2038	88,972	88,768
Series 2008-47, Class ML,
5.250%, 06/16/2038	16,366	16,481
Series 2008-49, Class PB,
4.750%, 06/20/2038	19,116	19,069

	Principal Amount	Value (Note 2)
Series 2008-50, Class KB,
6.000%, 06/20/2038	$147,507	$149,453
Series 2008-51, Class FG,
1M CME TERM SOFR + 0.88%, 06/16/2038(a)	52,401	52,580
Series 2008-51, Class PH,
5.250%, 06/20/2038	22,549	23,113
Series 2008-55, Class PL,
5.500%, 06/20/2038	21,219	21,171
Series 2008-58, Class PE,
5.500%, 07/16/2038	48,362	48,012
Series 2008-60, Class JN,
5.500%, 07/20/2038	77,253	77,079
Series 2008-60, Class JP,
5.500%, 07/20/2038	151,701	151,360
Series 2008-65, Class PG,
6.000%, 08/20/2038	139,556	139,234
Series 2008-66, Class FN,
1M CME TERM SOFR + 1.06%, 08/20/2038(a)	61,533	61,576
Series 2008-7, Class PQ,
5.000%, 02/20/2038	62,824	62,205
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	57,984
Series 2008-77, Class FC,
1M CME TERM SOFR + 0.81%, 09/20/2038(a)	39,036	39,034
Series 2008-85, Class PG,
5.250%, 10/20/2038	22,275	22,247
Series 2008-89, Class JC,
5.500%, 08/20/2038	26,217	26,147
Series 2008-89, Class JD,
6.000%, 08/20/2038	30,451	30,367
Series 2008-9, Class FA,
1M CME TERM SOFR + 0.61%, 02/20/2038(a)	10,917	10,914
Series 2009-1, Class FA,
1M CME TERM SOFR + 1.16%, 01/20/2039(a)	45,692	45,866
Series 2009-10, Class NB,
5.000%, 02/16/2039	52,874	53,159
Series 2009-10, Class PH,
4.500%, 02/20/2039	19,242	19,044
Series 2009-118, Class PY,
5.000%, 12/16/2039	12,381	12,478
Series 2009-12, Class NB,
5.000%, 03/20/2039	35,290	35,197
Series 2009-13, Class E,
4.500%, 03/16/2039	59,523	58,595
Series 2009-15, Class FM,
1M CME TERM SOFR + 1.15%, 03/20/2039(a)	43,133	43,138
Series 2009-24, Class WB,
5.000%, 03/20/2039	144,059	143,678
Series 2009-32, Class ZA,
5.500%, 05/20/2039	371,028	366,756

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2009-40, Class AD,
4.500%, 06/20/2039	$309,000	$299,769
Series 2009-47, Class LT,
5.000%, 06/20/2039	76,390	76,258
Series 2009-55, Class FN,
1M CME TERM SOFR + 1.11%, 07/20/2039(a)	15,949	15,994
Series 2009-58, Class PA,
4.500%, 07/20/2039	45,341	44,165
Series 2009-61, Class AP,
4.000%, 08/20/2039	20,467	19,910
Series 2009-61, Class MP,
5.000%, 08/20/2039	18,627	18,506
Series 2009-69, Class PH,
5.500%, 08/16/2039	92,000	92,191
Series 2009-75, Class GZ,
4.500%, 09/20/2039	63,945	63,387
Series 2009-76, Class JB,
4.500%, 07/20/2039	2,321	2,316
Series 2009-76, Class XA,
5.500%, 09/16/2039	425,664	428,584
Series 2009-77, Class KJ,
5.000%, 09/20/2039	76,593	77,594
Series 2009-83, Class TF,
1M CME TERM SOFR + 1.01%, 08/20/2039(a)	23,597	23,754
Series 2009-94, Class FA,
1M CME TERM SOFR + 0.81%, 10/16/2039(a)	48,507	48,643
Series 2010-103, Class WA,
5.640%, 08/20/2034(a)	108,082	109,066
Series 2010-105, Class BH,
3.000%, 01/16/2040	36,515	35,582
Series 2010-111, Class FA,
1M CME TERM SOFR + 0.46%, 09/20/2040(a)	31,797	31,516
Series 2010-134, Class YL,
4.500%, 10/20/2040	101,000	97,382
Series 2010-14, Class HA,
4.500%, 02/16/2040	70,813	69,975
Series 2010-147, Class PG,
3.500%, 05/20/2040	11,411	11,342
Series 2010-157, Class OP,
–%, 12/20/2040(b)	6,590	5,656
Series 2010-167, Class WL,
4.500%, 09/20/2040	556,711	549,951
Series 2010-169, Class JZ,
4.000%, 12/20/2040	151,980	141,442
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	100,146
Series 2010-62, Class AF,
1M CME TERM SOFR + 0.56%, 04/16/2034(a)	6,784	6,783
Series 2010-76, Class NC,
4.500%, 06/20/2040	113,194	105,633

	Principal Amount	Value (Note 2)
Series 2010-84, Class YB,
4.000%, 07/20/2040	$14,538	$14,019
Series 2010-H01, Class FA,
1M CME TERM SOFR + 0.93%, 01/20/2060(a)	3,514	3,531
Series 2010-H10, Class FC,
1M CME TERM SOFR + 1.11%, 05/20/2060(a)	12,827	12,954
Series 2010-H20, Class AF,
1M CME TERM SOFR + 0.44%, 10/20/2060(a)	20,817	20,745
Series 2010-H22, Class FE,
1M CME TERM SOFR + 0.46%, 05/20/2059(a)	330	325
Series 2010-H27, Class FA,
1M CME TERM SOFR + 0.49%, 12/20/2060(a)	8,928	8,862
Series 2011-100, Class MY,
4.000%, 07/20/2041	138,997	134,005
Series 2011-128, Class MD,
4.000%, 10/20/2040	29,196	29,124
Series 2011-137, Class WA,
5.580%, 07/20/2040(a)	146,019	147,981
Series 2011-59, Class QC,
4.000%, 12/20/2040	143,455	139,988
Series 2011-66, Class UA,
4.000%, 05/16/2041	142,979	134,432
Series 2011-71, Class ZC,
5.500%, 07/16/2034	102,338	102,435
Series 2011-97, Class WA,
6.050%, 11/20/2038(a)	16,440	16,531
Series 2011-H01, Class AF,
1M CME TERM SOFR + 0.56%, 11/20/2060(a)	15,052	15,025
Series 2011-H11, Class FA,
1M CME TERM SOFR + 0.61%, 03/20/2061(a)	19,836	19,820
Series 2011-H11, Class FB,
1M CME TERM SOFR + 0.61%, 04/20/2061(a)	11,714	11,702
Series 2011-H15, Class FA,
1M CME TERM SOFR + 0.56%, 06/20/2061(a)	7,050	7,038
Series 2012-108, Class CB,
2.500%, 09/20/2042	149,000	119,162
Series 2012-116, Class BY,
3.000%, 09/16/2042	267,000	221,388
Series 2012-127, Class PG,
1.750%, 09/16/2042	90,664	83,195
Series 2012-32, Class PE,
3.500%, 03/16/2042	117,000	106,338
Series 2012-39, Class GA,
3.000%, 10/16/2040	9,534	9,416
Series 2012-56, Class HZ,
3.500%, 06/20/2040	1,426,208	1,289,436
Series 2012-68, Class GE,
3.000%, 05/20/2042	4,247	3,305

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2012-76, Class GF,
1M CME TERM SOFR + 0.41%, 06/16/2042(a)	$14,064	$13,975
Series 2012-84, Class TB,
2.500%, 07/20/2042	390,245	328,328
Series 2012-H08, Class FC,
1M CME TERM SOFR + 0.68%, 04/20/2062(a)	54,231	54,236
Series 2012-H14, Class FK,
1M CME TERM SOFR + 0.69%, 07/20/2062(a)	27,001	27,008
Series 2012-H20, Class PT,
4.620%, 07/20/2062(a)	1,623	1,631
Series 2013-100, Class MA,
3.500%, 02/20/2043	15,509	15,268
Series 2013-115, Class PM,
4.000%, 08/20/2043	353,209	329,734
Series 2013-169, Class EZ,
3.250%, 11/16/2043	120,679	103,485
Series 2013-22, Class GB,
2.500%, 08/20/2042	115,781	104,200
Series 2013-41, Class MY,
3.000%, 03/20/2043	218,784	194,657
Series 2013-54, Class WA,
4.890%, 11/20/2042(a)	287,128	288,786
Series 2013-6, Class BE,
3.000%, 01/20/2043	104,000	79,233
Series 2013-69, Class NA,
2.000%, 09/20/2042	163,509	150,880
Series 2013-70, Class LA,
1.000%, 05/20/2043	80,221	66,059
Series 2013-93, Class CA,
6.000%, 06/20/2043	661,421	678,976
Series 2013-98, Class KF,
1M CME TERM SOFR + 0.41%, 11/20/2041(a)	1,550	1,546
Series 2013-99, Class MF,
1M CME TERM SOFR + 0.41%, 07/20/2043(a)	42,222	41,677
Series 2013-H01, Class FA,
1.650%, 01/20/2063	2	2
Series 2013-H04, Class BA,
1.650%, 02/20/2063	1,615	1,562
Series 2013-H07, Class GA,
1M CME TERM SOFR + 0.58%, 03/20/2063(a)	18,693	18,668
Series 2013-H09, Class HA,
1.650%, 04/20/2063	5,001	4,806
Series 2013-H18, Class EA,
1M CME TERM SOFR + 0.61%, 07/20/2063(a)	1,701	1,700
Series 2014-118, Class ZP,
4.000%, 08/20/2044	343,119	318,357
Series 2014-119, Class ZK,
3.500%, 08/16/2044	1,103,521	1,021,367
Series 2014-32, Class DA,
3.500%, 02/20/2044	101,590	85,192

	Principal Amount	Value (Note 2)
Series 2014-53, Class JM,
6.920%, 04/20/2039(a)	$59,289	$62,032
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	40,093
Series 2014-98, Class ZP,
3.000%, 07/16/2044	257,303	199,043
Series 2014-H10, Class TA,
1M CME TERM SOFR + 0.71%, 04/20/2064(a)	82,576	82,617
Series 2014-H15, Class FA,
1M CME TERM SOFR + 0.61%, 07/20/2064(a)	4,480	4,477
Series 2014-H16, Class FL,
1M CME TERM SOFR + 0.58%, 07/20/2064(a)	81,398	81,251
Series 2014-H19, Class HA,
3.000%, 09/20/2064	9,845	9,512
Series 2015-100, Class PD,
3.000%, 07/20/2045	149,655	136,191
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	28,132
Series 2015-84, Class QA,
3.500%, 06/20/2045	159,169	142,183
Series 2015-91, Class QA,
2.818%, 05/20/2045(a)	1,322,105	1,148,988
Series 2015-H09, Class FA,
1M CME TERM SOFR + 0.73%, 04/20/2065(a)	47,469	47,559
Series 2015-H12, Class FB,
1M CME TERM SOFR + 0.71%, 05/20/2065(a)	14,238	14,257
Series 2015-H15, Class FC,
1M CME TERM SOFR + 0.69%, 06/20/2065(a)	24,043	24,073
Series 2015-H22, Class FC,
1M CME TERM SOFR + 0.71%, 09/20/2065(a)	10,820	10,836
Series 2015-H26, Class FA,
1M CME TERM SOFR + 0.63%, 10/20/2065(a)	9,608	9,602
Series 2015-H26, Class FG,
1M CME TERM SOFR + 0.63%, 10/20/2065(a)	52,553	52,524
Series 2015-H27, Class FA,
1M CME TERM SOFR + 0.86%, 09/20/2065(a)	389,245	390,690
Series 2015-H29, Class FA,
1M CME TERM SOFR + 0.81%, 10/20/2065(a)	317	318
Series 2015-H30, Class FE,
1M CME TERM SOFR + 0.71%, 11/20/2065(a)	9,549	9,553
Series 2015-H31, Class FT,
1M CME TERM SOFR + 0.76%, 11/20/2065(a)	2,656	2,667
Series 2015-H32, Class FH,
1M CME TERM SOFR + 0.77%, 12/20/2065(a)	28,256	28,295

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2016-120, Class KA,
2.000%, 09/20/2046	$4,738	$2,557
Series 2016-136, Class MY,
2.500%, 10/20/2046	100,000	64,047
Series 2016-136, Class PJ,
3.500%, 01/20/2046	188,257	153,841
Series 2016-163, Class B,
3.000%, 10/20/2046	119,000	90,429
Series 2016-19, Class AC,
3.000%, 02/20/2046	259,000	213,065
Series 2016-46, Class Z,
3.000%, 04/20/2046	131,871	81,543
Series 2016-82, Class BA,
3.000%, 09/20/2045	8,622	8,573
Series 2016-H06, Class FC,
1M CME TERM SOFR + 1.03%, 02/20/2066(a)	25,564	25,707
Series 2016-H08, Class FT,
1M CME TERM SOFR + 0.83%, 02/20/2066(a)	15,827	15,875
Series 2016-H11, Class F,
1M CME TERM SOFR + 0.91%, 05/20/2066(a)	791,275	794,925
Series 2016-H13, Class FT,
1M CME TERM SOFR + 0.69%, 05/20/2066(a)	396	396
Series 2016-H14, Class FA,
1M CME TERM SOFR + 0.91%, 06/20/2066(a)	99,787	100,199
Series 2016-H15, Class FA,
1M CME TERM SOFR + 0.91%, 07/20/2066(a)	246,770	247,932
Series 2016-H17, Class FC,
1M CME TERM SOFR + 0.94%, 08/20/2066(a)	47,308	47,552
Series 2016-H17, Class FK,
1M CME TERM SOFR + 0.96%, 07/20/2066(a)	13,662	13,756
Series 2016-H17, Class HA,
2.250%, 03/20/2066	16,334	15,720
Series 2016-H20, Class PT,
6.890%, 09/20/2066(a)	128,846	131,994
Series 2016-H23, Class F,
1M CME TERM SOFR + 0.86%, 10/20/2066(a)	34,751	34,885
Series 2016-H23, Class PT,
6.740%, 09/20/2066(a)	133,707	136,139
Series 2016-H24, Class FG,
1M CME TERM SOFR + 0.86%, 10/20/2066(a)	105,668	106,027
Series 2016-H26, Class FC,
1M CME TERM SOFR + 1.11%, 12/20/2066(a)	27,138	27,345
Series 2017-150, Class JE,
3.000%, 07/20/2047	46,261	42,956
Series 2017-170, Class MC,
2.500%, 10/20/2047	40,754	36,499

	Principal Amount	Value (Note 2)
Series 2017-36, Class MJ,
3.000%, 03/20/2047	$28,502	$24,528
Series 2017-56, Class AZ,
3.000%, 04/20/2047	126,043	103,508
Series 2017-80, Class BJ,
3.000%, 03/20/2047	68,450	63,216
Series 2017-80, Class LO,
–%, 05/20/2047(b)	79,751	60,115
Series 2017-H06, Class FE,
1M CME TERM SOFR + 0.66%, 02/20/2067(a)	16,381	16,384
Series 2017-H14, Class FD,
1M CME TERM SOFR + 0.58%, 06/20/2067(a)	28,410	28,370
Series 2017-H15, Class FC,
1M CME TERM SOFR + 0.58%, 06/20/2067(a)	39,879	39,801
Series 2017-H16, Class PT,
4.400%, 05/20/2066(a)	5,378	5,280
Series 2017-H17, Class FG,
1M CME TERM SOFR + 0.61%, 08/20/2067(a)	5,120	5,116
Series 2017-H22, Class FH,
1Y CME TERM SOFR + 0.93%, 11/20/2067(a)	83,456	83,704
Series 2018-131, Class QA,
3.000%, 12/20/2047	211,470	190,951
Series 2018-160, Class AD,
3.500%, 02/20/2048	156,851	147,718
Series 2018-36, Class CZ,
4.000%, 03/20/2048	309,956	265,660
Series 2018-37, Class C,
2.500%, 01/20/2046	92,473	86,206
Series 2018-H07, Class FD,
1M CME TERM SOFR + 0.41%, 05/20/2068(a)	29,430	29,316
Series 2018-H09, Class FA,
1Y CME TERM SOFR + 1.22%, 04/20/2068(a)	322,057	326,157
Series 2019-1, Class EY,
4.000%, 10/20/2048	1,066,499	948,874
Series 2019-103, Class EK,
4.000%, 04/20/2049	2,575,879	2,368,918
Series 2019-111, Class TE,
2.000%, 09/20/2049	30,620	25,143
Series 2019-128, Class AL,
2.500%, 10/20/2049	300,000	199,960
Series 2019-15, Class A,
0.430%, 07/20/2048(a)	300,226	179,761
Series 2019-18, Class HD,
3.500%, 02/20/2049	165,000	145,432
Series 2019-36, Class PD,
3.000%, 02/20/2049	187,283	165,761
Series 2019-H01, Class FT,
1M CME TERM SOFR + 0.51%, 10/20/2068(a)	8,681	8,680

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2019-H04, Class BA,
3.000%, 01/20/2069	$1,078	$1,075
Series 2019-H05, Class FT,
1Y US TI + 0.43%, 04/20/2069(a)	8,649	8,652
Series 2019-H08, Class FM,
1M CME TERM SOFR + 0.76%, 05/20/2069(a)	1,658,328	1,660,645
Series 2020-122, Class GZ,
3.000%, 08/20/2050	279,387	163,885
Series 2020-125, Class GA,
2.500%, 03/20/2050	258,381	217,459
Series 2020-125, Class GC,
2.500%, 08/20/2050	19,500	16,051
Series 2020-127, Class LZ,
1.500%, 08/20/2050	584,620	225,794
Series 2020-134, Class ZU,
3.000%, 09/20/2050	120,836	64,074
Series 2020-148, Class ZP,
2.000%, 10/20/2050	238,936	97,066
Series 2020-149, Class LU,
1.000%, 10/20/2050	199,995	87,013
Series 2020-153, Class ML,
2.500%, 10/20/2050	231,684	194,412
Series 2020-153, Class MP,
2.500%, 10/20/2050	245,857	206,214
Series 2020-187, Class KZ,
2.000%, 12/20/2050	173,296	69,924
Series 2020-32, Class UM,
2.500%, 03/20/2050	940,143	791,058
Series 2020-5, Class LC,
3.500%, 10/20/2049	78,264	73,420
Series 2020-62, Class PD,
3.000%, 05/20/2050	386,592	328,003
Series 2020-62, Class WD,
0.420%, 05/20/2050(a)	488,945	277,575
Series 2020-83, Class ML,
3.000%, 06/20/2050	64,741	57,094
Series 2020-98, Class CE,
3.000%, 07/20/2050	910,660	827,168
Series 2020-H01, Class FT,
1Y US TI + 0.50%, 01/20/2070(a)	8,375	8,385
Series 2020-H02, Class DA,
2.250%, 12/20/2069	7,923	7,877
Series 2020-H04, Class FP,
1M CME TERM SOFR + 0.61%, 06/20/2069(a)	84,026	83,971
Series 2020-H12, Class FE,
1M CME TERM SOFR + 1.21%, 06/20/2070(a)	898,130	910,460
Series 2020-H13, Class FA,
1M CME TERM SOFR + 0.56%, 07/20/2070(a)	182,141	180,868
Series 2021-104, Class AL,
1.500%, 06/20/2051	120,000	54,334

	Principal Amount	Value (Note 2)
Series 2021-116, Class LZ,
2.500%, 07/20/2051	$356,146	$217,397
Series 2021-116, Class WZ,
2.000%, 07/20/2051	395,484	216,114
Series 2021-142, Class PZ,
0.750%, 08/20/2051	311,265	179,901
Series 2021-146, Class DE,
1.750%, 08/20/2051	309,254	279,218
Series 2021-146, Class PO,
–%, 07/20/2051(b)	338,715	117,238
Series 2021-158, Class GK,
2.000%, 09/20/2051	150,492	92,057
Series 2021-205, Class NK,
1.500%, 11/20/2051	215,000	116,258
Series 2021-25, Class HA,
2.000%, 02/20/2051	653,323	526,546
Series 2021-8, Class AQ,
5.000%, 01/20/2051	120,458	116,158
Series 2021-8, Class KZ,
2.000%, 01/20/2051	162,962	57,980
Series 2021-H01, Class FA,
1M CME TERM SOFR + 1.36%, 11/20/2070(a)	2,581,194	2,625,429
Series 2021-H12, Class GA,
4.520%, 07/20/2071(a)	26,136	25,957
Series 2022-100, Class EB,
3.000%, 06/20/2052	1,729,475	1,267,297
Series 2022-104, Class KY,
4.500%, 06/20/2052	383,627	331,011
Series 2022-112, Class BM,
3.000%, 06/20/2052	344,718	249,392
Series 2022-126, Class BY,
3.000%, 07/20/2052	960,094	565,174
Series 2022-127, Class UL,
2.000%, 07/20/2052	309,557	144,744
Series 2022-127, Class WC,
3.500%, 07/20/2052	329,622	202,502
Series 2022-137, Class PL,
4.000%, 08/20/2052	288,633	214,494
Series 2022-20, Class KZ,
2.500%, 01/20/2052	116,370	46,463
Series 2022-212, Class DZ,
5.500%, 12/20/2052	3,002,872	2,962,093
Series 2022-44, Class KZ,
4.500%, 03/20/2052	652,341	556,028
Series 2022-51, Class HZ,
3.000%, 03/20/2052	322,432	171,535
Series 2022-68, Class MD,
3.500%, 04/20/2052	223,000	159,157
Series 2022-76, Class PA,
4.000%, 04/20/2052	547,406	530,655
Series 2022-78, Class YX,
4.500%, 01/20/2051	542,247	536,202
Series 2022-H06, Class AB,
3.844%, 07/20/2067(a)	26,084	25,675

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2023-150, Class JD,
6.000%, 10/20/2053	$407,200	$404,848
Series 2023-173, Class DX,
6.000%, 11/20/2053	2,720,000	2,728,312
Series 2023-47, Class HZ,
5.500%, 03/20/2053	1,495,687	1,431,085
Series 2023-55, Class EB,
6.000%, 04/20/2053	14,565,313	14,744,137
Series 2023-55, Class HB,
6.500%, 04/20/2053	2,093,918	2,153,038
Series 2023-57, Class CV,
5.000%, 04/20/2034	1,641,083	1,641,666
Series 2023-59, Class GL,
6.000%, 04/20/2053	6,392,756	6,387,152
Series 2023-68, Class HB,
6.500%, 05/20/2053	7,427,565	7,666,300
		83,152,279

Vendee Mortgage Trust 2011-2
Series 2011-2, Class DZ,
3.750%, 10/15/2041	705,030	648,021

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $250,427,167)		241,486,659

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.21%)

Fannie Mae-Aces
Series 2001-M1, Class D,
6.460%, 02/25/2031(a)	42,499	42,570
Series 2006-M2, Class A3F,
5.345%, 09/25/2031(a)	108,890	108,764
Series 2013-M6, Class 1AC,
3.294%, 02/25/2043(a)	8,675,097	8,332,507
Series 2016-M11, Class AL,
2.944%, 07/25/2039	289,830	259,694
Series 2018-M15, Class 1A2,
3.700%, 01/25/2036	470,000	437,267
Series 2019-M24, Class 2XA,
1.148%, 03/25/2031(a)(c)	7,385,190	307,513
Series 2020-M1, Class A2,
2.444%, 10/25/2029	300,000	281,296
Series 2020-M10, Class X1,
1.771%, 12/25/2030(a)(c)	748,399	35,769
Series 2020-M10, Class X4,
0.884%, 07/25/2032(a)(c)	55,590,590	2,022,925
Series 2020-M12, Class IO,
1.282%, 07/25/2029(a)(c)	56,549,271	1,411,685
Series 2020-M13, Class X2,
1.221%, 09/25/2030(a)(c)	10,211,959	254,084
Series 2022-M5, Class A1,
2.334%, 01/01/2034(a)	256,084	239,625

	Principal Amount	Value (Note 2)
Series 2022-M8, Class A2,
1.936%, 12/25/2031(a)	$100,000	$86,934
		13,820,633

Freddie Mac Multiclass Certificates Series 2020-P003
Series 2020-P003, Class A3,
1.956%, 09/25/2046	1,600,000	1,249,175

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2017-K153, Class X1,
0.260%, 10/25/2031(a)(c)	95,827,784	742,474
Series 2017-Q006, Class A2,
3.139%, 04/25/2028(a)	3,988,453	3,848,467
Series 2018-K154, Class X1,
0.282%, 11/25/2032(a)(c)	130,039,548	1,643,752
Series 2018-K156, Class X1,
0.068%, 06/25/2033(a)(c)	612,344,815	3,028,045
Series 2018-K158, Class X1,
0.065%, 10/25/2033(a)(c)	343,017,476	2,001,541
Series 2019-KLU2, Class X1,
1.257%, 08/25/2029(a)(c)	55,914,845	1,686,537
Series 2020-Q013, Class APT2,
1.240%, 04/25/2027(a)	2,758,338	2,711,857
Series 2021-1521, Class X1,
0.977%, 08/25/2036(a)(c)	15,446,472	1,084,721
Series 2021-KLU3, Class X1,
1.916%, 01/25/2031(a)(c)	165,909,270	9,868,864
		26,616,258

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $44,572,704)		41,686,066

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (10.35%)

Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	294,261	293,552
Series 2005-843080,
6.000%, 12/01/2034	85,604	86,140
Series 2006-,
6.000%, 02/01/2036	81,677	82,126
Series 2007-943003,
5.500%, 08/01/2047	72,226	72,091
Series 2009-,
4.500%, 06/01/2039	228,384	220,319
Series 2009-463331,
5.250%, 08/01/2029	300,335	303,587
Series 2009-931707,
4.500%, 08/01/2039	75,722	72,651
Series 2010-,
3.500%, 10/01/2040	233,166	214,211
Series 2011-469013,
5.470%, 08/01/2026	908,145	905,875

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2011-AH9290,
4.000%, 04/01/2041	$17,429	$16,162
Series 2012-,
3.000%, 12/01/2042	79,435	70,063
3.000%, 01/01/2043	98,468	87,821
3.040%, 12/01/2030	1,056,268	991,865
3.500%, 04/01/2042	41,773	37,870
Series 2012-470020,
4.200%, 01/01/2030	1,444,731	1,425,549
Series 2012-AM1387,
3.260%, 11/01/2032	76,216	73,155
Series 2012-MA1214,
3.000%, 10/01/2042	453,479	404,471
Series 2013-,
3.000%, 01/01/2043	222,872	198,781
3.000%, 02/01/2043	287,960	253,987
3.000%, 04/01/2043	174,981	154,334
3.000%, 07/01/2043	193,657	170,807
3.000%, 08/01/2043	53,518	47,893
3.380%, 05/01/2028	221,667	218,117
4.410%, 09/01/2028	78,543	78,375
Series 2013-AM4781,
4.180%, 11/01/2028	1,090,653	1,082,971
Series 2013-AR2289,
3.000%, 02/01/2033	123,381	117,831
Series 2013-AT9663,
2.500%, 07/01/2043	295,678	247,574
Series 2013-MA1586,
3.000%, 08/01/2043	130,923	116,770
Series 2014-,
3.000%, 06/01/2053	885,958	758,696
3.300%, 11/01/2026	242,440	241,451
3.730%, 07/01/2034	469,861	455,024
4.060%, 03/01/2030	432,052	423,933
Series 2015-,
3.180%, 07/01/2035	614,670	552,267
3.390%, 07/01/2035	174,526	160,888
3.500%, 10/01/2045	1,042,839	945,272
3.600%, 02/01/2040	205,541	189,332
3.610%, 08/01/2030	300,000	288,938
4.000%, 01/01/2041	77,432	72,811
4.500%, 06/01/2045	105,419	101,867
Series 2015-AM8666,
2.960%, 06/01/2030	156,496	147,812
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	693,075
Series 2015-AM9173,
3.110%, 06/01/2027	215,151	212,755
Series 2016-,
3.158%, 07/01/2036(a)	1,565,193	1,389,181
6.000%, 07/01/2039	75,140	76,185
Series 2016-AL8405,
4.500%, 05/01/2041	76,353	73,586
Series 2016-AN3542,
3.410%, 11/01/2046	324,817	275,170

	Principal Amount	Value (Note 2)
Series 2016-AN3749,
2.520%, 12/01/2026	$412,564	$409,523
Series 2016-BC0943,
3.500%, 05/01/2046	235,656	214,191
Series 2017-,
2.000%, 01/01/2032	77,363	72,464
2.880%, 09/01/2027	4,474,053	4,400,471
3.000%, 10/01/2027	1,166,634	1,148,199
3.010%, 07/01/2027	242,183	239,086
3.160%, 07/01/2027	140,493	138,906
3.170%, 01/01/2029	190,311	183,968
3.200%, 01/01/2029	135,611	131,710
3.210%, 11/01/2032	100,000	91,768
3.235%, 02/01/2032	130,264	121,431
3.350%, 01/01/2029	167,551	163,702
3.500%, 06/01/2047	219,251	197,646
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	84,442
Series 2017-AN4529,
3.620%, 01/01/2027	751,152	747,961
Series 2017-AN4833,
3.320%, 04/01/2027	94,634	93,902
Series 2017-AN5279,
3.340%, 04/01/2029	414,443	402,442
Series 2017-AN5742,
3.190%, 05/01/2030	125,493	119,125
Series 2017-AN5796,
3.030%, 06/01/2027	251,199	248,330
Series 2017-AN6670,
3.210%, 09/01/2027	1,773,892	1,746,483
Series 2017-AN7060,
2.930%, 10/01/2027	1,780,000	1,746,129
Series 2017-AN7234,
3.010%, 12/01/2027	938,147	921,234
Series 2017-AN7384,
2.880%, 12/01/2027	44,785	43,893
Series 2017-AN7547,
3.370%, 11/01/2027	998,932	983,232
Series 2017-AN7823,
2.890%, 12/01/2027	228,627	224,085
Series 2017-CA0522,
3.000%, 10/01/2047	156,465	134,883
Series 2018-,
3.000%, 02/01/2033	34,132	32,597
3.000%, 04/01/2048	720,052	634,173
3.320%, 04/01/2028	550,000	539,367
3.430%, 03/01/2033	943,050	875,675
3.485%, 04/01/2028	6,350,000	6,250,474
3.500%, 09/01/2028	130,000	127,488
3.500%, 05/01/2048	152,265	146,151
3.545%, 04/01/2028	618,135	609,030
3.740%, 07/01/2028	175,000	172,610
3.940%, 10/01/2036	304,599	281,446
4.010%, 12/01/2030	289,456	282,351
4.500%, 09/01/2040	91,548	87,018

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
4.500%, 07/01/2041	$216,261	$206,739
4.500%, 08/01/2041	189,910	184,977
5.500%, 08/01/2048	412,336	415,381
6.000%, 08/01/2048	98,277	100,278
Series 2018-109435,
3.890%, 08/01/2028	1,748,392	1,723,874
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,529,409
Series 2018-387983,
3.630%, 08/01/2028	1,908,055	1,863,155
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	98,171
Series 2018-AN8493,
3.300%, 02/01/2030	390,701	374,657
Series 2018-AN8982,
3.440%, 05/01/2028	965,409	948,781
Series 2018-AN9976,
3.960%, 02/01/2030	470,000	457,410
Series 2019-,
2.520%, 11/01/2029	133,954	125,779
2.820%, 10/01/2039	885,905	724,629
3.000%, 08/01/2049	54,009	47,208
3.500%, 08/01/2048	97,168	87,865
3.940%, 06/01/2035	2,566,870	2,401,533
4.000%, 07/01/2048	500,597	465,551
4.070%, 11/01/2026	125,975	125,571
4.500%, 08/01/2058	323,397	304,341
5.500%, 06/01/2049	127,486	129,603
6.000%, 05/01/2049	1,440,163	1,494,487
Series 2019-BL1300,
4.200%, 01/01/2029	1,375,000	1,363,551
Series 2019-BL1567,
3.590%, 02/01/2029	2,666,425	2,599,444
Series 2019-BL1596,
3.480%, 03/01/2029	152,174	148,480
Series 2019-BL2460,
3.400%, 05/01/2029	536,268	520,565
Series 2019-BM6011,
3.520%, 11/01/2026(a)	5,617	5,598
Series 2019-BM6152,
3.500%, 06/01/2044	770,750	708,228
Series 2019-MA3784,
3.500%, 09/01/2049	1,853,139	1,633,673
Series 2020-,
1.400%, 11/01/2032	7,945,000	6,512,915
1.500%, 01/01/2036	485,671	427,063
2.150%, 09/01/2029	500,000	464,452
3.000%, 03/01/2050	196,417	166,875
3.500%, 04/01/2050	155,185	136,805
Series 2021-,
1.710%, 08/01/2031	751,000	652,040
3.500%, 11/01/2051	675,625	595,604
Series 2022-,
2.030%, 12/01/2028	97,298	92,133
2.150%, 03/01/2029	150,000	140,277

	Principal Amount	Value (Note 2)
2.400%, 03/01/2029	$138,440	$131,293
3.130%, 01/01/2029	142,138	137,464
3.790%, 05/01/2032	2,148,000	2,013,707
3.890%, 07/01/2032	690,000	658,007
3.910%, 06/01/2032	1,181,000	1,114,386
3.980%, 10/01/2032	700,000	670,537
4.110%, 09/01/2032	1,815,000	1,733,018
4.140%, 08/01/2032	2,038,000	1,947,817
4.240%, 07/01/2032	1,637,921	1,576,789
4.520%, 10/01/2032	1,209,000	1,178,230
5.080%, 10/01/2029	937,520	948,343
5.120%, 11/01/2032	2,979,000	2,993,791
5.250%, 10/01/2032	7,898,000	7,991,004
5.440%, 12/01/2032	2,122,000	2,157,916
5.500%, 07/01/2042	1,020,211	1,032,823
5.500%, 11/01/2052	9,498,181	9,536,406
5.620%, 11/01/2032	2,901,983	2,980,920
6.500%, 11/01/2052	1,919,431	1,962,394
Series 2023-,
1.500%, 01/01/2042	3,496,840	2,909,946
4.885%, 03/01/2033	750,000	753,327
5.030%, 04/01/2028	4,957,000	4,943,339
5.470%, 11/01/2033	995,189	1,006,481
5.500%, 02/01/2053	6,079,503	6,061,221
5.555%, 01/01/2030	8,933,000	9,049,132
6.000%, 02/01/2053	372,190	378,875
6.500%, 06/01/2043	1,917,638	1,982,700
6.500%, 04/01/2053	1,566,153	1,622,468
6.500%, 05/01/2053	4,942,656	5,199,677
6.500%, 06/01/2053	1,052,619	1,089,792
6.500%, 08/01/2053	5,333,052	5,544,251
7.000%, 04/01/2053	465,907	482,459
7.500%, 01/01/2054	199,330	211,117
Series 2024-,
5.340%, 07/01/2029	10,000,000	10,055,907
7.000%, 02/01/2054	559,067	589,581
7.000%, 05/01/2054	903,709	953,527
7.500%, 01/01/2054	706,826	737,411
		165,463,935

Freddie Mac
Series 2005-2936, Class FC,
30D US SOFR + 0.51%, 03/15/2029(a)	4,800	4,790

Freddie Mac Gold Pool
Series 2005-,
5.500%, 12/01/2035	138,521	134,316
Series 2006-,
6.000%, 01/01/2036	12,180	12,003
Series 2007-,
5.500%, 11/01/2037	50,498	50,071
Series 2012-,
3.500%, 08/01/2042	90,108	81,569
Series 2013-G80393,
5.000%, 08/20/2036	83,917	82,622

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2013-T65180,
3.000%, 11/01/2043	$75,032	$66,355
Series 2015-,
3.000%, 08/01/2045	1,275,364	1,122,889
Series 2015-U49046,
4.000%, 02/01/2029	6,328	6,278
Series 2016-,
3.500%, 06/01/2046	295,075	268,549
		1,824,652

Freddie Mac Pool
Series 2018-,
3.000%, 05/01/2045	174,614	154,335
3.000%, 09/01/2045	467,955	413,879
3.000%, 12/01/2045	336,040	290,533
3.500%, 12/01/2045	45,098	40,655
Series 2020-,
2.000%, 06/01/2050	767,647	588,083
Series 2021-,
2.190%, 06/01/2034	141,905	118,716
Series 2022-,
3.000%, 02/01/2046	3,107,701	2,686,915
Series 2023-,
4.600%, 01/01/2033	6,743,000	6,593,923
4.750%, 01/01/2033	16,673,950	16,413,147
4.900%, 01/01/2033	5,000,000	4,962,407
5.500%, 02/01/2053	6,510,104	6,488,827
6.500%, 04/01/2053	15,590,971	16,138,596
6.500%, 05/01/2053	6,934,816	7,221,077
6.500%, 08/01/2053	2,233,136	2,321,777
7.000%, 01/01/2053	1,707,821	1,798,255
Series 2024-,
5.030%, 02/01/2029	5,000,000	5,002,922
7.000%, 08/01/2054	1,261,114	1,306,045
		72,540,092

Ginnie Mae I Pool
Series 2010-,
4.500%, 08/15/2040	237,496	225,425
Series 2013-,
3.000%, 03/15/2043	282,686	253,376
		478,801

Ginnie Mae II Pool
Series 2010-,
4.000%, 09/20/2040	59,378	54,159
4.000%, 11/20/2040	61,696	56,277
4.000%, 12/20/2040	136,348	125,641
4.500%, 08/20/2040	222,863	210,771
4.875%, 01/20/2035	104,453	101,542
1M US SOFR + 2.57%, 08/20/2060(a)	58,086	60,676
Series 2011-,
4.000%, 09/20/2041	116,264	107,642
4.500%, 07/20/2041	49,707	48,339
Series 2012-,
3.500%, 03/20/2042	266,306	231,851
3.500%, 04/20/2042	54,069	47,074

	Principal Amount	Value (Note 2)
3.500%, 05/20/2042	$93,631	$81,515
3.500%, 06/20/2042	55,297	48,142
3.500%, 08/20/2042	62,998	54,846
3.500%, 09/20/2042	51,291	44,653
3.500%, 10/20/2042	63,337	55,140
3.500%, 12/20/2042	176,589	153,734
4.000%, 02/20/2042	17,522	15,981
4.000%, 04/20/2042	72,405	66,039
4.000%, 09/20/2042	82,804	76,261
Series 2012-5302,
3.500%, 02/20/2042	155,034	134,970
Series 2013-,
2.500%, 02/20/2043	94,545	79,139
3.000%, 06/20/2043	157,511	137,335
3.000%, 08/20/2043	317,938	282,799
3.250%, 04/20/2033	155,552	148,165
3.500%, 04/20/2043	165,237	143,849
3.500%, 05/20/2043	75,478	66,528
3.500%, 06/20/2043	73,232	64,635
4.000%, 09/20/2043	237,815	218,016
Series 2013-MA1149,
3.000%, 07/20/2043	9,453	8,150
Series 2014-,
4.500%, 02/20/2034	205,117	201,723
4.500%, 06/20/2034	401,987	395,678
4.500%, 02/20/2044	180,486	176,676
4.500%, 05/20/2044	666,664	632,430
1M US SOFR + 2.37%, 02/20/2064(a)	115,004	117,416
Series 2015-,
3.000%, 01/20/2040	180,636	158,306
3.500%, 06/20/2035	172,276	163,306
3.750%, 05/20/2045	84,303	75,534
4.500%, 08/20/2045	472,931	449,362
Series 2016-,
2.500%, 05/20/2031	100,617	96,198
3.000%, 06/20/2046	200,066	175,001
3.000%, 07/20/2046	167,381	145,421
3.500%, 06/20/2046	311,211	274,899
4.500%, 09/20/2045	206,456	195,793
4.500%, 03/20/2046	130,179	127,594
Series 2016-MA3588,
3.500%, 04/20/2046	201,612	175,537
Series 2016-MA3793,
3.500%, 07/20/2046	563,010	490,189
Series 2016-MA3865,
3.500%, 08/20/2046	352,276	306,711
Series 2017-,
2.500%, 01/20/2032	128,083	122,439
3.000%, 11/20/2032	154,462	147,557
3.500%, 10/20/2047	150,036	132,712
3.500%, 12/20/2047	570,291	500,281
4.378%, 01/20/2067(a)	63,700	63,020
Series 2018-,
3.500%, 02/20/2036	1,419,402	1,352,248

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
3.500%, 08/20/2047	$88,176	$78,745
3.500%, 01/20/2048	49,008	43,378
3.500%, 04/20/2048	351,862	313,853
4.000%, 05/20/2048	1,865,434	1,698,181
4.000%, 09/20/2048	1,792,562	1,633,054
4.500%, 07/20/2048	451,418	420,718
4.500%, 09/20/2048	203,827	193,733
5.500%, 10/20/2048	347,803	351,006
Series 2019-,
3.500%, 12/20/2047	331,816	299,775
3.500%, 08/20/2049	336,304	297,268
3.500%, 12/20/2049	110,816	96,037
4.000%, 04/20/2049	81,934	73,339
4.500%, 09/20/2049	300,161	284,129
4.500%, 11/20/2049	618,869	580,933
5.500%, 06/20/2049	48,101	48,265
6.000%, 01/20/2049	288,678	299,318
Series 2019-784688,
5.000%, 02/20/2049	510,646	496,830
Series 2019-MA5864,
3.000%, 04/20/2049	19,511	17,002
Series 2019-MA5920,
3.000%, 05/20/2049	5,372	4,633
Series 2019-MA5936,
6.500%, 05/20/2049	27,020	28,671
Series 2020-,
2.000%, 11/20/2050	2,501,194	1,980,732
2.500%, 01/20/2050	134,113	110,893
3.000%, 11/20/2050	124,712	107,123
3.500%, 12/20/2049	1,443,354	1,234,487
3.500%, 10/20/2050	160,661	140,488
4.000%, 02/20/2050	317,338	288,456
4.000%, 04/20/2050	502,070	453,119
4.000%, 05/20/2050	137,079	122,703
4.000%, 11/20/2050	650,244	578,073
Series 2021-,
2.000%, 09/20/2051	1,949,656	1,539,600
3.000%, 08/20/2051	722,212	635,286
4.000%, 02/20/2051	157,696	141,178
4.000%, 03/20/2051	1,479,095	1,347,691
Series 2022-,
3.000%, 12/20/2044	1,603,084	1,392,368
3.000%, 05/20/2052	2,712,409	2,317,067
4.000%, 08/20/2052	1,583,524	1,435,239
4.000%, 09/20/2052	9,649,333	8,731,932
5.000%, 05/20/2052	803,980	774,194
5.000%, 06/20/2052	559,437	544,146
6.000%, 12/20/2052	1,226,271	1,252,091
Series 2023-,
5.500%, 05/20/2053	3,849,971	3,898,155
6.000%, 08/20/2053	10,474,214	10,863,139
6.500%, 04/20/2053	7,144,151	7,509,544
6.500%, 10/20/2053	8,122,986	8,477,983
6.500%, 11/20/2053	1,204,278	1,255,161
7.000%, 10/20/2053	2,371,192	2,493,257

	Principal Amount	Value (Note 2)
8.000%, 12/20/2063	$820,281	$863,270
Series 2024-,
3.000%, 10/20/2050	4,202,213	3,613,346
6.000%, 06/20/2054	2,194,425	2,248,232
6.000%, 11/20/2064	7,307,918	7,452,709
6.500%, 04/20/2064	342,026	354,484
6.500%, 05/20/2064	1,779,585	1,844,407
6.500%, 10/20/2064	3,123,744	3,237,527
7.000%, 04/20/2054	1,835,953	1,901,965
8.000%, 12/20/2053	940,577	972,946
8.000%, 08/20/2054	1,369,814	1,424,319
8.000%, 12/20/2063	2,251,193	2,362,997
Series 2025-,
6.500%, 07/20/2055	3,314,538	3,344,502
6.500%, 01/20/2065	10,304,092	10,681,497
		116,785,074

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $359,524,720)		357,097,344

	Principal Amount	Value (Note 2)
CORPORATE BONDS (40.31%)

Aerospace & Defense (3.97%)
Boeing Co.
6.53%, 05/01/2034	15,220,000	16,305,950
7.01%, 05/01/2064	26,208,000	28,348,053
General Dynamics Corp.
4.95%, 08/15/2035	5,235,000	5,144,684
General Electric Co.
4.90%, 01/29/2036	7,956,000	7,774,971
HEICO Corp.
4.95%, 08/01/2031	3,589,000	3,579,219
5.40%, 08/01/2036	3,589,000	3,554,075
Honeywell Aerospace, Inc.
4.30%, 03/16/2031(e)	4,118,000	4,007,647
4.95%, 03/16/2036(e)	8,770,000	8,457,341
5.73%, 03/16/2056(e)	8,724,000	8,315,040
Howmet Aerospace, Inc.
4.75%, 04/15/2036	3,689,000	3,513,135
L3Harris Technologies, Inc.
5.35%, 06/01/2034	13,800,000	13,787,482
Lockheed Martin Corp.
5.00%, 08/15/2035	11,902,000	11,741,943
RTX Corp.
6.10%, 03/15/2034	21,275,000	22,438,305
Total Aerospace & Defense		136,967,845

Airlines (1.41%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	4,590,167	4,593,274
Alaska Airlines, Inc.
6.50%, 06/01/2031(e)	5,384,000	5,355,928
AS Mileage Plan IP, Ltd.
5.02%, 10/20/2029(e)	11,250,000	11,089,390
5.31%, 10/20/2031(e)	8,000,000	7,765,573

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Southwest Airlines Co.
5.25%, 11/15/2035	$5,442,000	$5,161,487
United Airlines 2020-1 Class A Pass Through Trust
5.88%, 10/15/2027	2,790,483	2,820,146
United Airlines Holdings, Inc.
4.88%, 03/01/2029	8,471,000	8,362,476
5.38%, 03/01/2031	3,529,000	3,487,175
Total Airlines		48,635,449

Apparel & Textile Products (1.10%)
Gildan Activewear, Inc.
5.40%, 10/07/2035(e)	20,660,000	19,846,465
VF Corp.
2.95%, 04/23/2030	19,978,000	17,964,160
Total Apparel & Textile Products		37,810,625

Automobiles Manufacturing (1.55%)
Ford Motor Credit Co. LLC
6.50%, 02/07/2035	10,853,000	10,982,146
6.80%, 05/12/2028	9,919,000	10,178,727
General Motors Co.
5.63%, 04/15/2030	3,100,000	3,158,999
6.25%, 04/15/2035	7,136,000	7,349,698
General Motors Financial Co., Inc.
5.10%, 09/15/2031	3,645,000	3,624,123
5.45%, 01/08/2036	8,425,000	8,232,790
Hyundai Capital America
4.55%, 01/08/2031(e)	8,470,000	8,248,329
5.25%, 06/21/2033(e)	1,824,000	1,794,365
Total Automobiles Manufacturing		53,569,177

Banks (3.85%)
Capital One NA
5.97%, 08/09/2028(a)	9,250,000	9,390,552
Danske Bank A/S
1Y US TI + 0.95%, 03/01/2028(a)(e)	6,412,000	6,442,371
1Y US TI + 0.98%, 03/27/2032(a)(e)	1,155,000	1,143,965
Fifth Third Bancorp
1D US SOFR + 0.95%, 04/29/2032(a)	8,474,000	8,236,565
First Citizens BancShares, Inc.
1D US SOFR + 1.41%, 03/12/2031(a)	3,392,000	3,354,234
5Y US TI + 1.97%, 03/12/2040(a)	18,300,000	17,748,350
First-Citizens Bank & Trust Co.
1D US SOFR + 1.15%, 07/13/2029(a)	3,233,000	3,225,471
Huntington Bancshares, Inc.
5Y US TI + 1.35%, 01/28/2041(a)	1,924,000	1,845,128
Pinnacle Financial Partners, Inc.
1D US SOFR + 2.35%, 11/01/2030(a)	15,900,000	16,183,051
PNC Financial Services Group, Inc.
5Y US TI + 1.17%, 01/25/2041(a)	12,273,000	11,768,615

	Principal Amount	Value (Note 2)
1D US SOFR + 1.27%, 07/21/2037(a)	$5,110,000	$5,059,393
Regions Bank/Birmingham AL
1D US SOFR + 0.81%, 07/27/2029(a)	5,140,000	5,131,491
Santander Holdings USA, Inc.
1D US SOFR + 1.60%, 06/05/2037(a)	3,659,000	3,567,893
US Bancorp
5Y US TI + 0.95%, 11/03/2036(a)	3,626,000	3,131,123
1D US SOFR + 1.60%, 02/01/2034(a)	5,218,000	5,060,639
Wells Fargo & Co.
1D US SOFR + 0.97%, 05/20/2032(a)	4,125,000	4,069,886
1D US SOFR + 1.10%, 01/23/2037(a)	8,483,000	8,096,739
1D US SOFR + 1.74%, 04/23/2036(a)	12,576,000	12,657,550
1D US SOFR + 2.02%, 04/24/2034(a)	6,872,000	6,875,879
Total Banks		132,988,895

Biotechnology (0.30%)
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034(e)	3,588,000	3,502,147
GENMAB A/S/GENMAB FINANCE LLC
6.25%, 12/15/2032(e)	6,935,000	7,003,088
Total Biotechnology		10,505,235

Cable & Satellite (0.83%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028(e)	7,490,000	7,400,568
7.00%, 02/01/2033(e)	5,233,000	5,020,150
Sirius XM Radio LLC
5.00%, 08/01/2027(e)	6,184,000	6,179,124
Space Exploration Technologies Corp.
5.88%, 07/15/2036(e)	7,272,000	6,797,890
6.65%, 07/15/2056(e)	3,636,000	3,220,854
Total Cable & Satellite		28,618,586

Casinos & Gaming (0.34%)
Penn Entertainment, Inc.
5.63%, 01/15/2027(e)	3,574,000	3,588,539
Station Casinos LLC
4.50%, 02/15/2028(e)	8,119,000	7,988,009
Total Casinos & Gaming		11,576,548

Chemicals (0.70%)
Celanese US Holdings LLC
7.00%, 02/15/2031	8,203,000	8,416,639
Eastman Chemical Co.
4.50%, 02/20/2031	2,103,000	2,044,634
Ecolab, Inc.
4.80%, 06/15/2031	2,733,000	2,720,779
5.15%, 06/15/2033	4,100,000	4,094,990

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
5.35%, 06/15/2036	$6,868,000	$6,856,391
Total Chemicals		24,133,433

Consumer Finance (2.23%)
American Express Co.
5Y US TI + 1.15%, 02/08/2041(a)	1,088,000	1,062,945
1D US SOFR + 1.24%, 10/24/2036(a)	9,761,000	9,253,766
SOFRINDX + 1.32%, 01/30/2036(a)(f)	4,155,000	4,152,767
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	6,632,000	5,847,530
4.55%, 03/10/2029	4,115,000	4,079,010
4.80%, 03/10/2031	9,831,000	9,660,078
Fiserv, Inc.
2.65%, 06/01/2030	5,500,000	5,023,928
5.25%, 08/11/2035	5,200,000	4,967,873
5.45%, 03/15/2034	5,000,000	4,875,087
Global Payments, Inc.
4.88%, 11/15/2030	8,650,000	8,417,428
5.55%, 11/15/2035	3,735,000	3,558,934
PayPal Holdings, Inc.
5.55%, 06/01/2036	4,223,000	4,157,808
Rocket Cos., Inc.
6.13%, 08/01/2030(e)	1,660,000	1,674,362
6.13%, 08/01/2031(e)	1,894,000	1,903,673
6.50%, 06/15/2034(e)	2,435,000	2,457,290
Rocket Mortgage LLC
3.88%, 03/01/2031(e)	2,750,000	2,549,544
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,191,943
Total Consumer Finance		76,833,966

Consumer Products (0.14%)
L'Oreal SA
5.00%, 05/20/2035(e)	4,931,000	4,879,445

Consumer Services (0.60%)
Automatic Data Processing, Inc.
5.00%, 05/07/2036	7,330,000	7,144,780
Mobility Global, Inc.
5.45%, 06/15/2031(e)	5,191,000	5,193,596
6.05%, 06/15/2036(e)	8,624,000	8,501,372
Total Consumer Services		20,839,748

Diversified Banks (1.46%)
Bank of America Corp.
1D US SOFR + 1.04%, 04/23/2032(a)	3,925,000	3,852,569
5Y US TI + 1.20%, 09/21/2036(a)	8,221,000	7,097,460
1D US SOFR + 1.57%, 04/23/2037(a)	5,490,000	5,350,546
JPMorgan Chase & Co.
1D US SOFR + 0.93%, 04/22/2028(a)	4,054,000	4,082,271
1D US SOFR + 1.07%, 01/22/2037(a)	5,571,000	5,317,792

	Principal Amount	Value (Note 2)
5Y US TI + 1.25%, 07/23/2041(a)	$5,394,000	$5,341,509
1D US SOFR + 1.26%, 04/23/2037(a)	4,120,000	3,996,517
1D US SOFR + 1.30%, 02/05/2037(a)	5,086,000	4,886,606
1D US SOFR + 1.62%, 01/23/2035(a)	10,386,000	10,358,944
Total Diversified Banks		50,284,214

Entertainment Content (0.75%)
Discovery Global Holdings, Inc.
5.14%, 03/15/2052	11,673,000	7,448,191
Paramount Global
4.20%, 05/19/2032	3,750,000	3,189,952
4.38%, 03/15/2043	4,248,000	2,598,964
4.95%, 05/19/2050	20,942,000	12,699,510
Total Entertainment Content		25,936,617

Exploration & Production (1.76%)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 07/15/2033(e)	575,000	577,875
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(e)	5,537,000	5,556,900
7.25%, 02/15/2035(e)	14,155,000	14,049,991
Occidental Petroleum Corp.
7.88%, 09/15/2031	17,116,000	19,103,852
Permian Resources Operating LLC
5.88%, 07/01/2029(e)	3,782,000	3,785,459
6.25%, 02/01/2033(e)	5,925,000	6,034,596
7.00%, 01/15/2032(e)	8,564,000	8,870,189
SM Energy Co.
8.75%, 07/01/2031(e)	2,500,000	2,614,963
Total Exploration & Production		60,593,825

Financial Services (4.81%)
Affiliated Managers Group, Inc.
5.50%, 02/15/2036	1,331,000	1,292,814
Bank of New York Mellon Corp.
1D US SOFR + 1.18%, 04/23/2037(a)	3,680,000	3,572,613
Charles Schwab Corp.
SOFRINDX + 1.05%, 03/03/2027(a)(f)	9,431,000	9,466,718
1D US SOFR + 1.28%, 05/21/2037(a)	3,685,000	3,662,678
Citadel Securities Global Holdings LLC
5.13%, 01/27/2032(e)	1,656,000	1,620,884
5.50%, 06/18/2030(e)	6,579,000	6,612,812
5.75%, 03/27/2036(e)	3,695,000	3,600,808
6.20%, 06/18/2035(e)	9,392,000	9,450,964
Goldman Sachs Group, Inc.
5Y US TI + 1.18%, 02/02/2041(a)	8,552,000	8,104,356
1D US SOFR + 1.19%, 01/21/2037(a)	8,506,000	8,104,581
1D US SOFR + 1.55%, 07/23/2035(a)	8,235,000	8,097,518
1D US SOFR + 1.58%, 04/23/2031(a)	6,521,000	6,532,933

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(e)	$5,091,000	$5,068,698
6.75%, 05/01/2033(e)	6,320,000	6,445,446
7.13%, 04/30/2031(e)	15,700,000	16,212,024
Lseg US Fin Corp.
5.25%, 03/23/2036(e)	8,098,000	7,893,958
Morgan Stanley
5Y US TI + 1.17%, 01/18/2041(a)	9,714,000	9,211,144
SOFRINDX + 1.18%, 04/16/2032(a)(f)	8,725,000	8,559,998
1D US SOFR + 1.18%, 01/30/2037(a)	5,141,000	4,934,286
SOFRINDX + 1.41%, 04/10/2037(a)(f)	2,750,000	2,669,877
1D US SOFR + 2.62%, 04/20/2037(a)	8,349,000	8,209,251
SOFRINDX + 1.43%, 07/17/2037(a)(f)	3,596,000	3,575,716
1D US SOFR + 1.31%, 10/22/2036(a)	8,260,000	7,833,879
State Street Corp.
1D US SOFR + 1.49%, 11/01/2034(a)	2,080,000	1,944,585
UBS Group AG
1D US SOFR + 1.34%, 08/10/2037(a)(e)	2,199,000	2,119,052
1D US SOFR + 1.34%, 03/23/2037(a)(e)	11,650,000	11,097,066
Total Financial Services		165,894,659

Health Care Facilities & Services (0.30%)
HCA, Inc.
2.38%, 07/15/2031	11,927,000	10,489,159

Homebuilders (0.02%)
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030(e)	807,000	805,811

Integrated Oils (0.33%)
Saudi Arabian Oil Co.
4.38%, 02/02/2031(e)	3,427,000	3,307,530
5.00%, 02/02/2036(e)	8,556,000	8,223,960
Total Integrated Oils		11,531,490

Internet Media (0.47%)
Alphabet, Inc.
4.70%, 11/15/2035	8,261,000	7,868,462
Sopaipilla Investor LLC
7.53%, 11/30/2048	8,052,000	8,351,330
Total Internet Media		16,219,792

Life Insurance (0.08%)
Jackson Financial, Inc.
6.15%, 01/15/2037	2,725,000	2,664,811

Medical Equipment & Devices Manufacturing (1.32%)
Augusta SpinCo Corp.
4.66%, 03/23/2031	4,417,000	4,345,955
5.25%, 03/23/2036	10,537,000	10,348,429

	Principal Amount	Value (Note 2)
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029(e)	$10,937,000	$11,135,867
Solventum Corp.
5.45%, 03/13/2031	7,429,000	7,534,153
Teleflex, Inc.
4.25%, 06/01/2028(e)	1,389,000	1,361,568
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	2,896,000	2,800,993
VSP Optical Group, Inc.
5.45%, 12/01/2035(e)	8,310,000	8,179,814
Total Medical Equipment & Devices Manufacturing		45,706,779

Metals & Mining (0.25%)
United States Steel Corp.
5.20%, 08/01/2031(e)	5,040,000	4,985,710
5.70%, 08/01/2036(e)	3,600,000	3,528,746
Total Metals & Mining		8,514,456

Oil & Gas Services & Equipment (0.50%)
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.
4.35%, 06/15/2031	7,367,000	7,157,465
5.00%, 06/15/2036	6,950,000	6,674,571
5.85%, 06/15/2056	3,470,000	3,278,608
Total Oil & Gas Services & Equipment		17,110,644

Pharmaceuticals (0.54%)
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032(e)	12,273,000	12,625,787
Bayer US Finance LLC
5.13%, 07/20/2031	2,689,000	2,666,346
5.63%, 07/20/2036	3,227,000	3,170,332
Total Pharmaceuticals		18,462,465

Pipeline (1.86%)
Buckeye Partners LP
4.50%, 03/01/2028(e)	7,290,000	7,205,002
6.88%, 07/01/2029(e)	12,612,000	12,906,528
Energy Transfer LP
7.38%, 02/01/2031(e)	8,947,000	9,192,840
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	11,865,815
4.32%, 12/30/2039(e)	9,061,000	7,511,045
Kinetik Holdings LP
6.63%, 12/15/2028(e)	7,715,000	7,847,690
NuStar Logistics LP
6.38%, 10/01/2030	6,012,000	6,137,074
Western Midstream Operating LP
7.25%, 04/01/2030(e)	1,298,000	1,358,893
Total Pipeline		64,024,887

Power Generation (0.60%)
Constellation Energy Generation LLC
4.80%, 01/15/2032	7,046,000	6,910,662
5.30%, 06/01/2036	8,754,000	8,509,168

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Vistra Operations Co. LLC
7.75%, 10/15/2031(e)	$4,996,000	$5,210,783
Total Power Generation		20,630,613

Publishing & Broadcasting (0.32%)
Nexstar Media, Inc.
6.50%, 09/15/2033(e)	11,025,000	10,978,086

Real Estate (0.98%)
CoStar Group, Inc.
2.80%, 07/15/2030(e)	8,601,000	7,720,071
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	3,383,000	3,393,364
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	3,730,000	3,736,143
5.63%, 03/01/2036	5,205,000	4,994,477
Iron Mountain, Inc.
5.25%, 03/15/2028(e)	1,397,000	1,392,649
Kennedy-Wilson, Inc.
7.00%, 06/01/2031(e)	3,683,000	3,752,955
VICI Properties LP / VICI Note Co., Inc.
4.13%, 08/15/2030(e)	9,328,000	8,867,880
Total Real Estate		33,857,539

Refining & Marketing (0.28%)
HF Sinclair Corp.
5.00%, 02/01/2028	2,667,000	2,665,387
Sunoco LP
5.38%, 07/15/2031(e)	1,375,000	1,349,527
5.63%, 03/15/2031(e)	2,237,000	2,209,226
5.63%, 07/15/2034(e)	1,375,000	1,330,295
5.88%, 03/15/2034(e)	2,237,000	2,190,898
Total Refining & Marketing		9,745,333

Restaurants (0.38%)
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028(e)	10,179,000	9,979,872
Starbucks Corp.
3.35%, 03/12/2050	4,775,000	3,109,014
Total Restaurants		13,088,886

Retail - Consumer Discretionary (0.41%)
Amazon.com, Inc.
4.88%, 03/13/2036	9,343,000	8,945,812
Gap, Inc.
3.63%, 10/01/2029(e)	5,539,000	5,213,886
Total Retail - Consumer Discretionary		14,159,698

Semiconductors (1.04%)
Broadcom, Inc.
5.20%, 07/15/2035	5,628,000	5,406,125
Foundry JV Holdco LLC
6.10%, 01/25/2036(e)	7,900,000	8,084,174
6.25%, 01/25/2035(e)	6,100,000	6,275,790
6.30%, 01/25/2039(e)	15,850,000	16,260,313
Total Semiconductors		36,026,402

Software & Services (1.94%)
Accenture Capital, Inc.
5.00%, 07/10/2031	2,691,000	2,680,127
5.60%, 07/10/2036	4,036,000	4,010,913

	Principal Amount	Value (Note 2)
Fair Isaac Corp.
6.00%, 05/15/2033(e)	$7,950,000	$7,699,273
Leidos, Inc.
2.30%, 02/15/2031	2,698,000	2,385,689
5.00%, 03/15/2036	2,585,000	2,442,646
5.40%, 03/15/2032	8,013,000	8,060,993
Oracle Corp.
5.70%, 02/04/2036	5,033,000	4,662,913
Synopsys, Inc.
4.85%, 04/01/2030	10,215,000	10,161,122
5.15%, 04/01/2035	13,612,000	13,213,764
VMware LLC
2.20%, 08/15/2031	4,979,000	4,330,855
4.70%, 05/15/2030	7,237,000	7,160,401
Total Software & Services		66,808,696

Supermarkets & Pharmacies (0.80%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
5.50%, 03/31/2031(e)	1,809,000	1,740,478
5.63%, 03/31/2032(e)	2,724,000	2,592,872
6.50%, 02/15/2028(e)	17,020,000	17,136,893
Kroger Co.
5.00%, 09/15/2034	6,469,000	6,271,748
Total Supermarkets & Pharmacies		27,741,991

Transportation & Logistics (0.15%)
Allison Transmission, Inc.
5.88%, 12/01/2033(e)	5,196,000	5,122,773
Travel & Lodging (0.76%)
Carnival Corp., Ltd.
4.00%, 08/01/2028(e)	3,953,000	3,873,987
5.75%, 08/01/2032(e)	14,604,000	14,487,662
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028(e)	8,200,000	8,033,536
Total Travel & Lodging		26,395,185

Utilities (0.44%)
American Water Capital Corp.
4.63%, 06/01/2029	3,610,000	3,599,234
5.15%, 03/01/2034	2,409,000	2,395,751
5.25%, 03/01/2035	7,161,000	7,105,300
Edison International
4.80%, 03/15/2031	2,194,000	2,124,550
Total Utilities		15,224,835

Waste & Environment Services & Equipment (0.20%)
GFL Environmental Holdings US, Inc.
5.63%, 07/01/2031(e)	1,910,000	1,857,086
GFL Environmental, Inc.
4.00%, 08/01/2028(e)	5,325,000	5,196,789
Total Waste & Environment Services & Equipment		7,053,875

Wireline Telecommunications Services (0.54%)
Black Pearl Compute LLC
6.13%, 02/15/2031(e)	6,983,000	6,980,025
HUT 8 DC LLC
6.19%, 11/15/2042(e)	8,708,000	8,471,948

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Meridian Arc Holdco LLC
6.25%, 04/30/2031(e)	$3,488,000	$3,354,768
Total Wireline Telecommunications Services		18,806,741
TOTAL CORPORATE BONDS
(Cost $1,412,881,905)		1,391,239,214

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (35.22%)

U.S.Treasury Bonds (35.22%)
United States Treasury Inflation Indexed Bonds
1.25%, 04/15/2031	18,379,522	17,651,444
1.88%, 01/15/2036	18,490,582	17,621,753
United States Treasury Bonds
4.38%, 05/15/2036	225,544,000	219,641,089
4.63%, 11/15/2055	132,005,000	119,474,837
4.63%, 11/15/2045	146,449,000	135,041,997
4.75%, 08/15/2055	101,420,000	93,666,917
4.75%, 02/15/2056	95,714,000	88,468,152
4.88%, 08/15/2045	98,923,000	94,293,712
5.00%, 05/15/2056	61,404,000	59,067,769
5.00%, 05/15/2046	8,498,000	8,221,151
United States Treasury Notes
3.38%, 02/29/2028	80,323,000	79,275,036
3.50%, 01/31/2028	38,000	37,592
3.88%, 03/31/2028	17,899,000	17,791,327
3.88%, 05/15/2029	9,826,000	9,710,852
4.00%, 05/31/2028	42,204,000	42,010,290
4.13%, 10/31/2029	112,582,000	111,807,999
4.13%, 05/31/2031	5,424,000	5,354,081
4.13%, 06/30/2031	18,261,000	18,021,324
4.13%, 06/30/2028	10,833,000	10,805,494
4.25%, 01/31/2030	64,367,000	64,115,566
4.25%, 06/30/2033	3,437,000	3,374,167
Total U.S.Treasury Bonds		1,215,452,549
TOTAL GOVERNMENT BONDS
(Cost $1,255,573,187)		1,215,452,549

	Shares	Value (Note 2)
PREFERRED STOCK (3.67%)

Energy (0.07%)
Pipeline (0.07%)
Energy Transfer LP, Series B, 3M CME TERM SOFR + 4.417%(a)(g)	2,506,000	2,516,144

Financials (1.95%)
Banks (0.55%)
Bank of Hawaii, 8.000%(g)	149,327	3,931,780
US Bancorp, 5Y US TI + 2.541%(a)(g)	6,364,000	6,309,741
Wells Fargo & Co., Series GG, 5Y US TI + 2.340%(a)(g)	8,989,000	8,988,614

	Shares	Value (Note 2)
Consumer Finance (0.23%)
Ally Financial, Inc., Series C, 7Y US TI + 3.481%(a)(g)	2,982,000	$2,883,214
American Express Co., 5Y US TI + 2.854%(a)(g)	5,289,000	5,279,299
Diversified Banks (0.34%)
HSBC Holdings PLC, Series ., 5Y US TI + 2.80%(a)(g)	3,470,000	3,529,084
JPMorgan Chase & Co., Series PP, 5Y US TI + 2.080%(a)(g)	8,223,000	8,193,651
Financial Services (0.77%)
Bank of New York Mellon Corp., Series I, 5Y US TI + 2.63%(a)(g)	4,768,000	4,738,388
Charles Schwab Corp., Series L, 5Y US TI + 2.250%(a)(g)	3,680,000	3,631,828
Goldman Sachs Group, Inc., Series AA, 5Y US TI + 2.18%(a)(g)	2,690,000	2,671,132
Goldman Sachs Group, Inc., Series X, 5Y US TI + 2.809%(a)(g)	3,724,000	3,854,630
UBS Group AG, 6.000%(a)(e)(g)	11,239,000	11,345,029
Life Insurance (0.06%)
Jackson Financial, Inc., 5Y US TI + 3.728%(a)(g)	80,297	2,038,741
Total Financials		67,395,131

Government (0.50%)
Government Agencies (0.50%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(g)	7,000,000	7,096,698
CoBank ACB, Series N, 5Y US TI + 2.620%(a)(g)	4,125,000	4,150,540
Farm Credit Bank of Texas, 5Y US TI + 3.291%(a)(g)	3,980,000	4,132,426
Farm Credit Bank of Texas, Series 6, 5Y US TI + 3.010%(a)(g)	1,950,000	1,985,734
Total Government		17,365,398

Health Care (0.24%)
Health Care Facilities & Services (0.24%)
CVS Health Corp., 5Y US TI + 2.89%(a)(g)	8,000,000	8,241,672

Utilities (0.91%)
Power Generation (0.41%)
American Electric Power Co., Inc., 5Y US TI + 2.675%(a)(g)	10,228,000	10,144,733
Vistra Corp., 5Y US TI + 6.93%(a)(e)(g)	3,967,000	3,987,394
Utilities (0.50%)
Entergy Corp., 5Y US TI + 2.67%(a)(g)	3,980,000	4,082,573
Eversource Energy, Series B, 5Y US TI + 2.33%(a)(g)	2,900,000	2,887,455
PacifiCorp, 5Y US TI + 3.29%(a)(g)	4,908,000	4,834,534
Sierra Pacific Power Co., 5Y US TI + 2.64%(a)(g)	1,371,000	1,368,950

ALPS | Smith Total Return Bond Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)
Xcel Energy, Inc., 5Y US TI + 2.17%(a)(g)	4,081,000	$4,004,282
Total Utilities		31,309,921
TOTAL PREFERRED STOCK
(Cost $124,547,702)		126,828,266

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.05%)

Money Market Fund (0.05%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	3.58%	1,613,253	1,613,253

TOTAL SHORT TERM INVESTMENTS
(Cost $1,613,253)			1,613,253

TOTAL INVESTMENTS (98.76%)
(Cost $3,482,556,208)			$3,408,406,956

Other Assets In Excess Of Liabilities (1.24%)			42,840,941

NET ASSETS (100.00%)			$3,451,247,897

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

SOFRINDX - US SOFR Secured Overnight Financing Rate Compounded Index

TI – Treasury Index

Reference Rates:

1M US SOFR - 1 Month SOFR as of July 31, 2026 was 3.62%

30D US SOFR - 30 Day SOFR as of July 31, 2026 was 3.62%

1D US SOFR - 1 Day SOFR as of July 31, 2026 was 3.66%

1M CME TERM SOFR - 1 Month CME TERM SOFR as of July 31, 2026 was 3.66%

3M US SOFR - 3 Month SOFR as of July 31, 2026 was 3.63%

1Y US TI - 1 Year US TI as of July 31, 2026 was 4.08%

5Y US TI - 5 Year US TI as of July 31, 2026 was 4.45%

7Y US TI - 7 Year US TI as of July 31, 2026 was 4.59%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2026 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2026.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, the aggregate market value of those securities was $584,663,912, representing 16.94% of net assets.
(f)	The SOFRINDX is a compounded average of the daily Secured Overnight Financing Rate determined by reference to the SOFR Index for any interest period.
(g)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments

ALPS | Smith Credit Opportunities Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.14%)

Consumer Discretionary (0.14%)
Brightstar Lottery PLC	6,980	$70,079

TOTAL COMMON STOCKS
(Cost $75,662)		70,079

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (9.03%)

Fannie Mae
Series 2002-71, Class AP,
5.000%, 11/25/2032	$2,975	2,902
Series 2002-90, Class A1,
6.500%, 06/25/2042	38,116	38,217
Series 2008-8, Class FB,
30D US SOFR + 0.93%, 02/25/2038(a)	77,554	78,142
Series 2010-114, Class TC,
2.250%, 03/25/2037	191,749	175,547
Series 2011-110, Class BX,
4.000%, 10/25/2041	239,956	230,748
Series 2012-110, Class CA,
3.000%, 10/25/2042	81,144	73,424
Series 2012-39, Class NB,
4.000%, 04/25/2042	175,000	159,657
Series 2013-29, Class JE,
1.250%, 04/25/2043	147,393	117,318
Series 2015-27, Class ME,
3.500%, 10/25/2044	128,000	120,764
Series 2019-14, Class CA,
3.500%, 04/25/2049	87,746	83,476
Series 2019-7, Class JA,
3.500%, 03/25/2049	80,008	75,748
Series 2019-74, Class LB,
3.000%, 10/25/2049	106,655	96,009
		1,251,952

Freddie Mac
Series 2002-2455, Class GK,
6.500%, 05/15/2032	6,596	6,808
Series 2002-2505, Class D,
5.500%, 09/15/2032	14,237	14,174
Series 2005-2990, Class GO,
–%, 02/15/2035(b)	18,532	16,144
Series 2011-3965, Class ZA,
4.000%, 11/15/2041	220,496	210,110
Series 2012-4096, Class BY,
2.000%, 08/15/2042	85,000	68,275
Series 2012-4116, Class UC,
2.500%, 10/15/2042	103,000	73,055
Series 2012-4140, Class BW,
2.500%, 12/15/2042	100,000	73,608
Series 2015-4537, Class AZ,
3.000%, 12/15/2045	18,582	15,992

	Principal Amount	Value (Note 2)
Series 2016-4579, Class W,
6.035%, 01/15/2038(a)	$46,464	$47,695
Series 2018-4839, Class PZ,
4.000%, 11/15/2048	136,272	113,677
Series 2021-5142, Class PN,
1.000%, 09/25/2051	57,931	42,504
Series 2021-5151, Class LV,
1.500%, 09/25/2051	262,892	137,879
		819,921

Ginnie Mae
Series 2009-93, Class HG,
4.000%, 09/16/2039	3,990	3,967
Series 2011-139, Class KZ,
2.500%, 10/20/2041	39,484	36,247
Series 2011-141, Class GH,
3.000%, 10/16/2041	150,000	117,215
Series 2011-H05, Class FB,
1M CME TERM SOFR + 0.61%, 12/20/2060(a)	5,083	5,078
Series 2011-H14, Class FC,
1M CME TERM SOFR + 0.61%, 05/20/2061(a)	6,013	6,007
Series 2012-137, Class EB,
2.000%, 11/20/2042	100,000	64,808
Series 2012-16, Class ND,
2.000%, 05/20/2039	116,114	105,313
Series 2012-41, Class TJ,
4.000%, 03/20/2042	187,933	165,941
Series 2012-H20, Class BA,
1M CME TERM SOFR + 0.67%, 09/20/2062(a)	4,268	4,268
Series 2012-H29, Class SA,
1M CME TERM SOFR + 0.63%, 10/20/2062(a)	11,750	11,742
Series 2013-28, Class DB,
3.000%, 02/20/2043	170,000	133,360
Series 2013-44, Class CE,
2.500%, 03/16/2043	105,656	81,331
Series 2013-9, Class KY,
3.000%, 01/20/2043	324,000	278,744
Series 2013-H07, Class GA,
1M CME TERM SOFR + 0.58%, 03/20/2063(a)	4,314	4,308
Series 2013-H10, Class FA,
1M CME TERM SOFR + 0.51%, 03/20/2063(a)	2,265	2,259
Series 2013-H22, Class FT,
1Y US TI + 0.65%, 04/20/2063(a)	265	266
Series 2013-H23, Class FA,
1M CME TERM SOFR + 1.41%, 09/20/2063(a)	1,588	1,596
Series 2014-21, Class PB,
4.000%, 02/16/2044	150,000	132,301
Series 2014-H03, Class FA,
1M CME TERM SOFR + 0.71%, 01/20/2064(a)	1,829	1,831

ALPS | Smith Credit Opportunities Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2015-31, Class B,
3.000%, 02/20/2045	$100,000	$87,764
Series 2015-H10, Class JA,
2.250%, 04/20/2065	11,868	11,337
Series 2015-H29, Class FL,
1M CME TERM SOFR + 0.71%, 11/20/2065(a)	9,213	9,217
Series 2016-167, Class AD,
2.500%, 03/20/2039	167,879	158,412
Series 2016-H09, Class FA,
1M CME TERM SOFR + 0.76%, 03/20/2066(a)	8,861	8,872
Series 2017-31, Class BY,
3.500%, 02/20/2047	131,000	99,425
Series 2018-H07, Class FE,
1M CME TERM SOFR + 0.464%, 02/20/2068(a)	5,101	5,082
Series 2018-H07, Class JZ,
4.597%, 04/20/2068(a)	61,106	60,362
Series 2019-103, Class HY,
3.000%, 08/20/2049	104,493	69,424
Series 2019-31, Class JC,
3.500%, 03/20/2049	67,886	62,068
Series 2020-134, Class XB,
1.000%, 07/20/2048	125,000	69,770
Series 2020-153, Class GP,
0.500%, 10/20/2050	130,498	117,190
Series 2020-160, Class QD,
1.000%, 10/20/2050	162,034	75,716
Series 2021-146, Class EH,
2.000%, 08/20/2051	113,536	60,940
Series 2021-159, Class AL,
1.000%, 09/20/2051	118,000	53,526
Series 2021-215, Class TZ,
5.000%, 12/20/2051	153,807	117,233
Series 2021-225, Class EU,
2.000%, 12/20/2051	82,685	44,698
Series 2021-86, Class ML,
1.000%, 05/20/2051	136,000	53,638
Series 2021-H02, Class KB,
3.032%, 01/20/2071(a)	112,222	72,364
Series 2021-H03, Class NY,
3.014%, 01/20/2071(a)	113,158	73,866
		2,467,486

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $4,449,491)		4,539,359

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.09%)

Freddie Mac Multifamily Structured Pass Through Certificates
Series 2016-K056, Class X3,
3.731%, 06/25/2044(a)(c)	465,464	4

	Principal Amount	Value (Note 2)
Series 2019-K087, Class X1,
0.339%, 12/25/2028(a)(c)	$26,972,255	$206,338
Series 2019-K093, Class X1,
0.940%, 05/25/2029(a)(c)	6,437	143
Series 2019-K094, Class X1,
0.865%, 06/25/2029(a)(c)	13,869,317	302,135
Series 2019-KC05, Class X1,
1.116%, 06/25/2027(a)(c)	552,010	4,585
Series 2020-K738, Class X1,
1.473%, 01/25/2027(a)(c)	11,418,097	35,588
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $442,111)		548,793

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (2.69%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	9,413	9,707
7.500%, 08/01/2028	9,325	9,136
Series 1999-,
8.000%, 04/01/2029	5,563	5,448
Series 2001-,
12.000%, 11/01/2030	37,208	38,233
Series 2002-,
6.000%, 12/01/2032	26,462	26,678
Series 2003-,
4.500%, 09/01/2028	8,409	8,382
4.750%, 09/01/2033	30,343	30,015
5.500%, 10/01/2033	13,494	13,348
5.500%, 12/01/2033	22,569	22,030
Series 2005-,
4.500%, 05/01/2035	15,024	14,505
6.500%, 01/01/2036	11,760	12,021
Series 2006-,
4.500%, 01/01/2036	23,529	22,891
6.000%, 03/01/2036	20,644	20,840
Series 2007-,
5.500%, 07/01/2037	5,071	5,124
6.000%, 07/01/2037	13,884	14,041
6.000%, 09/01/2037	19,517	19,949
6.500%, 11/01/2037	38,281	39,202
Series 2008-,
5.000%, 06/01/2037	13,737	13,167
5.500%, 04/01/2038	7,962	7,909
5.500%, 08/01/2038	17,153	16,875
Series 2009-,
5.000%, 04/01/2039	31,867	31,219
Series 2010-,
4.000%, 05/01/2040	1,234	1,215
5.500%, 02/01/2038	32,589	32,177
Series 2011-,
4.500%, 05/01/2041	28,867	27,738

ALPS | Smith Credit Opportunities Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2013-,
3.000%, 04/01/2043	$59,280	$53,159
Series 2015-,
3.500%, 06/01/2045	39,675	36,546
5.000%, 07/01/2044	84,001	82,043
Series 2018-,
3.920%, 02/01/2048(a)	7,509	6,560
		620,158

Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	21,756	21,656
Series 2005-,
5.500%, 05/01/2035	11,592	11,372
Series 2006-,
4.500%, 01/01/2036	8,841	8,495
5.500%, 12/01/2034	17,987	18,030
6.000%, 05/01/2036	40,659	40,465
Series 2008-,
4.500%, 05/01/2038	44,207	43,076
6.000%, 08/01/2038	17,261	17,582
Series 2013-,
3.000%, 01/01/2033	17,673	16,912
Series 2014-,
3.500%, 10/01/2044	30,484	27,594
Series 2015-,
4.000%, 03/01/2044	22,206	20,664
		225,846

Freddie Mac Pool
Series 2018-,
3.500%, 08/01/2042	34,512	31,713
4.500%, 01/01/2036	50,224	48,504
		80,217

Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	28,842	28,387
Series 2010-,
5.000%, 05/15/2040	35,421	34,545
		62,932

Ginnie Mae II Pool
Series 2012-,
3.500%, 01/20/2042	82,393	72,621
3.500%, 05/20/2042	71,876	63,606
Series 2013-,
3.500%, 03/20/2043	59,820	52,462
5.500%, 11/20/2035	49,937	48,942
Series 2014-,
3.750%, 04/20/2044	61,569	54,149
4.000%, 05/20/2044	61,409	56,367

	Principal Amount	Value (Note 2)
Series 2016-,
3.500%, 09/20/2046	$15,296	$13,260
		361,407

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $1,442,041)		1,350,560

	Principal Amount	Value (Note 2)
CORPORATE BONDS (64.16%)

Advertising & Marketing (1.09%)
Neptune Bidco US, Inc.
9.29%, 04/15/2029(d)	$300,000	305,869
9.50%, 02/15/2033(d)	237,000	241,722
Total Advertising & Marketing		547,591

Aerospace & Defense (1.15%)
ATI, Inc.
5.88%, 06/15/2033	250,000	251,697
Boeing Co.
7.01%, 05/01/2064	300,000	324,497
Total Aerospace & Defense		576,194

Airlines (2.99%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(d)	237,216	237,377
Alaska Airlines, Inc.
6.50%, 06/01/2031(d)	136,000	135,291
AS Mileage Plan IP, Ltd.
5.31%, 10/20/2031(d)	600,000	582,418
United Airlines Holdings, Inc.
4.88%, 03/01/2029	277,000	273,451
5.38%, 03/01/2031	275,000	271,741
Total Airlines		1,500,278

Apparel & Textile Products (2.83%)
Crocs, Inc.
4.25%, 03/15/2029(d)	193,000	185,770
Gildan Activewear, Inc.
5.40%, 10/07/2035(d)	485,000	465,902
Under Armour, Inc.
7.25%, 07/15/2030(d)	150,000	153,177
VF Corp.
2.95%, 04/23/2030	688,000	618,647
Total Apparel & Textile Products		1,423,496

Auto Parts Manufacturing (0.08%)
Dorman Products, Inc.
6.25%, 06/15/2034(d)	41,000	41,168

Automobiles Manufacturing (1.09%)
Ford Motor Credit Co. LLC
5.73%, 09/05/2030	300,000	300,216

ALPS | Smith Credit Opportunities Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Stellantis Financial Services US Corp.
4.95%, 09/15/2028(d)	$250,000	$248,246
Total Automobiles Manufacturing		548,462

Banks (4.10%)
Associated Banc-Corp
1D US SOFR + 3.03%, 08/29/2030(a)	650,000	665,878
First Citizens BancShares, Inc.
5Y US TI + 1.97%, 03/12/2040(a)	575,000	557,667
Pinnacle Financial Partners, Inc.
1D US SOFR + 2.35%, 11/01/2030(a)	250,000	254,451
PNC Financial Services Group, Inc.
5Y US TI + 1.17%, 01/25/2041(a)	387,000	371,095
US Bancorp
5Y US TI + 0.95%, 11/03/2036(a)	243,000	209,835
Total Banks		2,058,926

Biotechnology (0.92%)
BioMarin Pharmaceutical, Inc.
5.50%, 02/15/2034(d)	211,000	205,951
GENMAB A/S/GENMAB FINANCE LLC
7.25%, 12/15/2033(d)	250,000	258,028
Total Biotechnology		463,979

Cable & Satellite (2.05%)
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028(d)	250,000	247,015
7.00%, 02/01/2033(d)	116,000	111,282
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
9.25%, 06/01/2032(d)	41,000	41,994
10.00%, 02/15/2031(d)	400,000	418,356
Sirius XM Radio LLC
5.00%, 08/01/2027(d)	213,000	212,832
Total Cable & Satellite		1,031,479

Casinos & Gaming (2.29%)
Brightstar Lottery PLC/ Brightstar Global Solutions Corp.
5.75%, 01/15/2033(d)	270,000	260,688
Flutter Treasury DAC
5.88%, 06/04/2031(d)	350,000	344,950
Penn Entertainment, Inc.
6.75%, 04/01/2031(d)	198,000	198,803
Station Casinos LLC
4.50%, 02/15/2028(d)	350,000	344,353
Total Casinos & Gaming		1,148,794

Chemicals (1.36%)
Celanese US Holdings LLC
7.00%, 02/15/2031	537,000	550,986
Ecolab, Inc.
4.80%, 06/15/2031	52,000	51,767

	Principal Amount	Value (Note 2)
5.15%, 06/15/2033	$78,000	$77,905
Total Chemicals		680,658

Consumer Finance (1.09%)
Global Payments, Inc.
4.88%, 11/15/2030	250,000	243,278
Rocket Cos., Inc.
6.13%, 08/01/2031(d)	36,000	36,184
6.50%, 06/15/2034(d)	47,000	47,430
Rocket Mortgage LLC
3.88%, 03/01/2031(d)	8,000	7,417
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032(d)	214,000	214,449
Total Consumer Finance		548,758

Consumer Products (1.41%)
Edgewell Personal Care Co.
5.50%, 06/01/2028(d)	186,000	185,595
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	550,000	522,920
Total Consumer Products		708,515

Consumer Services (0.67%)
Mobility Global, Inc.
5.45%, 06/15/2031(d)	334,000	334,167

Containers & Packaging (0.21%)
Sword Purchaser LLC
10.50%, 04/15/2034(d)	104,000	107,592

Department Stores (2.71%)
Kohl's Corp.
10.00%, 06/01/2030(d)	750,000	795,878
Macy's Retail Holdings LLC
6.13%, 03/15/2032(d)	565,000	567,088
Total Department Stores		1,362,966

Diversified Banks (1.00%)
Bank of America Corp.
5Y US TI + 1.20%, 09/21/2036(a)	306,000	264,180
JPMorgan Chase & Co.
1D US SOFR + 1.30%, 02/05/2037(a)	250,000	240,199
Total Diversified Banks		504,379

Entertainment Content (2.62%)
Discovery Communications LLC
6.35%, 06/01/2040	300,000	236,227
Discovery Global Holdings, Inc.
5.14%, 03/15/2052	271,000	172,917
Paramount Global
4.20%, 05/19/2032	111,000	94,423
4.38%, 03/15/2043	161,000	98,501
4.95%, 05/19/2050	355,000	215,277

ALPS | Smith Credit Opportunities Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
Univision Communications, Inc.
9.38%, 08/01/2032(d)	$500,000	$499,777
Total Entertainment Content		1,317,122

Entertainment Resources (0.07%)
Six Flags Entertainment Corp.'s Wonderland Co./Millennium Operations LLC
8.63%, 01/15/2032(d)	34,000	34,412

Exploration & Production (4.67%)
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 10/15/2032(d)	300,000	301,765
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028(d)	506,000	507,819
7.25%, 02/15/2035(d)	250,000	248,145
Occidental Petroleum Corp.
7.88%, 09/15/2031	450,000	502,263
Permian Resources Operating LLC
6.25%, 02/01/2033(d)	338,000	344,252
7.00%, 01/15/2032(d)	18,000	18,644
SM Energy Co.
6.63%, 04/15/2034(d)	265,000	263,528
8.75%, 07/01/2031(d)	154,000	161,082
Total Exploration & Production		2,347,498

Financial Services (3.27%)
Citadel Securities Global Holdings LLC
5.50%, 06/18/2030(d)	322,000	323,655
6.20%, 06/18/2035(d)	275,000	276,726
Goldman Sachs Group, Inc.
5Y US TI + 1.18%, 02/02/2041(a)	250,000	236,914
Jane Street Group / JSG Finance, Inc.
6.13%, 11/01/2032(d)	365,000	363,401
7.13%, 04/30/2031(d)	300,000	309,784
State Street Corp.
1D US SOFR + 1.49%, 11/01/2034(a)	139,000	129,951
Total Financial Services		1,640,431

Food & Beverage (0.50%)
Chobani LLC / Chobani Finance Corp., Inc.
6.38%, 04/15/2034(d)	92,000	92,314
Flowers Foods, Inc.
5.75%, 03/15/2035	170,000	160,268
Total Food & Beverage		252,582

Health Care Facilities & Services (0.31%)
HealthEquity, Inc.
4.50%, 10/01/2029(d)	162,000	157,224
Industrial Other (0.81%)
EquipmentShare.com, Inc.
7.13%, 07/01/2034(d)	143,000	136,762
9.00%, 05/15/2028(d)	165,000	167,721

	Principal Amount	Value (Note 2)
Granite Construction, Inc.
6.38%, 06/15/2034(d)	$102,000	$101,963
Total Industrial Other		406,446

Internet Media (1.56%)
Match Group Holdings II LLC
4.63%, 06/01/2028(d)	150,000	147,703
6.13%, 09/15/2033(d)	350,000	341,083
Snap, Inc.
6.88%, 03/01/2033(d)	300,000	293,262
Total Internet Media		782,048

Leisure Products Manufacturing (0.54%)
Acushnet Co.
5.63%, 12/01/2033(d)	275,000	270,322

Medical Equipment & Devices Manufacturing (0.10%)
Augusta SpinCo Corp.
5.25%, 03/23/2036	53,000	52,052

Metals & Mining (0.71%)
Carpenter Technology Corp.
5.63%, 03/01/2034(d)	105,000	103,648
Cleveland-Cliffs, Inc.
7.63%, 01/15/2034(d)	250,000	253,169
Total Metals & Mining		356,817

Oil & Gas Services & Equipment (0.99%)
Noble Finance II LLC
6.25%, 06/15/2034(d)	40,000	38,866
8.00%, 04/15/2030(d)	255,000	263,751
Seadrill Finance, Ltd.
6.75%, 07/15/2034(d)	200,000	192,681
Total Oil & Gas Services & Equipment		495,298

Pharmaceuticals (1.10%)
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032(d)	535,000	550,379

Pipeline (4.16%)
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.00%, 07/15/2029(d)	300,000	307,954
Buckeye Partners LP
6.88%, 07/01/2029(d)	350,000	358,173
Flex Intermediate Holdco LLC
4.32%, 12/30/2039(d)	700,000	580,259
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 05/15/2033	250,000	260,219
8.25%, 01/15/2029	335,000	345,658
Global Partners LP / GLP Finance Corp.
8.25%, 01/15/2032(d)	200,000	208,605
Western Midstream Operating LP
7.25%, 04/01/2030(d)	26,000	27,220
Total Pipeline		2,088,088

Power Generation (0.39%)
Constellation Energy Generation LLC
4.80%, 01/15/2032	32,000	31,385

ALPS | Smith Credit Opportunities Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
5.30%, 06/01/2036	$171,000	$166,218
Total Power Generation		197,603

Property & Casualty Insurance (0.53%)
Asurion LLC/ Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032(d)	139,000	140,728
8.38%, 02/01/2034(d)	136,000	124,017
Total Property & Casualty Insurance		264,745

Publishing & Broadcasting (0.87%)
Nexstar Media, Inc.
7.25%, 04/15/2034(d)	438,000	439,341

Real Estate (1.55%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(d)	207,000	207,634
8.88%, 09/01/2031(d)	250,000	261,639
Kennedy-Wilson, Inc.
7.25%, 06/01/2033(d)	305,000	308,988
Total Real Estate		778,261

Refining & Marketing (0.76%)
Sunoco LP
5.63%, 03/15/2031(d)	78,000	77,031
7.00%, 05/01/2029(d)	300,000	306,719
Total Refining & Marketing		383,750

Restaurants (0.04%)
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028(d)	19,000	18,628

Retail - Consumer Discretionary (1.60%)
Advance Auto Parts, Inc.
7.00%, 08/01/2030(d)	286,000	293,286
PetSmart LLC / PetSmart Finance Corp.
7.50%, 09/15/2032(d)	345,000	348,866
QXO Building Products, Inc.
6.50%, 07/15/2031(d)	97,000	97,483
6.88%, 07/15/2034(d)	66,000	66,149
Total Retail - Consumer Discretionary		805,784

Semiconductors (0.69%)
Foundry JV Holdco LLC
6.10%, 01/25/2036(d)	340,000	347,927
Software & Services (2.00%)
CoreWeave, Inc.
9.00%, 02/01/2031(d)	285,000	257,624
9.63%, 07/15/2032(d)	82,000	73,495
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	463,000	440,235

	Principal Amount	Value (Note 2)
Oracle Corp.
5.70%, 02/04/2036	$250,000	$231,617
Total Software & Services		1,002,971

Supermarkets & Pharmacies (0.65%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028(d)	325,000	327,232

Transportation & Logistics (0.65%)
Allison Transmission, Inc.
5.88%, 12/01/2033(d)	333,000	328,307

Travel & Lodging (1.26%)
Carnival Corp., Ltd.
5.75%, 08/01/2032(d)	350,000	347,212
Viking Cruises, Ltd.
9.13%, 07/15/2031(d)	275,000	288,041
Total Travel & Lodging		635,253

Utilities (1.64%)
AmeriGas Partners LP / AmeriGas Finance Corp.
6.88%, 06/01/2031(d)	20,000	20,321
9.38%, 06/01/2028(d)	475,000	485,860
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/2031(d)	300,000	318,995
Total Utilities		825,176

Waste & Environment Services & Equipment (0.81%)
Waste Pro USA, Inc.
7.00%, 02/01/2033(d)	400,000	406,412

Wireline Telecommunications Services (2.27%)
APLD ComputeCo LLC
9.25%, 12/15/2030(d)	280,000	297,793
Black Pearl Compute LLC
6.13%, 02/15/2031(d)	249,000	248,894
Galaxy Helios Data Centers II LLC
9.88%, 08/01/2031	204,000	204,770
Meridian Arc Holdco LLC
6.25%, 04/30/2031(d)	200,000	192,360
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031(d)	102,000	96,171
Stingray Compute LLC
6.00%, 06/15/2031(d)	102,000	99,636
Total Wireline Telecommunications Services		1,139,624
TOTAL CORPORATE BONDS
(Cost $32,361,171)		32,239,135

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (13.13%)

U.S.Treasury Bonds (13.13%)
United States Treasury Bond
2.25%, 11/15/2027	736,000	718,103
United States Treasury Bonds
4.38%, 05/15/2036	928,000	903,712

ALPS | Smith Credit Opportunities Fund

Statement of Investments	July 31, 2026 (Unaudited)

	Principal Amount	Value (Note 2)
5.00%, 05/15/2056	$1,752,000	$1,685,342
United States Treasury Notes
3.38%, 11/30/2027	506,000	500,525
4.13%, 06/30/2028	2,798,000	2,790,896
Total U.S.Treasury Bonds		6,598,578
TOTAL GOVERNMENT BONDS
(Cost $6,711,503)		6,598,578

	Shares	Value (Note 2)
PREFERRED STOCK (6.74%)

Financials (4.15%)
Banks (1.69%)
Bank of Hawaii, 8.000%(e)	11,359	299,082
PNC Financial Services Group, Inc., Series T, 5Y US TI + 2.595%(a)(e)	200,000	199,337
US Bancorp, 5Y US TI + 2.541%(a)(e)	65,000	64,446
Wells Fargo & Co., Series GG, 5Y US TI + 2.340%(a)(e)	285,000	284,988
Consumer Finance (1.47%)
American Express Co., 5Y US TI + 2.854%(a)(e)	740,000	738,643
Financial Services (0.99%)
UBS Group AG, 7.125%(a)(d)(e)	500,000	500,213
Total Financials		2,086,709

Government (0.92%)
Government Agencies (0.92%)
CoBank ACB, Series M, 5Y US TI + 2.818%(a)(e)	455,000	461,285

Health Care (0.70%)
Health Care Facilities & Services (0.70%)
CVS Health Corp., 5Y US TI + 2.89%(a)(e)	340,000	350,271

Utilities (0.97%)
Power Generation (0.72%)
Vistra Corp., 5Y US TI + 6.93%(a)(d)(e)	358,000	359,841

	Shares	Value (Note 2)
Utilities (0.25%)
PacifiCorp, 5Y US TI + 3.29%(a)(e)	129,000	$127,069
Total Utilities		486,910
TOTAL PREFERRED STOCK
(Cost $3,254,087)		3,385,175

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (1.67%)

Money Market Fund (1.67%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	3.58%	841,624	841,624

TOTAL SHORT TERM INVESTMENTS
(Cost $841,624)			841,624

TOTAL INVESTMENTS (98.65%)
(Cost $49,577,690)			$49,573,303

Other Assets In Excess Of Liabilities (1.35%)			676,351

NET ASSETS (100.00%)			$50,249,654

Investment Abbreviations:

SOFR - Secured Overnight Financing Rate

TI – Treasury Index

Reference Rates:

30D US SOFR - 30 Day SOFR as of July 31, 2026 was 3.62%

1D US SOFR - 1 Day SOFR as of July 31, 2026 was 3.66%

1M CME TERM SOFR - 1 Month CME TERM SOFR as of July 31, 2026 was 3.66%

1Y US TI - 1 Year US TI as of July 31, 2026 was 4.08%

5Y US TI - 5 Year US TI as of July 31, 2026 was 4.45%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2026 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, the aggregate market value of those securities was $23,469,884, representing 46.71% of net assets.
(e)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statements of Investments

July 31, 2026 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the Statement of Investments of the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund and ALPS | Smith Credit Opportunities Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Total Return Bond Fund seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies". In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of each Fund as a whole. Each Fund’s Treasurer is the CODM for each Fund. Each Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that each Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of each Fund, against which the CODM assesses performance.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service utilized by ALPS Advisors, Inc. (the “Adviser” or “AAI”) as the valuation designee (the "Valuation Designee"), which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The Funds have odd lot pricing policies they employ to value odd lot securities.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or "Trustees") has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Funds. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Funds in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Funds.

Notes to Quarterly Statements of Investments

July 31, 2026 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2026:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Bank Loans	$–	$4,597,015	$–	$4,597,015
Collateralized Mortgage Obligations	–	31,814	–	31,814
Mortgage-Backed Securities	–	2,211,544	–	2,211,544
Corporate Bonds	–	501,650,862	–	501,650,862
Government Bonds	–	107,795,897	–	107,795,897
Short Term Investments	3,036,864	–	–	3,036,864
Total	$3,036,864	$616,287,132	$–	$619,323,996

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Bank Loans	$–	$33,003,605	$–	$33,003,605
Collateralized Mortgage Obligations	–	241,486,659	–	241,486,659
Commercial Mortgage-Backed Securities	–	41,686,066	–	41,686,066
Mortgage-Backed Securities	–	357,097,344	–	357,097,344
Corporate Bonds	–	1,391,239,214	–	1,391,239,214
Government Bonds	–	1,215,452,549	–	1,215,452,549
Preferred Stock	5,970,521	120,857,745	–	126,828,266
Short Term Investments	1,613,253	–	–	1,613,253
Total	$7,583,774	$3,400,823,182	$–	$3,408,406,956

Notes to Quarterly Statements of Investments

July 31, 2026 (Unaudited)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Common Stocks	$70,079	$–	$–	$70,079
Collateralized Mortgage Obligations	–	4,539,359	–	4,539,359
Commercial Mortgage-Backed Securities	–	548,793	–	548,793
Mortgage-Backed Securities	–	1,350,560	–	1,350,560
Corporate Bonds	–	32,239,135	–	32,239,135
Government Bonds	–	6,598,578	–	6,598,578
Preferred Stock	299,082	3,086,093	–	3,385,175
Short Term Investments	841,624	–	–	841,624
Total	$1,210,785	$48,362,518	$–	$49,573,303

For the period ended July 31, 2026, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund normally pays dividends, if any, on a monthly basis and distributes capital gains, if any, annually. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to a Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. A Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When a Fund purchases assignments of loans from lenders, such Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Financial Investors Trust

Schedule of Investments

(Unaudited)

July 31, 2026

ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (99.91%)
Consumer Discretionary (0.27%)
Home Construction (0.27%)
Sumitomo Forestry Co., Ltd.	135,474	$1,147,363

Total Consumer Discretionary		1,147,363

Consumer Staples (9.24%)
Agricultural Producers (0.12%)
Adecoagro SA	52,112	519,557

Chemicals (0.15%)
Israel Corp., Ltd.	25,120	658,470

Food (7.65%)
AAK AB(a)	36,928	796,561
Bakkafrost P/F	11,843	565,565
Barry Callebaut AG	1,500	2,091,038
China Mengniu Dairy Co., Ltd.	981,910	2,366,380
China Youran Dairy Group, Ltd.(a)(b)(c)(d)	1,440,386	784,256
Danone SA	26,436	2,058,325
Darling Ingredients, Inc.(b)	7,186	435,759
Del Monte Corp.	27,886	828,493
Dole PLC	71,292	1,008,069
FUJI OIL Co. LTD /Osaka	32,800	817,191
Hormel Foods Corp.	24,509	612,970
Inghams Group, Ltd.(a)	215,024	340,429
Ingredion, Inc.(a)	28,026	2,787,466
Itoham Yonekyu Holdings, Inc.	11,656	359,339
JBS NV	26,455	370,899
Maple Leaf Foods, Inc.	42,693	871,006
MEIJI Holdings Co., Ltd.	83,814	1,995,985
Morinaga Milk Industry Co., Ltd.	142,032	1,063,198
Mowi ASA	79,475	1,698,933
NH Foods, Ltd.	49,665	1,950,952
Nisshin Seifun Group, Inc.	69,868	883,752
Nissui Corp.	127,482	1,011,171
Pilgrim's Pride Corp.(a)	71,423	1,954,133
Salmar ASA	23,626	1,285,065
Sigma Foods SAB de CV(a)	693,669	706,105
Tyson Foods, Inc., Class A	34,379	1,992,607
Umios Corp.	114,800	945,934
WH Group, Ltd.(c)(d)	93,333	100,564
		32,682,145

Wholesale - Consumer Staples (1.32%)
Archer-Daniels-Midland Co.	34,236	2,713,888
Bunge Global SA(a)	27,576	2,929,398
		5,643,286

Total Consumer Staples		39,503,458

Energy (38.95%)
Oil & Gas Producers (22.87%)
Aker BP ASA	45,616	1,609,976

	Shares	Value (Note 2)
Oil & Gas Producers (continued)
Antero Resources Corp.(b)	21,746	$785,900
APA Corp.	5,217	194,698
ARC Resources, Ltd.	147,237	3,521,673
Athabasca Oil Corp.(b)	95,099	702,804
Baytex Energy Corp.	944,256	4,305,807
Beach Energy, Ltd.(a)	729,619	467,191
Birchcliff Energy, Ltd.(a)	85,806	391,126
BKV Corp.(a)(b)	34,151	835,333
BLUENORD ASA	12,126	655,079
California Resources Corp.	11,435	601,710
Canadian Natural Resources, Ltd.	53,621	2,554,346
Cenovus Energy, Inc.	7,194	216,921
Chord Energy Corp.	27,588	3,872,803
CNX Resources Corp.(a)(b)	63,897	2,287,513
ConocoPhillips	6,179	744,446
Crescent Energy Co.	46,377	531,944
Delek Group, Ltd.	15,980	418,884
Devon Energy Corp.	8,844	399,130
Diamondback Energy, Inc.	3,753	761,671
Eni SpA	147,186	4,070,066
Eni SpA, ADR	447	24,835
EOG Resources, Inc.	28,043	4,169,714
EQT Corp.	2,417	128,802
Equinor ASA	108,815	4,436,414
ExxonMobil Holdings Corp.	2,494	387,667
Freehold Royalties, Ltd.(a)	154,054	1,881,374
Geopark, Ltd.	131,883	1,285,859
Harbour Energy PLC	273,567	882,664
Headwater Exploration, Inc.	197,628	1,867,940
HighPeak Energy, Inc.	89,822	642,227
Imperial Oil, Ltd.	8,100	1,050,166
Inpex Corp.	208,900	4,762,140
Japan Petroleum Exploration Co., Ltd.	176,562	1,960,875
Karoon Energy, Ltd.(a)	1,510,581	1,849,483
Kosmos Energy, Ltd.(a)(b)	189,473	509,682
Magnolia Oil & Gas Corp., Class A	97,825	2,515,081
Matador Resources Co.(a)	35,409	1,766,555
MOL Hungarian Oil & Gas PLC(b)	4,268	61,107
Murphy Oil Corp.(a)	126,479	5,026,276
Obsidian Energy, Ltd.(a)(b)	59,704	640,971
Occidental Petroleum Corp.	66,030	3,768,332
Parex Resources, Inc.(a)	55,458	960,531
Permian Resources Corp.	168,745	3,595,956
Peyto Exploration & Development Corp.(a)	173,118	3,177,463
PrairieSky Royalty, Ltd.(a)	64,509	1,595,411
Range Resources Corp.	2,817	113,074
Repsol SA	28,104	854,926
SandRidge Energy, Inc.	7,932	110,413
SM Energy Co.	78,105	2,539,975
Suncor Energy, Inc.	36,073	2,422,450
Surge Energy, Inc.(a)	148,000	1,092,699
Talos Energy, Inc.(b)	112,992	1,715,219
Tamarack Valley Energy, Ltd.	88,272	844,404

ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)
Oil & Gas Producers (continued)
Topaz Energy Corp.(a)	32,611	$736,269
TotalEnergies SE	21,482	1,893,074
Tourmaline Oil Corp.	10,798	476,873
VAALCO Energy, Inc.(a)	184,466	983,204
Var Energi ASA	619,581	3,085,647
Vermilion Energy, Inc.	73,477	874,271
Whitecap Resources, Inc.(a)	21,030	248,127
Woodside Energy Group, Ltd.	40,972	949,948
		97,817,119

Oil & Gas Services & Equipment (11.23%)
Aker Solutions ASA	127,355	564,917
Archrock, Inc.	51,752	1,850,652
Atlas Energy Solutions, Inc.(a)	24,926	268,952
CES Energy Solutions Corp.(a)	52,700	614,273
China Oilfield Services Ltd.	420,833	379,922
Core Laboratories, Inc.	84,217	896,069
Enerflex, Ltd.	78,126	1,739,911
Expro, Ltd.(b)	113,132	1,804,455
Flowco Holdings, Inc.(a)	50,533	1,033,400
Fugro N.V.	78,267	768,058
Halliburton Co.	69,984	2,256,984
Helix Energy Solutions Group, Inc.(b)	249,433	2,372,108
Helmerich & Payne, Inc.	72,304	2,499,549
Innovex International, Inc.(b)	23,078	648,030
Kodiak Gas Services, Inc.	3,510	206,072
Liberty Energy, Inc., Class A	137,800	2,578,238
Nabors Industries, Ltd.(b)	13,893	1,190,213
National Oilwell Varco, Inc.	65,963	1,281,661
Noble Corp. PLC	52,612	2,230,749
Oceaneering International, Inc.(b)	47,731	2,328,318
Patterson-UTI Energy, Inc.	254,232	2,664,351
Precision Drilling Corp.(a)(b)	13,907	1,081,330
ProPetro Holding Corp.(b)	117,033	1,299,066
RPC, Inc.(a)	197,998	1,110,769
Saipem SpA(a)	820,829	3,964,105
SBM Offshore N.V.	27,571	1,028,202
Select Water Solutions, Inc.	33,297	616,660
SLB, Ltd.	47,513	2,356,170
Subsea 7 SA	25,428	854,263
Tetra Technologies Inc(b)	61,429	473,003
TGS ASA	76,092	1,022,856
Tidewater, Inc.(a)(b)	30,486	2,288,279
Trican Well Service, Ltd.(a)	123,433	521,256
Valaris, Ltd.(b)	10,678	845,591
Viridien(b)	3,250	348,165
		47,986,597

Renewable Energy (4.85%)
Ameresco, Inc., Class A(a)(b)	26,490	558,144
Array Technologies, Inc.(a)(b)	412,458	2,153,031
Canadian Solar, Inc.(a)(b)	36,509	550,556
Corp ACCIONA Energias Renovables SA	68,322	1,709,645

	Shares	Value (Note 2)
Renewable Energy (continued)
Enphase Energy, Inc.(b)	35,008	$1,314,200
First Solar, Inc.(b)	10,617	2,240,506
Flat Glass Group Co., Ltd.(a)	900,766	798,266
Fluence Energy, Inc.(a)(b)	33,484	466,432
Green Plains, Inc.(a)(b)	86,027	1,449,555
Grenergy Renovables SA(b)	4,168	443,143
Nordex SE(b)	41,830	1,854,202
Shoals Technologies Group, Inc., Class A(b)	160,915	1,406,397
SMA Solar Technology AG(b)	2,543	154,981
Vestas Wind Systems A/S	112,416	3,027,185
Xinyi Solar Holdings, Ltd.(a)	9,290,523	2,606,237
		20,732,480

Total Energy		166,536,196

Industrials (4.78%)
Electrical Equipment (0.25%)
Bloom Energy Corp., Class A(b)	5,236	1,077,621

Machinery (4.04%)
AGCO Corp.	14,752	1,507,064
CNH Industrial NV	142,768	1,463,372
Deere & Co.	2,973	1,762,008
Epiroc AB	24,488	627,746
FLSmidth & Co. A/S	7,191	538,271
Kubota Corp.	156,247	2,696,183
Kurita Water Industries, Ltd.	72,712	3,995,149
Organo Corp.	16,459	1,518,608
Sany Heavy Equipment International Holdings Co., Ltd.	1,447,030	1,370,937
Veralto Corp.	18,664	1,757,589
		17,236,927

Oil & Gas Services & Equipment (0.49%)
Secure Waste Infrastructure Corp.	122,253	2,106,953

Total Industrials		20,421,501

Materials (37.94%)
Base Metal (0.98%)
Hudbay Minerals, Inc.	84,810	1,924,461
NexGen Energy, Ltd.(b)	249,725	2,284,984
		4,209,445

Base Metals (0.18%)
UACJ Corp.	51,965	769,162

Chemicals (4.63%)
AMG Critical Materials NV	16,917	573,530
CF Industries Holdings, Inc.	13,307	1,665,903
Corteva, Inc.	52,035	4,095,675
FMC Corp.(a)	91,070	975,360
ICL Group, Ltd.	516,425	2,640,828
K+S AG	58,241	977,858

ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)
Chemicals (continued)
Nufarm, Ltd.(a)(b)	274,911	$580,324
Nutrien, Ltd.	60,106	4,151,521
Yara International ASA	87,246	4,112,138
		19,773,137

Forestry, Paper & Wood Products (0.74%)
Holmen AB	10,597	359,458
Svenska Cellulosa AB SCA	179,284	2,038,131
West Fraser Timber Co., Ltd.	11,956	774,238
		3,171,827

Metals & Mining (27.07%)
African Rainbow Minerals, Ltd.	36,555	374,683
Agnico Eagle Mines, Ltd.	15,296	2,222,050
Agnico-Eagle Mines, Ltd.	1,000	145,180
Alcoa Corp.	30,126	1,363,503
Altius Minerals Corp.(a)	15,085	624,018
Aluminum Corp. of China, Ltd., Class H	408,309	440,464
Anglo American PLC	25,282	1,271,971
Antofagasta PLC	29,046	1,430,809
Aurubis AG	8,294	1,736,863
B2Gold Corp.	277,385	1,040,194
Bellevue Gold, Ltd.(b)	877,599	778,079
BHP Group, Ltd.	119,711	5,080,195
Boliden AB	97,978	4,906,000
Boss Energy, Ltd.(a)(b)	763,705	655,605
Capricorn Metals, Ltd.	253,988	2,278,665
Capstone Copper Corp.(b)	189,777	1,801,856
Catalyst Metals, Ltd.(b)	114,020	433,243
Centerra Gold, Inc.	53,105	912,958
Century Aluminum Co.(b)	10,446	467,667
CGN Mining Co., Ltd.	1,471,919	454,203
Champion Iron, Ltd.(a)	466,796	1,120,053
China Hongqiao Group, Ltd.	508,163	1,590,115
China Nonferrous Mining Corp., Ltd.	1,403,358	2,639,438
Cia de Minas Buenaventura SAA, ADR	3,903	118,183
Coeur Mining, Inc.	6,793	101,284
Compass Minerals International, Inc.(b)	32,679	958,802
Deterra Royalties, Ltd.	224,588	687,437
Develop Global, Ltd.(a)(b)	125,746	428,249
Emerald Resources NL(b)	213,158	808,439
Equinox Gold Corp.	236,787	2,119,244
Eramet SA(b)	8,675	431,354
ERO Copper Corp.(a)(b)	59,500	1,597,589
Evolution Mining, Ltd.	160,121	1,269,782
First Quantum Minerals, Ltd.(b)	39,038	1,082,153
Fortescue, Ltd.	300,142	3,909,221
Freeport-McMoRan, Inc.	29,137	1,824,850
Fresnillo PLC	28,581	953,368
G Mining Ventures Corp.(b)	12,543	382,325
Genesis Minerals, Ltd.(a)(b)	117,332	471,422

	Shares	Value (Note 2)
Metals & Mining (continued)
Greatland Resources, Ltd.(b)	218,425	$1,529,264
Grupo Mexico SAB de CV, Series B	231,023	2,778,359
Hecla Mining Co.	142,717	2,015,164
IGO, Ltd.(b)	61,987	299,650
Iluka Resources, Ltd.(a)	85,836	365,411
Impala Platinum Holdings, Ltd.	149,635	1,626,478
Industrias Penoles SAB de CV	28,206	1,296,911
IperionX, Ltd.(a)(b)	146,268	313,911
Jiangxi Copper Co., Ltd.	116,568	522,909
JX Advanced Metals Corp.(a)	27,307	651,675
K92 Mining, Inc.(b)	120,769	1,940,953
Kumba Iron Ore, Ltd.	104,894	1,666,304
Labrador Iron Ore Royalty Corp.(a)	59,414	1,133,734
Lingbao Gold Group Co., Ltd.(a)	454,364	1,118,181
Lundin Gold, Inc.	31,153	1,744,266
Lundin Mining Corp.	33,280	824,017
Lygend Resources & Technology Co. Ltd-H	659,600	1,113,575
Lynas Rare Earths, Ltd.(a)(b)	199,166	1,974,619
McEwen Mining, Inc.(b)	56,067	969,398
Metso Corporation	43,185	802,258
Mineral Resources, Ltd.(a)(b)	8,562	349,310
Mitsubishi Materials Corp.(a)	42,379	1,116,842
MMG, Ltd.(b)	1,849,604	1,978,754
MP Materials Corp.(a)(b)	29,484	1,219,753
NexGen Energy, Ltd.(a)(b)	13,219	120,889
Norsk Hydro ASA	171,739	1,570,340
Northam Platinum Holdings, Ltd.	40,679	581,429
Northern Star Resources, Ltd.	174,911	2,449,217
NRW Holdings, Ltd.	134,622	663,088
OceanaGold Corp.	119,626	2,884,302
Paladin Energy, Ltd.(a)(b)	180,943	1,199,360
Perseus Mining, Ltd.	593,372	2,025,004
Ramaco Resources, Inc.(a)(b)	26,773	242,125
Ramelius Resources, Ltd.	214,067	459,417
Regis Resources, Ltd.	728,299	3,120,930
Resolute Mining, Ltd.(b)	1,613,152	1,055,639
Sandfire Resources NL(b)	82,241	1,096,616
Shougang Fushan Resources Group, Ltd.	4,441	1,353
Skeena Resources, Ltd.(a)(b)	16,929	449,973
South32, Ltd.	869,650	2,796,519
Southern Copper Corp.	2,718	496,606
Sumitomo Metal Mining Co., Ltd.	35,748	1,839,021
SunCoke Energy, Inc.	77,157	654,291
Teck Resources, Ltd., Class B	38,147	2,297,975
Torex Gold Resources, Inc.	32,179	1,238,404
Triple Flag Precious Metals Corp.	24,505	705,009
Uranium Energy Corp.(b)	202,864	1,947,494
Valterra Platinum, Ltd.	24,047	1,804,495
Wanguo Gold Group, Ltd.	294,097	394,884
Warrior Met Coal, Inc.(a)	17,688	1,404,604
West African Resources, Ltd.(b)	549,289	1,097,681
Westgold Resources, Ltd.	198,021	659,067

ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	July 31, 2026 (Unaudited)

	Shares	Value (Note 2)
Metals & Mining (continued)
Zijin Mining Group Co., Ltd.	45,383	$192,356
		115,711,298

Mining Services (0.10%)
Perenti, Ltd.	281,262	419,570

Precious Metal Mining (0.63%)
Endeavour Mining PLC	57,203	2,707,028

Steel (3.61%)
Acerinox SA	48,044	962,886
Aichi Steel Corp.	48,949	909,420
APERAM SA	11,190	586,604
ArcelorMittal SA	5,269	369,053
BlueScope Steel, Ltd.	71,482	1,645,762
Cleveland-Cliffs, Inc.(b)	9,043	104,175
Daido Steel Co., Ltd.	76,304	1,090,811
JFE Holdings, Inc.(a)	185,414	2,118,035
Kobe Steel, Ltd.	136,161	1,777,483
Maruichi Steel Tube, Ltd.	44,594	501,421
Nippon Steel Corp.(a)	308,114	1,257,980
OSAKA Titanium Technologies Co., Ltd.(a)	93,144	1,660,265
Outokumpu Oyj	48,172	288,302
SSAB AB, Class A	33,351	350,595
Vallourec SACA	19,841	476,125
voestalpine AG	21,654	1,123,164
Yamato Kogyo Co., Ltd.	2,235	189,639
		15,411,720

Total Materials		162,173,187

Utilities (8.73%)
Electric Utilities (5.10%)
Boralex, Inc., Class A	89,351	2,363,402
China Datang Corp. Renewable Power Co., Ltd.(a)	2,531,639	413,202
China Longyuan Power Group Corp., Ltd.(a)	3,489,482	2,567,366
Drax Group PLC	139,489	1,386,468
Enlight Renewable Energy, Ltd.(b)	22,190	1,887,584
ERG SpA	31,969	811,768
Iberdrola SA	32,966	785,004
Northland Power, Inc.(a)	260,566	4,055,748
Ormat Technologies, Inc.(a)	16,801	1,639,442
Orsted AS(b)(c)(d)	75,559	1,690,228
ReNew Energy Global PLC(b)	63,760	396,587
RENOVA, Inc.(b)	112,590	658,111
Scatec ASA(b)(c)(d)	86,369	834,756
Solaria Energia y Medio Ambiente SA(a)(b)	117,447	2,278,000
		21,767,666

Gas & Water Utilities (3.63%)
American States Water Co.	8,066	690,772

	Shares	Value (Note 2)
Gas & Water Utilities (continued)
American Water Works Co., Inc.	11,246	$1,508,876
Beijing Enterprises Water Group, Ltd.(a)	1,621,858	477,723
California Water Service Group	41,407	2,074,905
Essential Utilities, Inc.	34,283	1,366,178
Guangdong Investment, Ltd.	2,060,881	2,225,805
H2O America(a)	33,855	2,076,327
National Fuel Gas Co.	2,443	201,083
Severn Trent PLC	31,248	1,271,011
United Utilities Group PLC	85,841	1,600,018
Veolia Environnement SA	51,412	2,043,579
		15,536,277

Total Utilities		37,303,943

TOTAL COMMON STOCKS
(Cost $390,035,917)		427,085,648

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.98%)
Investments Purchased with Collateral from Securities Loaned (6.98%)
State Street Navigator Securities Lending Government Money Market Portfolio (Cost 29,841,380)	3.68%	29,841,380	29,841,380

TOTAL SHORT TERM INVESTMENTS
(Cost $29,841,380)			29,841,380

TOTAL INVESTMENTS (106.89%)
(Cost $419,877,297)			$456,927,028

Liabilities in Excess of Other Assets (-6.89%)			(29,466,499)

NET ASSETS (100.00%)			$427,460,529

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $51,448,878.
(b)	Non-income producing security.

ALPS | CoreCommodity Natural Resources ETF

Schedule of Investments	July 31, 2026 (Unaudited)

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines utilized by the Valuation Designee. As of July 31, 2026 the aggregate market value of those securities was $3,409,804, representing 0.80% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, the aggregate market value of those securities was $3,409,804, representing 0.80% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/ or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments

July 31, 2026 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the Schedule of Investments of the ALPS | CoreCommodity Natural Resources ETF (the “Fund”), which commenced operations on July 11, 2024. The Fund seeks to maximize real returns, consistent with prudent investment management.

The Fund’s Shares (“Shares”) are listed on the Nasdaq Stock Market LLC (“Nasdaq Exchange”). The Fund issues and redeems Shares, at net asset value (“NAV”) in blocks of 15,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and subsidiaries, as applicable, in preparation of their financial statements. The Fund is considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 "Financial Services -Investment Companies". In regards to Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the Chief Operating Decision Maker (“CODM”) monitors the operating results of the Fund as a whole. The Fund’s Treasurer is the CODM for the Fund. The Fund’s financial information is used by the CODM to assess each segment’s performance. The CODM has determined that the Fund is a single operating segment as defined by ASU 2023-07 that recognizes revenues and incurs expenses. This is supported by the single investment strategy of the Fund, against which the CODM assesses performance.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Trust’s Board of Trustees (the “Board” or "Trustees") has appointed the Adviser to serve as the valuation designee (the “Valuation Designee”) to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures utilized by the Valuation Designee. The fair valuation policies and procedures (“FV Procedures”) are utilized by the Valuation Designee for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Funds’ Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Notes to Quarterly Schedule of Investments

July 31, 2026 (Unaudited)

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2026:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Natural Resources ETF
Common Stocks(a)	$427,085,648	$–	$–	$427,085,648
Short Term Investments	29,841,380	–	–	29,841,380
Total	$456,927,028	$–	$–	$456,927,028

(a)	For detailed descriptions of sectors, see the accompanying Schedule of Investments.

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended July 31, 2026.

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: The Fund normally pays dividends and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends, and other income the Fund receives from its investments, including distributions of short-term capital gains, if any. Capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. The Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for withholding taxes or certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses. Transactions in foreign denominated assets may involve greater risks than domestic transactions.

Foreign Currency Spot Contracts: The Fund may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Notes to Quarterly Schedule of Investments

July 31, 2026 (Unaudited)

Master Limited Partnerships (“MLPs”): The Fund may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Lending of Portfolio Securities: The Fund has entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Fund’s lending agent. The Fund may lend its portfolio securities only to borrowers that are approved by SSB. The Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in the Fund’s Statement of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statement of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending agreement and related cash and non-cash collateral received as of July 31, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
ALPS | CoreCommodity Natural Resources ETF	$51,448,878	$29,841,380	$24,094,895	$53,936,275